UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — 95.6%
Alabama — 2.2%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA/NR)(a)(b)(c)
$6,875,000	13.860%	11/03/16	$8,423,594
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
3,405,000	5.375	12/01/16	3,464,724
4,425,000	5.500	12/01/21	4,279,329
5,775,000	5.625	12/01/26	5,396,333
16,515,000	5.750	12/01/36	14,713,379
Birmingham Baptist Medical Centers Special Care Facilities Financing Authority RB for Baptist Health System, Inc. Series 2005 A (NR/Baa2)

8,440,000	5.000	11/15/30	7,418,844
Butler Industrial Development Board Solid Waste Disposal RB Refunding for Georgia Pacific Corp. Project Series 2004 (AMT) (BB-/NR)
5,000,000	5.750	09/01/28	4,573,400
Courtland Industrial Development Board Environmental Improvement RB Refunding for International Paper Co. Project Series 2003 B (AMT) (BBB/Baa3)
2,000,000	6.250	08/01/25	2,013,720
Infirmary Health System Special Care Facilities Financing Authority of Mobile RB for Infirmary Health System, Inc. Series 2010 A (A-/NR)
7,500,000	5.250	02/01/30	7,499,700
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A (GO OF AUTH) (NR/NR)
7,600,000	6.000	08/01/25	6,724,480
5,000,000	6.000	08/01/35	4,080,700
Tuscaloosa Alabama Educational Building Authority RB for Stillman College Project Series 2007 A (BBB-/NR)
14,465,000	5.250	06/01/37	12,810,493
University of Alabama at Birmingham Hospital RB Series 2006 A (A+/A1)
2,785,000	5.000	09/01/41	2,767,399

			84,166,095

Arizona — 2.8%
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 A (NR/NR)(c)(d)
44,070,000	1.310	02/02/15	38,798,787
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 C (NR/NR)(c)(d)
10,000,000	1.310	02/02/15	8,803,900
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 E (BBB-/Baa2)(c)
6,000,000	6.000	05/01/14	6,433,920
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
8,800,000	7.250	02/01/40	10,060,424
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BB+/Baa3)
5,000,000	6.250	01/01/38	5,135,350

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Arizona — (continued)
Navajo County Arizona Pollution Control Corp. PCRB Series 2009 D (BBB-/Baa2)(c)
$6,600,000	5.750%	06/01/16	$7,069,062
Pima County IDA PCRB for Tucson Electric Power Co. San Juan Project Series 2009 A (BBB-/Baa3)
7,500,000	4.950	10/01/20	7,582,950
Pima County IDA RB for Tucson Electric Power Co. Project RMKT 01/12/10 Series 2008 B (BBB-/Baa3)
12,850,000	5.750	09/01/29	13,119,722
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB/A3)
600,000	5.000	01/01/20	602,514
2,000,000	5.000	01/01/26	2,000,740
3,000,000	5.000	01/01/32	2,938,080
University Medical Center Corp. RB Series 2009 (BBB+/Baa1)
500,000	6.250	07/01/29	542,535
1,000,000	6.500	07/01/39	1,079,710

			104,167,694

Arkansas — 0.1%
Little River Country RB Refunding for Georgia Pacific Corp. Project Series 1998 (AMT) (NR/Ba3)
4,215,000	5.600	10/01/26	3,853,269

California — 17.5%
Abag Finance Authority Non-profit Corps. RB for Sharp HealthCare Series 2009 B (A-/A3)
9,510,000	6.250	08/01/39	10,426,003
ABC Unified School District GO Bonds Series 2001 C (NATL-RE FGIC) (A+/Aa2)(e)
1,600,000	0.000	08/01/26	607,312
Anaheim Public Financing Authority RB Capital Appreciation for Public Improvement Project Series 1997 C (AGM) (AAA/Aa3)(e)
855,000	0.000	09/01/29	253,473
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AAA/Aa3)(e)
1,055,000	0.000	08/01/25	427,834
California County Tobacco Securitization Agency RB Assets-Backed Bonds Refunding for Sonoma County Corp. Series 2005 (BBB/NR)
5,935,000	5.250	06/01/45	3,947,784
California County Tobacco Securitization Agency RB Convertible Asset-Backed Bonds for Los Angeles County Securitization Corp. Series 2006 (BBB+/Baa3)(f)
6,070,000	0.000	06/01/28	4,955,912
4,990,000	0.000	06/01/36	3,823,189
California Health Facilities Financing Authority RB for California Sutter Health Facilities Series 2007 A (A+/Aa3)
5,000,000	5.250	11/15/46	4,804,000
California Health Facilities Financing Authority RB for California Sutter Health Facilities Series 2008 A (A+/Aa3)
2,000,000	5.000	08/15/38	1,921,160
California Health Facilities Financing Authority RB for California-Nevada Methodist Homes Series 2006 (CA MTG INS) (A-/NR)
1,575,000	5.000	07/01/36	1,443,598

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (BBB-/Baa2)
$7,500,000	5.500%	02/01/39	$6,922,950
California Pollution Control Financing Authority Solid Waste Disposal PCRB for Waste Management, Inc. Series 2005 C (AMT) (BBB/NR)
9,250,000	5.125	11/01/23	9,227,245
California State Various Purpose GO Bonds Refunding Series 2009 (A-/A1)
5,000,000	5.500	11/01/34	5,109,300
California State Various Purpose GO Bonds Series 2005 (A-/A1)
5,000,000	5.000	08/01/35	4,779,700
California State Various Purpose GO Bonds Series 2007 (A-/A1)
10,000,000	5.000	06/01/32	9,714,400
44,020,000	5.000	06/01/37	41,893,834
9,830,000	5.000	11/01/37	9,351,672
3,315,000	5.000	12/01/37	3,153,560
California State Various Purpose GO Bonds Series 2008 (A-/A1)
15,000,000	5.000	04/01/38	14,244,300
California State Various Purpose GO Bonds Series 2009 (A-/A1)
10,000,000	6.500	04/01/33	11,223,300
California State Various Purpose GO Bonds Series 2010 (A-/A1)
7,000,000	5.500	03/01/40	7,093,660
California State Veterans GO Bonds Series 2006 CD (AMT) (AA/A1)
30,000,000	4.600	12/01/32	25,814,400
California Statewide Communities Development Authority RB BANS for Golden Gate Park Series 2005 (LOC - First Republic Bank) (NR/NR)
26,500,000	6.000	12/01/11	26,903,065
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A (NR/NR)
7,500,000	5.500	11/01/38	6,066,525
California Statewide Communities Development Authority RB for Methodist Hospital Project Series 2009 (FHA INS) (AA/Aa2)
6,000,000	6.625	08/01/29	6,873,300
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (BB/NR)(e)
35,000,000	0.000	06/01/46	1,224,650
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE FGIC) (A/NR)(e)
7,000,000	0.000	09/01/33	1,430,870
East Bay California Municipal Utility District Water System RB Rolls II R-11826-1 Series 2010 (AAA/NR)(a)(b)
13,335,000	13.454	12/01/17	15,575,680
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (BB/NR)(e)
388,285,000	0.000	06/01/47	10,903,043
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (BBB-/NR)(e)
307,000,000	0.000	06/01/47	8,620,560

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGC-ICC) (AAA/Aa3)
$24,210,000	5.000%	06/01/45	$23,244,747
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGM-CR FGIC) (AAA/Aa3)
9,500,000	5.000	06/01/35	9,274,755
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AMBAC) (BBB+/A2)(e)
23,000,000	0.000%	06/01/24	9,581,800
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (BBB+/A2)
49,880,000	5.000	06/01/45	44,638,111
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (FGIC) (BBB+/A2)
2,290,000	5.000	06/01/35	2,092,648
24,520,000	5.000	06/01/38	22,157,253
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (BBB/Baa3)
34,280,000	5.750	06/01/47	24,385,421
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2005 (AMBAC-TCRS-BNY) (A-/A2)
65,315,000	5.000	06/01/45	58,451,047
Hartnell Community College District GO Bonds Capital Appreciation for Election of 2002 Series 2009 D (AA-/Aa2)(e)
50,000,000	0.000	08/01/49	2,885,000
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (B+/NR)(e)
101,195,000	0.000	06/01/36	5,117,431
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (B+/NR)(e)
211,235,000	0.000	06/01/47	2,904,481
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (B/NR)(e)
360,660,000	0.000	06/01/57	1,485,919
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3 (NR/NR)
1,435,000	5.050	09/01/30	1,177,862
690,000	5.050	09/01/35	539,884
Los Angeles County Sanitation Districts Financing Authority RB for Capital Projects District No. 20 Subseries 2007 A (AMBAC) (A/NR)
4,000,000	4.500	10/01/42	3,439,200
Los Angeles Department of Water & Power, Power System RB Subseries 2007 A-1 (AGM-CR) (AMBAC) (AAA/Aa3)
13,500,000	5.000	07/01/37	13,966,155

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Los Angeles Regional Airports Improvement Corp. Lease RB Series 2002 C (AMT) (B-/Caa2)
$29,425,000	7.500%	12/01/24	$29,388,513
Los Angeles Unified School District GO Bonds Series 2009 F (AA-/Aa2)
2,000,000	5.000	01/01/34	2,002,860
Madera County COPS for Children’s Hospital Central California Series 2010 (A-/A3)
8,000,000	5.375	03/15/36	7,830,320
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A/NR)(e)
1,330,000	0.000	08/01/27	446,401
Monrovia Unified School District GO Bonds for Capital Appreciation Series 2001 B (NATL-RE FGIC) (A+/Aa3)(e)
1,000,000	0.000	08/01/24	441,880
M-S-R Energy Authority Gas RB Series 2009 A (A/NR)
8,250,000	6.500	11/01/39	8,911,237
M-S-R Energy Authority Gas RB Series 2009 B (A/NR)
2,000,000	6.500	11/01/39	2,160,300
M-S-R Energy Authority Gas RB Series 2009 C (A/NR)
21,500,000	6.125	11/01/29	22,637,350
13,250,000	6.500	11/01/39	14,311,987
Murrieta Community Facilities District No. 3 Special Tax for Creekside Village Improvement Area 1 Series 2005 (NR/NR)
1,660,000	5.200	09/01/35	1,442,175
New Haven Unified School District GO Bonds Refunding for Capital Appreciation Series 2009 (ASSURED GTY) (AAA/Aa2)(e)
860,000	0.000	08/01/25	372,500
1,105,000	0.000	08/01/26	446,453
5,550,000	0.000	08/01/30	1,658,507
7,830,000	0.000	08/01/32	2,021,863
7,000,000	0.000	08/01/34	1,569,260
Northern California Gas Authority No. 1 Gas Project RB Series 2007 (A/A2)(d)
8,000,000	0.825	07/01/19	5,890,560
Oakland Unified School District GO Bonds for Election of 2006 Series 2009 A (BBB+/A1)
11,595,000	6.125	08/01/29	12,388,098
Palomar Pomerado Health COPS Series 2009 (BBB/Baa2)
12,000,000	6.750	11/01/39	12,837,240
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AAA/Aa3)(f)
10,750,000	0.000	08/01/38	6,887,847
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE FGIC) (AA-/Aa3)(e)
1,805,000	0.000	08/01/25	774,977
Sacramento County California Airport System RB Senior Series 2009 A (ASSURED GTY) (AAA/Aa3)
7,250,000	5.500	07/01/41	7,657,160
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE FGIC) (A/A1)(e)
1,420,000	0.000	08/01/25	546,430

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
San Diego Community College District GO Bonds for Election of 2002 Series 2005 (AGM) (AAA/Aa1)
$14,870,000	5.000%	05/01/30	$15,200,858
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB/NR)
750,000	6.250	08/01/28	792,997
555,000	6.375	08/01/29	588,883
305,000	6.500	08/01/31	324,075
1,000,000	6.625	08/01/39	1,053,170
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE FGIC) (A+/Aa2)(e)
1,580,000	0.000	08/01/24	728,411
1,595,000	0.000	08/01/25	680,810
Silicon Valley Tobacco Securitization Authority Tobacco Settlement RB Capital Appreciation Turbo Asset-Backed Bonds for Santa Clara County Tobacco Securitization Corp. Series 2007 A (BBB/NR)(e)
29,000,000	0.000	06/01/36	2,815,030
73,990,000	0.000	06/01/47	2,486,064
Silicon Valley Tobacco Securitization Authority Tobacco Settlement RB Capital Appreciation Turbo Asset-Backed Bonds for Santa Clara County Tobacco Securitization Corp. Series 2007 B (BBB-/NR)(e)
13,505,000	0.000	06/01/47	453,768
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds for Sacramento County Tobacco Securitization Corp. Series 2005 A-1 (BBB/Baa3)
2,000,000	5.375	06/01/38	1,555,480
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (BBB/Baa3)
7,350,000	5.125	06/01/46	4,712,379
Vallejo California Sanitation & Flood Control District COPS Series 1993 (NATL-RE FGIC) (A/NR)
186,000	5.000	07/01/19	186,884

			658,280,720

Colorado — 0.6%
Colorado Health Facilities Authority Hospital RB for Poudre Valley Health Care, Inc. Series 2005 F (A-/A3)
1,010,000	5.000	03/01/25	1,016,181
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
9,050,000	5.000	12/01/35	7,627,611
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006 (NR/NR)
4,500,000	6.125	12/01/37	3,325,995
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines Project Series 2007 A (AMT) (B-/Caa2)
9,000,000	5.750	10/01/32	7,553,610

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Colorado — (continued)
Park Meadows Business Improvement District RB Series 2007 (NR/NR)
$475,000	5.300%	12/01/27	$416,086
720,000	5.350	12/01/31	610,999
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B (NR/NR)
1,750,000	6.625	12/01/40	1,347,343

			21,897,825

Delaware — 0.2%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
6,673,000	5.450	07/01/35	4,618,917
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 B (NR/NR)
100,000	5.125	07/01/35	73,541
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (BBB+/Baa2)
3,000,000	5.400	02/01/31	3,072,450

			7,764,908

District of Columbia — 1.0%
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Projects Series 2009 (ASSURED GTY) (AAA/Aa3)(f)
25,000,000	0.000	10/01/41	18,422,000
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Projects Series 2010 B (BBB+/Baa1)(f)
30,000,000	0.000	10/01/44	17,822,700

			36,244,700

Florida — 12.8%
Aberdeen Community Development District Special Assessment Series 2006-1 (NR/NR)(g)
1,810,000	5.250	11/01/15	923,281
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
4,540,000	6.300	05/01/35	3,464,111
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A (NR/NR)
1,775,000	5.375	05/01/37	1,017,909
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-1 (NR/NR)
39,320,000	5.500	05/01/36	19,653,709
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-2 (NR/NR)
240,000	5.250	05/01/36	215,630
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A (NR/NR)
27,200,000	5.350	05/01/36	15,889,424
Arborwood Community Development District Special Assessment for School Site Acquisition Project Series 2005 (NR/NR)
5,255,000	5.500	05/01/14	2,627,500

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
$7,000,000	6.000%	05/01/33	$6,295,100
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 B (NR/NR)
9,440,000	5.800	05/01/34	8,252,920
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
490,000	6.000	05/01/35	490,965
Brevard County Health Facilities Authority RB for Health First, Inc. Project Series 2009 (A-/A3)
4,750,000	7.000	04/01/39	5,287,225
Bridgewater Community Development District Special Assessment Series 2004 A (NR/NR)
12,535,000	6.000	05/01/35	6,797,480
Broward County Florida Airport Exempt Facility RB for Learjet, Inc. Project RMKT 07/19/04 Series 2000 (AMT) (NR/Ba2)
2,000,000	7.500	11/01/20	2,121,660
Channing Park Community Development District Special Assessment Series 2007 (NR/NR)
4,805,000	5.300	05/01/38	3,410,349
Citizens Property Insurance Corp. RB Senior Secured for High Risk Account Series 2009 A-1 (A+/A2)
22,835,000	5.500	06/01/17	24,065,122
Concord Station Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
1,160,000	5.000	05/01/15	781,132
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(g)
5,200,000	5.850	05/01/35	2,340,000
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(g)
4,490,000	5.000	05/01/11	2,020,500
Connerton West Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(g)
6,410,000	5.125	05/01/16	2,265,166
Cory Lakes Community Development District Special Assessment Series 2001 A (NR/NR)
370,000	8.375	05/01/17	383,786
Cory Lakes Community Development District Special Assessment Series 2001 B (NR/NR)
415,000	8.375	05/01/17	428,243
Crossings at Fleming Island Community Development District Special Assessment Refunding Series 2000 C (NR/NR)
3,035,000	7.050	05/01/15	3,071,147
Durbin Crossing Community Development District Special Assessment Series 2005 A (NR/NR)
44,660,000	5.500	05/01/37	28,026,383
Durbin Crossing Community Development District Special Assessment Series 2005 B-2 (NR/NR)
5,250,000	4.875	11/01/10	4,768,785
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/Baa1)
22,500,000	6.000	08/15/36	22,599,900

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Florida Higher Educational Facilities Financing Authority RB for Flagler College, Inc. Project Series 2006 (XLCA) (NR/NR)
$12,350,000	5.250%	11/01/36	$11,692,486
Forest Creek Community Development District RB for Capital Improvement Series 2010 (NR/NR)
990,000	7.000	11/01/13	919,680
Gateway Services District Water & Sewer RB Refunding Series 2003 (NR/NR)
1,755,000	6.000	10/01/19	1,725,569
Halifax Hospital Medical Center RB Refunding & Improvement Series 2006 A (A-/NR)
5,310,000	5.000	06/01/38	4,841,711
Hammocks Community Development District Special Assessment Series 2005 B (NR/NR)
585,000	4.875	11/01/10	557,359
Harbour Isles Community Development District Special Assessment Series 2004 (NR/NR)
3,075,000	6.125	05/01/35	2,678,940
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
8,310,000	5.600	05/01/36	6,502,741
Heritage Harbour South Community Development District RB for Capital Improvement Series 2003 A (NR/NR)
1,155,000	6.200	05/01/35	1,169,322
Heritage Isle At Viera Community Development District Special Assessment Series 2005 (NR/NR)
6,890,000	5.550	05/01/37	4,825,205
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
2,540,000	5.700	05/01/36	2,023,593
Highlands Community Development District Special Assessment Series 2005 (NR/NR)(g)
3,730,000	5.550	05/01/36	1,962,763
Hillsborough County IDA RB for Health Facilities RMKT 8/06/09 Series 2008 B (BBB/Aaa)
4,980,000	8.000	08/15/32	5,695,925
JEA Florida St. Johns River Power Park System RB Series 2009 (AA-/Aa2)
2,840,000	5.500	10/01/34	2,966,039
Killarney Community Development District Special Assessment Series 2004 A (NR/NR)(g)
2,395,000	6.000	05/01/35	1,196,614
Killarney Community Development District Special Assessment Series 2004 B (NR/NR)(g)
1,750,000	5.125	05/01/16	875,000
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A (NR/NR)
1,855,000	7.450	05/01/22	1,865,944
3,345,000	7.500	05/01/32	3,363,933
Lakewood Ranch Stewardship District BANS Series 2009 (NR/NR)
15,395,000	7.500	06/01/11	15,509,231
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005 (NR/NR)
4,240,000	4.875	08/01/10	4,055,814

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B (NR/NR)
$8,185,000	5.000%	05/01/13	$6,953,812
Landmark At Doral Community Development District Special Assessment Bonds Series 2006 A (NR/NR)(g)
4,000,000	5.500	05/01/38	1,280,000
Lee County IDA Health Care Facilities RB for Shell Point/Alliance Obligation Group Series 2006 (BB/NR)
19,960,000	5.125	11/15/36	16,474,784
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB/NR)
40,000	5.000	11/15/10	40,115
60,000	5.000	11/15/11	60,419
1,000,000	5.000	11/15/13	1,000,550
4,000,000	5.000	11/15/22	3,670,480
10,000,000	5.000	11/15/29	8,448,000
Live Oak Community Development District No. 2 Special Assessment Series 2004 A (NR/NR)
8,575,000	5.850	05/01/35	6,643,481
Live Oak Community Development District No. 2 Special Assessment Series 2010 (NR/NR)
6,780,000	7.360	11/01/20	6,626,230
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
5,730,000	5.400	05/01/30	4,381,559
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
2,715,000	5.375	05/01/30	2,344,565
Marsh Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
1,900,000	5.450	05/01/36	1,728,829
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(g)
4,455,000	5.250	05/01/15	1,783,247
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2007 B (NR/NR)(g)
2,915,000	6.150	11/01/14	1,136,850
Mediterra North Community Development District RB for Capital Improvement Series 2001 A (NR/NR)
4,135,000	6.800	05/01/31	4,138,639
Mediterra South Community Development District RB for Capital Improvement Series 1999 A (NR/NR)
415,000	6.950	05/01/31	410,892
Mediterra South Community Development District RB for Capital Improvement Series 2001 (NR/NR)
1,315,000	6.850	05/01/15	1,313,383
Mediterra South Community Development District RB for Capital Improvement Series 2003 B (NR/NR)
1,195,000	7.250	03/01/15	1,186,241
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 1998 (BB+/NR)
5,130,000	5.375	11/15/28	4,541,127
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 2001 A (BB+/Ba2)
1,860,000	6.125	11/15/11	1,901,236

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Project Florida Series 2004 (BB+/Ba2)
$13,600,000	6.750%	11/15/29	$13,715,600
Miami-Dade County Florida Aviation RB Series 2010 A (A-/A2)
2,700,000	5.375	10/01/35	2,749,788
12,000,000	5.375	10/01/41	12,135,480
Miami-Dade County Florida Special Obligation Subseries 1997 B (NATL-RE) (A/A2)(e)
20,000,000	0.000	10/01/29	5,897,800
32,855,000	0.000	10/01/33	7,104,894
8,340,000	0.000	10/01/34	1,676,673
Middle Village Community Development District Special Assessment Series 2004 A (NR/NR)
4,795,000	5.800	05/01/22	4,608,331
6,610,000	6.000	05/01/35	6,113,126
New River Community Development District Special Assessment Series 2006 A (NR/NR)(g)
2,330,000	5.350	05/01/38	932,000
New River Community Development District Special Assessment Series 2006 B (NR/NR)(g)
9,905,000	5.000	05/01/13	3,962,000
Orange County Health Facilities Authority RB Refunding for Orlando Lutheran Healthcare Series 2005 (NR/NR)
1,100,000	5.375	07/01/20	1,032,394
Overoaks Community Development District RB for Capital Improvement Series 2004 A (NR/NR)(g)
960,000	6.125	05/01/35	547,200
Overoaks Community Development District RB for Capital Improvement Series 2004 B (NR/NR)(g)
5,545,000	5.125	05/01/16	3,160,706
Panther Trails Community Development District Special Assessment Series 2005 (BBB-/NR)
3,570,000	5.600	05/01/36	3,433,162
Parker Road Community Development District Special Assessment Series 2007 A (NR/NR)
2,435,000	5.600	05/01/38	1,290,550
Parklands Lee Community Development District Special Assessment Series 2004 A (NR/NR)(g)
3,765,000	5.800	05/01/35	1,618,950
Parklands Lee Community Development District Special Assessment Series 2004 B (NR/NR)
230,000	5.125	05/01/11	112,700
Paseo Community Development District RB for Capital Improvement Series 2005 A (NR/NR)(g)
10,095,000	5.400	05/01/36	2,019,000
Pine Island Community Development District RB Series 2004 (NR/NR)
1,355,000	5.300	11/01/10	1,219,500
Pine Island Community Development District Special Assessment Series 2004 (NR/NR)
5,345,000	5.750	05/01/35	3,506,587

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Reunion East Community Development District Special Assessment Series 2002 A (NR/NR)
$16,075,000	7.200%	05/01/22	$11,396,211
River Hall Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
6,615,000	5.450	05/01/36	3,102,567
Riverwood Estates Community Development District Special Assessment Series 2006 A (NR/NR)(g)
9,370,000	5.350	05/01/37	1,874,000
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
3,570,000	5.500	05/01/15	3,224,960
Sarasota County Public Hospital District RB for Sarasota Memorial Hospital Project Series 2009 A (AA-/A1)
1,500,000	5.625	07/01/39	1,556,190
Seven Oaks Community Development District II Special Assessment Series 2004 B (NR/NR)
1,620,000	7.500	05/01/16	1,527,466
Shingle Creek Community Development District Special Assessment for Capital Improvement Series 2006 (NR/NR)(g)
1,580,000	5.750	05/01/15	758,400
4,000,000	6.100	05/01/25	1,920,000
16,985,000	6.125	05/01/37	8,152,800
South Bay Community Development District Special Assessment for Capital Improvement Series 2005 B-1 (NR/NR)(g)
230,000	5.125	11/01/19	69,998
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2004 (NR/NR)
7,910,000	5.800	05/01/35	3,717,146
Southern Hills Plantation II Community Development District Special Assessment for Capital Improvement Series 2004 (NR/NR)(g)
3,265,000	5.850	05/01/34	1,623,521
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
5,765,000	6.500	11/15/39	6,305,354
Sterling Hill Community Development District Special Assessment Series 2003 B (NR/NR)
475,000	5.500	11/01/10	434,392
Stonelake Ranch Community Development District Special Assessment Series 2004 A (NR/NR)
3,275,000	5.900	05/01/34	2,904,761
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2002 (AMT) (NR/NR)
6,365,000	6.800	10/01/32	6,364,555
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2003 (AMT) (NR/NR)
4,340,000	6.900	10/01/34	4,339,696
Tern Bay Community Development District Special Assessment for Capital Improvement Series 2005 B (NR/NR)(g)
100,000	5.000	05/01/15	32,000
Verona Walk Community Development District RB for Capital Improvement Series 2004 (NR/NR)
1,245,000	5.850	05/01/35	1,217,784

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Village Center Community Development District Recreational RB Subseries 1998 B (NR/NR)
$1,415,000	8.250%	01/01/17	$1,436,989
Village Center Community Development District Recreational RB Subseries 1998 C (NR/NR)
1,830,000	7.375	01/01/19	1,837,100
Village Center Community Development District Recreational RB Subseries 2003 B (NR/NR)
4,005,000	6.350	01/01/18	4,118,021
Village Center Community Development District Recreational RB Subseries 2004 B (NR/NR)
4,565,000	5.875	01/01/15	4,766,545
Villasol Community Development District RB Series 2003 A (NR/NR)
3,825,000	6.600	05/01/34	3,170,925
Water’s Edge Community Development District RB for Capital Improvement Series 2006 B (NR/NR)
1,110,000	5.000	11/01/12	610,511
Wentworth Estates Community Development District Special Assessment Series 2006 B (NR/NR)(g)
7,590,000	5.125	11/01/12	2,580,600
West Villages Improvement District Special Assessment Unit of Development No. 3 Series 2006 (NR/NR)
12,135,000	5.500	05/01/37	5,627,606
World Commerce Community Development District Special Assessment Series 2004 A-1 (NR/NR)(g)
925,000	6.250	05/01/22	361,259
Zephyr Ridge Community Development District Special Assessment for Capital Improvement Series 2006 B (NR/NR)(g)
1,790,000	5.250	05/01/13	716,000

			480,273,533

Georgia — 2.1%
Atlanta Tax Allocation for Beltline Project RMKT 12/15/09 Series 2009 A (NR/NR)
8,420,000	7.500	01/01/31	8,637,152
Atlanta Tax Allocation for Eastside Project Series 2005 B (A-/NR)
1,085,000	5.400	01/01/20	1,105,854
1,750,000	5.600	01/01/30	1,697,535
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BBB-/Baa2)
5,675,000	5.500	01/01/34	5,122,198
Clayton County Development Authority Special Facilities RB for Delta Airlines Series 2009 A (CCC+/NR)
8,000,000	8.750	06/01/29	8,562,160
Clayton County Development Authority Special Facilities RB for Delta Airlines Series 2009 B (AMT) (CCC+/NR)
8,750,000	9.000	06/01/35	9,126,687
Fulton County Development Authority RB for Delta Airlines, Inc. Project Series 1998 (NR/NR)(g)
3,900,000	5.450	05/01/23	263,835
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
2,525,000	5.250	11/01/28	2,063,480

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Georgia — (continued)
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A (NR/NR)
$1,750,000	6.125%	02/15/34	$1,574,195
Marietta Development Authority University Facilities RB Refunding for Life University, Inc. Project Series 2008 (NR/Ba3)
2,500,000	7.000	06/15/39	2,442,325
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Series 2007 (AMBAC) (A+/NR)(d)
46,820,000	0.845	10/01/33	30,909,628
Richmond County Development Authority Environmental Improvement RB for International Paper Co. Projects Series 2006 A (AMT) (BBB/Baa3)
7,000,000	5.000	08/01/30	5,974,570

			77,479,619

Guam — 1.2%
Guam Government GO Bonds Series 2009 A (B+/NR)
6,000,000	6.750	11/15/29	6,483,120
24,075,000	7.000	11/15/39	26,118,486
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB-/NR)
2,400,000	5.375	12/01/24	2,516,280
3,000,000	5.625	12/01/29	3,109,530
2,750,000	5.750	12/01/34	2,840,557
Guam Power Authority RB Series 2010 A (BBB/Ba1)
5,000,000	5.500	10/01/40	4,905,600

			45,973,573

Hawaii — 0.1%
Hawaii State Department of Budget and Finance Special Purpose RB for 15 Craigside Project Series 2009 A (NR/NR)
1,000,000	8.750	11/15/29	1,125,860
2,700,000	9.000	11/15/44	3,026,376

			4,152,236

Idaho — 0.2%
Madison County Hospital Revenue COPS Series 2006 (BBB-/NR)
1,000,000	5.250	09/01/20	968,590
3,145,000	5.250	09/01/26	2,860,503
4,085,000	5.250	09/01/37	3,428,296

			7,257,389

Illinois — 2.7%
Bellwood Village Cook County Illinois GO Bonds Series 2006 B (XLCA) (NR/NR)
6,965,000	4.500	12/01/29	5,552,010
Chicago Illinois O’Hare International Airport Special Facility RB Refunding for American Airlines, Inc. Project Series 2007 (NR/Caa2)
19,400,000	5.500	12/01/30	14,250,076
Chicago Illinois Special Assessment for Lake Shore East Series 2003 (NR/NR)
5,000,000	6.750	12/01/32	4,667,200
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
200,000	5.400	03/01/16	191,624
1,450,000	5.625	03/01/36	1,136,728

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois Finance Authority RB for Friendship Village Schaumburg Series 2005 A (BB-/NR)
$2,130,000	5.000%	02/15/15	$2,088,742
6,000,000	5.375	02/15/25	5,353,380
4,000,000	5.625	02/15/37	3,294,400
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A (NR/NR)
28,740,000	6.750	10/01/46	20,856,331
Illinois Finance Authority RB Refunding for Christian Home, Inc. Series 2007 A (BBB-/NR)
4,500,000	5.750	05/15/31	3,909,420
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A3)
4,000,000	6.000	05/15/39	4,002,600
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BB+/Ba1)
5,600,000	5.125	01/01/25	4,879,560
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Senior Series 2004 A (NR/Ca)(g)
6,905,000	5.000	06/01/24	3,797,750
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Series 2004 B (NR/C)(g)
2,075,000	5.000	06/01/24	560,250
4,000,000	5.375	06/01/35	1,080,000
Illinois Finance Authority Water Facilities RB Capital Appreciation for American Water Capital Corp. Project Series 2009 (BBB+/Baa2)
2,000,000	5.250	10/01/39	1,985,040
Illinois Finance Authority Water Facilities RB for American Water Capital Corp. Project Series 2010 (BBB+/Baa2)
10,500,000	5.250	05/01/40	10,420,935
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
1,805,000	6.250	03/01/34	1,558,437
Ottawa Illinois Health Care Facilities RB Refunding for Ottawa Community Hospital Series 2004 (Radian) (A-/NR)
1,900,000	5.125	08/15/19	2,000,016
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)
4,645,000	6.000	03/01/36	3,617,712
Volo Village Special Service Area No. 4 Special Tax for Symphony Meadows Project Series 2006-2 (NR/NR)
2,507,000	5.000	03/01/16	2,233,837
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006 (NR/NR)
4,154,000	5.750	03/01/36	3,287,683

			100,723,731

Indiana — 0.9%
Anderson Indiana Economic Development RB Refunding & Improvement for Anderson University Project Series 2007 (BBB-/NR)
1,355,000	5.000	10/01/24	1,308,049
1,500,000	5.000	10/01/32	1,352,730

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Indiana — (continued)
Delaware County Hospital Authority RB for Cardinal Health System Obligation Group Series 2006 (NR/Baa3)
$3,250,000	5.250%	08/01/36	$2,907,060
Indiana Finance Authority Environmental Improvement RB Refunding for United States Steel Corp. Project Series 2010 (BB/Ba2)
8,500,000	6.000	12/01/26	8,677,480
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (AMT) (NR/NR)(g)
7,798,284	6.500	11/15/31	9,904
Indianapolis Local Public Improvement Bond Bank RB for Waterworks Project Series 2009 A (AA-/A1)
15,000,000	5.750	01/01/38	16,069,950
Jasper County Industrial Economic Development RB Refunding for Georgia Pacific Corp. Project Series 2000 (AMT) (NR/Ba3)
2,570,000	6.700	04/01/29	2,574,035
Vigo County Hospital Authority RB for Vigo Union Hospital, Inc. Series 2007 (NR/NR)(b)
2,000,000	5.500	09/01/27	1,912,180

			34,811,388

Iowa — 0.3%
Coralville Iowa COPS Series 2006 D (NR/A1)
2,250,000	5.250	06/01/26	2,308,388
Coralville Iowa Urban Renewal Tax Allocation Series 2007 C (NR/A2)
500,000	5.125	06/01/39	465,480
850,000	5.000	06/01/47	763,470
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E (BBB-/NR)
1,355,000	5.750	05/15/31	1,061,642
Tobacco Settlement Authority Iowa RB Asset-Backed Bonds Series 2005 C (BBB/Baa3)
8,560,000	5.625	06/01/46	6,057,912

			10,656,892

Kansas — 0.4%
Wyandotte County/Kansas City Unified Government Sales Tax Special Obligation RB Turbo Capital Appreciation for Redevelopment Project Area B, Major Multi-Sport Athletic Complex Project Subseries 2010 B (NR/NR)(e)

25,000,000	0.000	06/01/21	13,375,000

Kentucky — 0.6%
Kentucky Economic Development Finance Authority Health System RB for Norton Healthcare, Inc. Series 2000 B (NATL-RE) (A/Baa1)(e)
1,720,000	0.000	10/01/22	878,180
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BBB+/Baa2)
8,000,000	6.375	06/01/40	8,221,600
9,000,000	6.500	03/01/45	9,263,970
Kentucky Economic Development Finance Authority Hospital System RB Refunding & Improvement for Appalachian Regional Healthcare, Inc. Project Series 1997 (BB-/NR)
500,000	5.700	10/01/10	501,310

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Kentucky — (continued)
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(a)(b)
$2,340,000	17.510%	11/11/14	$3,407,508

			22,272,568

Louisiana — 1.9%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital RB for Woman’s Hospital Foundation Project Series 2010 A (BBB+/A3)
18,500,000	5.875	10/01/40	18,227,865
20,015,000	6.000	10/01/44	19,954,955
New Orleans Aviation Board Gulf Opportunity Zone RB for Consolidated Rental Car Project Series 2009 A (A-/Baa2)
7,470,000	6.500	01/01/40	7,801,220
St. John Baptist Parish Louisiana RB for Marathon Oil Corp. Series 2007 A (BBB+/Baa1)
24,640,000	5.125	06/01/37	23,582,205

			69,566,245

Maryland — 1.0%
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB/Ba1)
600,000	5.000	09/01/16	574,812
12,155,000	5.875	09/01/39	10,024,228
Baltimore Maryland Special Obligation Tax Allocation for Clipper Mill Project Series 2004 (NR/NR)
4,609,000	6.250	09/01/33	4,185,756
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
2,798,000	6.500	07/01/31	2,801,833
Baltimore Maryland Special Obligation Tax Allocation for Strathdale Manor Project Series 2003 (NR/NR)
3,725,000	7.000	07/01/33	3,848,633
Frederick County Maryland Educational Facilities RB for Mount St. Mary’s University Series 2007 (BBB-/Baa3)
2,590,000	5.000	09/01/30	2,256,460
Maryland State Health & Higher Educational Facilities Authority RB for Anne Arundel Health System Series 2010 (A-/A3)
2,000,000	5.000	07/01/40	1,990,740
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (BBB-/Baa3)
9,500,000	5.750	07/01/38	9,007,520
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2007 A (BBB/Baa2)
3,000,000	5.500	07/01/42	2,925,060

			37,615,042

Massachusetts — 0.9%
Massachusetts State Development Finance Agency RB for Eastern Nazarene College Series 1999 (BB+/NR)
2,235,000	5.625	04/01/19	2,136,012
2,000,000	5.625	04/01/29	1,685,740
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BB-/NR)
5,000,000	5.250	07/01/30	3,810,450
7,530,000	5.500	07/01/40	5,615,573

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Massachusetts State Health & Educational Facilities Authority RB for Simmons College Series 2009 I (BBB+/Baa1)
$8,660,000	8.000%	10/01/39	$9,779,131
Massachusetts State Health & Educational Facilities Authority RB for Suffolk University Series 2009 A (BBB/Baa2)
10,000,000	5.750	07/01/39	10,161,100

			33,188,006

Michigan — 3.7%
Detroit Michigan GO Bonds Series 2003 A (XLCA) (BB/Ba3)
1,845,000	5.250	04/01/15	1,770,167
2,935,000	5.250	04/01/18	2,664,481
Detroit Michigan Limited Tax GO Bonds for Capital Improvement Limited Tax Series 2008 A-1 (BB/B1)
10,960,000	5.000	04/01/16	10,172,195
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC) (Q-SBLF) (AA-/Aa2)
3,500,000	6.000	05/01/20	3,990,315
3,000,000	6.000	05/01/21	3,420,570
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Floating LIBOR Notes 2006 D (AGM) (AAA/Aa3)(d)
14,610,000	0.795	07/01/32	9,975,270
Detroit Michigan Tax Anticipation Notes Series 2009 C (NR/NR)
10,000,000	10.000	10/01/10	9,986,900
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Series 1998 B (BB+/Ba1)
3,630,000	5.375	07/01/28	3,067,822
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 A (BB+/Ba1)
1,460,000	5.375	07/01/20	1,373,364
Michigan Municipal Bond Authority RB State Aid Revenue Notes for Detroit School District Series 2010 B (SP-1/NR)
10,000,000	5.000	03/21/11	10,012,100
Michigan Municipal Bond Authority RB State Aid Revenue Notes Series 2009 D (NR/NR)
5,000,000	9.500	08/20/10	4,996,600
Michigan State Hospital Finance Authority RB for Marquette General Hospital Obligation Group Series 2005 A (NR/Baa3)
1,530,000	5.000	05/15/26	1,382,003
2,000,000	5.000	05/15/34	1,698,540
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 (A-/A2)
4,000,000	5.625	07/01/20	4,454,080
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 ET-1 (A-/NR)(c)
5,000,000	5.250	08/01/14	5,536,950
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 ET-2 (A-/A2)(c)
5,000,000	5.500	08/01/16	5,606,250
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (BB/NR)(e)
196,775,000	0.000	06/01/52	2,711,559

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Michigan — (continued)
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (BB-/NR)(e)
$70,100,000	0.000%	06/01/52	$1,372,558
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BB+/Baa3)
4,000,000	5.375	06/01/26	3,598,040
3,500,000	5.500	06/01/35	3,028,375
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
40,000,000	8.250	09/01/39	47,725,200
Wayne Charter County Special Airport Facilities RB for Northwest Airlines, Inc. Series 1995 (NR/NR)(g)
3,250,000	6.750	12/01/15	74,656

			138,617,995

Minnesota — 0.4%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB-/NR)
7,500,000	7.250	06/15/32	7,560,450
Washington County Housing & Redevelopment Authority RB for Birchwood & Woodbury Projects Series 2007 A (NR/NR)
7,475,000	5.625	06/01/37	6,753,214

			14,313,664

Mississippi — 0.2%
Adams County Environmental Improvement RB for International Paper Co. Project Series 1999 A (AMT) (BBB/Baa3)
1,000,000	6.250	09/01/23	1,003,750
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB/NR)
3,000,000	5.250	12/01/21	2,997,300
1,825,000	5.250	12/01/26	1,726,961

			5,728,011

Missouri — 0.4%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A (NR/NR)
1,635,000	6.000	07/01/37	878,028
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B (AMT) (NR/NR)
11,000,000	6.000	07/01/25	6,016,010
3,000,000	6.000	07/01/37	1,641,270
Grindstone Plaza Transportation Development District Sales Tax RB Series 2006 A (NR/NR)
250,000	5.250	10/01/21	198,047
385,000	5.400	10/01/26	283,595
Jennings Missouri Tax Increment RB Refunding for Northland Redevelopment Area Project Series 2006 (NR/NR)
900,000	5.000	11/01/23	803,718
Kansas City IDA Health Facilities RB for First Mortgage Bishop Spencer Series 2004 A (NR/NR)
1,000,000	6.250	01/01/24	946,030
2,500,000	6.500	01/01/35	2,260,225
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (NR/Baa3)
1,265,000	6.250	01/01/30	1,208,834

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Missouri — (continued)
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A2)
$1,000,000	5.000%	06/01/35	$935,150
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)
1,250,000	5.750	04/01/27	994,800
Strother Interchange Transportation Development District-Lees Summit RB Series 2006 (NR/NR)
675,000	5.000	05/01/24	544,246

			16,709,953

Nevada — 0.7%
Clark County Improvement District No. 142 Local Improvement Special Assessment Series 2003 (NR/NR)
1,380,000	5.800	08/01/15	1,377,544
4,730,000	6.100	08/01/18	4,644,292
3,780,000	6.375	08/01/23	3,632,618
Clark County Industrial Development RB Refunding for Nevada Power Co. Project Series 1995 C (BB+/NR)
710,000	5.500	10/01/30	697,184
Director of the State of Nevada Department of Business & Industry Second Tier RB for Las Vegas Monorail Project Series 2000 (NR/NR)(g)
3,000,000	7.250	01/01/23	30,000
1,250,000	7.375	01/01/30	12,500
16,000,000	7.375	01/01/40	160,000
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Improvement Bonds Series 2005 (NR/NR)
1,745,000	4.800	03/01/15	883,668
2,000,000	4.900	03/01/17	1,011,920
2,480,000	5.000	03/01/20	1,253,764
2,490,000	5.100	03/01/21	1,258,595
800,000	5.100	03/01/22	404,304
2,330,000	5.125	03/01/25	1,177,046
Henderson Local Improvement District No. T-17 Special Assessment Limited Obligation Improvement Bonds Series 2005 (NR/NR)
1,370,000	5.000	09/01/25	1,044,392
Las Vegas Local Improvement Bonds Special Assessment for Special Improvement District No. 607 Series 2004 (NR/NR)
1,285,000	5.900	06/01/17	1,216,613
1,325,000	5.900	06/01/18	1,235,284
485,000	6.000	06/01/19	446,292
4,835,000	6.250	06/01/24	4,387,956

			24,873,972

New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority RB for Speare Memorial Hospital Series 2004 (BBB-/NR)
1,000,000	5.500	07/01/25	967,310
1,400,000	5.875	07/01/34	1,359,708
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB-/Baa3)
1,050,000	5.250	06/01/26	984,260
2,050,000	5.250	06/01/36	1,807,546

			5,118,824

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Jersey — 1.8%
New Jersey Economic Development Authority RB for First Mortgage Lions Gate Project Series 2005 A (NR/NR)
$710,000	5.750%	01/01/25	$638,347
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (AA-/Aa3)
1,640,000	5.000	09/01/34	1,698,384
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (CCC+/B3)
7,500,000	5.500	04/01/28	5,312,625
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/B3)
9,000,000	6.250	09/15/29	8,309,880
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BB+/Ba2)
820,000	6.500	07/01/21	793,178
500,000	6.625	07/01/31	444,485
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
30,070,000	6.625	07/01/38	31,075,240
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB-/Baa2)
1,500,000	6.875	07/01/30	1,507,590
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 B (BBB-/Baa3)
10,840,000	5.250	07/01/23	10,415,831
Newark New Jersey Housing Authority RB for South Ward Police Facility Series 2009 A (ASSURED GTY) (GO OF CITY) (NR/Aa3)
2,000,000	6.750	12/01/38	2,272,760
Tobacco Settlement Financing Corp. RB Capital Appreciation Series 2007 1-C (BB-/NR)(e)
164,600,000	0.000	06/01/41	6,607,044

			69,075,364

New Mexico — 0.5%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 A (NR/Baa3)
2,800,000	4.875	04/01/33	2,547,216
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 B (BB+/Baa3)
6,925,000	4.875	04/01/33	6,299,811
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BB+/Baa3)
10,000,000	5.900	06/01/40	10,002,300
Mariposa East Public Improvement District GO Bonds Series 2006 (NR/NR)
500,000	5.500	09/01/16	471,405
1,000,000	6.000	09/01/32	773,470

			20,094,202

New York — 1.7%
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
1,500,000	5.875	04/01/42	1,543,605

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New York — (continued)
Hudson Yards Infrastructure Corp. RB Senior Series 2006 A (A/A2)
$25,000,000	5.000%	02/15/47	$24,263,500
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Project Series 2001 B (BB+/Baa3)
965,000	6.375	07/01/31	971,851
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Project Series 2002 C (BB+/Baa3)
1,405,000	6.450	07/01/32	1,411,323
New York City Industrial Development Agency PILOT RB Capital Appreciation for Yankee Stadium Project Series 2009 (ASSURED GTY) (AAA/Aa3)(e)
10,430,000	0.000	03/01/44	1,421,817
5,690,000	0.000	03/01/45	726,158
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AAA/Aa3)
1,000,000	6.125	01/01/29	1,111,330
3,000,000	6.375	01/01/39	3,308,580
5,000,000	6.500	01/01/46	5,557,300
New York City Industrial Development Agency Special Facilities RB for American Airlines, Inc. Project Series 1990 (AMT) (CCC+/Caa2)
15,355,000	5.400	07/01/20	12,299,816
New York City Industrial Development Agency Special Facilities RB for Terminal One Group Association, LP Project Series 1994 (AMT) (CCC+/Caa2)
7,365,000	6.900	08/01/24	6,418,671
Troy Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (A/A3)
5,000,000	5.125	09/01/40	5,084,800

			64,118,751

North Carolina — 0.2%
Charlotte Special Facilities RB Refunding for Charlotte/Douglas International Airport US Airways Series 1998 (AMT) (NR/NR)
6,760,000	5.600	07/01/27	5,493,108
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa3)
1,000,000	5.700	05/01/34	1,020,780
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 C (NR/NR)
1,500,000	5.250	10/01/24	1,443,135
North Carolina Medical Care Community Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 A (NR/NR)
500,000	5.250	09/01/21	479,985

			8,437,008

North Dakota — 0.0%
Ward County Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+/NR)
1,500,000	5.125	07/01/29	1,336,845

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Ohio — 4.9%
Bowling Green Ohio Student Housing RB for CFP I LLC - Bowling Green State University Project Series 2010 (BBB-/NR)
$7,000,000	6.000%	06/01/45	$6,948,900
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (BBB/Baa3)
10,355,000	5.875	06/01/47	7,408,278
109,490,000	6.500	06/01/47	86,102,936
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (AMT) (CCC+/B3)
30,450,000	5.375	09/15/27	25,597,488
Cleveland Airport Special RB Refunding for Continental Airlines, Inc. Series 1999 (AMT) (CCC+/B3)
11,615,000	5.700	12/01/19	10,607,515
Cleveland-Cuyahoga County Port Authority Development RB for Columbia National Group, Inc. Project Series 2005 D (AMT) (BBB-/NR)
645,000	5.000	05/15/20	554,345
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB/NR)
15,540,000	5.000	01/01/27	14,262,456
15,000,000	5.000	01/01/37	13,039,950
Jeffrey Place New Community Authority RB for Jeffrey Place Redevelopment Series 2007 A (NR/NR)
900,000	5.000	12/01/22	667,494
1,000,000	5.000	12/01/32	647,630
Ohio Air Quality Development Authority PCRB Refunding for FirstEnergy Solutions Corp. Series 2009 C (BBB-/Baa1)
6,000,000	5.625	06/01/18	6,506,700
Ohio Air Quality Development Authority RB Refunding for Columbus Southern Power Co. Project Series 2009 B (BBB/A3)(c)
3,000,000	5.800	12/01/19	3,150,570
Ohio State Water Development Authority PCRB Refunding for FirstEnergy Solutions Corp. Series 2009 A (BBB-/Baa1)(c)
6,000,000	5.875	06/01/16	6,669,300
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A (NR/NR)
2,500,000	6.250	12/01/36	2,003,475

			184,167,037

Oklahoma — 0.7%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB-/NR)
4,725,000	5.000	12/01/27	4,367,601
Tulsa Municipal Airport Trust RB for American Airlines, Inc. Project Series 1995 (B-/Caa2)
21,000,000	6.250	06/01/20	19,434,660
Weatherford Hospital Authority RB Series 2006 (NR/NR)
2,200,000	6.000	05/01/25	2,002,594
1,365,000	6.000	05/01/31	1,171,197

			26,976,052

Oregon — 0.2%
Forest Grove Oregon Student Housing RB for Oak Tree Foundation Project Series 2007 (NR/NR)
4,750,000	5.500	03/01/37	4,324,400

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Oregon — (continued)
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 Class VII (AMT) (BB-/Ba3)
$1,085,000	6.350%	08/01/25	$1,084,935
Portland Oregon Multi-Family Housing RB for Pacific Tower Series 2001 C (AMT) (NR/NR)
2,470,000	7.000	12/01/34	2,340,300

			7,749,635

Pennsylvania — 5.9%
Allegheny County Hospital Development Authority RB for West Pennsylvania Health System Series 2007 A (BB-/B1)
55,605,000	5.000	11/15/28	44,059,734
94,210,000	5.375	11/15/40	70,989,119
Allentown Area Hospital Authority RB for Sacred Heart Hospital Series 2005 (NR/Ca)
6,115,000	6.000	11/15/16	5,453,969
Chester Economic Development Authority RB Series 2004 (MUN GOVT GTD) (NR/NR)
8,640,000	7.000	03/01/19	9,112,954
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa2)(d)
48,000,000	1.001	05/01/37	33,878,880
Montgomery County IDA RB for Whitemarsh Continuing Care Series 2005 (NR/NR)
1,720,000	5.125	02/01/12	1,708,837
1,775,000	5.300	02/01/13	1,749,458
2,000,000	6.125	02/01/28	1,628,240
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy, Inc. Series 2002 A (AMT) (BB-/B1)
3,810,000	6.750	12/01/36	3,925,138
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy, Inc. Series 2003 A (AMT) (BB/B1)
3,715,000	6.750	12/01/36	3,827,007
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy, Inc. Series 2004 A (AMT) (BB-/B1)
11,235,000	6.750	12/01/36	11,661,705
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Seward LLC Project Series 2001 A (AMT) (BB-/B1)
6,665,000	6.750	12/01/36	6,865,017
Pennsylvania Economic Development Financing Authority Exempt Facilities RB Refunding for Exelon Generation Co. LLC Project Series 2009 A (NR/A3)(c)
2,000,000	5.000	06/01/12	2,114,140
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB+/Baa3)
7,400,000	6.250	01/01/32	7,879,002
Philadelphia Authority Industrial Development RB for Please Touch Museum Project Series 2006 (BBB-/NR)
3,000,000	5.250	09/01/26	2,763,240
3,000,000	5.250	09/01/31	2,647,110
2,000,000	5.250	09/01/36	1,732,320

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B-/NR)
$500,000	6.150%	07/01/14	$463,115
4,825,000	6.200	07/01/17	4,193,166
6,840,000	6.250	07/01/20	5,608,116

			222,260,267

Puerto Rico — 8.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa1)
13,225,000	6.000	07/01/38	13,909,129
9,615,000	6.000	07/01/44	10,042,195
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2007 A (BBB-/A3)
1,750,000	5.250	07/01/31	1,732,430
11,035,000	5.250	07/01/34	10,828,314
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2007 A (FGIC) (BBB-/A3)
1,000,000	5.500	07/01/22	1,060,420
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2001 A (BBB-/A3)
2,660,000	5.125	07/01/31	2,658,271
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (A/A3)
20,115,000	5.250	07/01/35	19,839,425
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (BBB/A3)(d)
48,250,000	0.725	07/01/45	26,080,090
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (BBB+/A3)(e)
20,445,000	0.000	07/01/43	2,167,783
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (FGIC) (BBB+/A3)
3,570,000	5.500	07/01/21	3,793,946
3,000,000	5.500	07/01/22	3,181,260
Puerto Rico Electric Power Authority RB Series 2007 TT (BBB+/A3)
13,040,000	5.000	07/01/32	12,817,929
Puerto Rico Electric Power Authority RB Series 2010 XX (BBB+/A3)
10,000,000	5.250	07/01/40	9,910,400
Puerto Rico Public Buildings Authority RB for Government Facilities Series 2007 N (COMWLTH GTD) (BBB-/A3)
2,060,000	5.500	07/01/21	2,159,663
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 F (CIFG-TCRS) (COMWLTH GTD) (BBB-/A3)
11,500,000	5.250	07/01/17	12,289,015
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M (COMWLTH GTD) (BBB-/A3)
2,000,000	6.250	07/01/23	2,265,380

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 P (COMWLTH GTD) (BBB-/A3)
$1,000,000	6.125%	07/01/23	$1,098,850
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2009 Q (COMWLTH GTD) (BBB-/A3)
6,000,000	5.625	07/01/39	5,970,180
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank for Puerto Rico) (BBB-/Baa1)(c)
845,000	5.750	02/01/12	876,916
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank for Puerto Rico) (NATL-RE) (A/Baa1)(c)
9,585,000	5.250	02/01/12	9,874,275
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (A+/A1)
45,000,000	6.000	08/01/42	47,775,600
20,000,000	6.500	08/01/44	21,996,800
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2010 A (A+/A1)
8,500,000	5.375	08/01/39	8,509,095
20,000,000	5.500	08/01/42	20,206,600
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2010 C (A+/A1)
4,000,000	5.000	08/01/35	3,921,440
Puerto Rico Sales Tax Financing Corp. Sales Tax RB for Capital Appreciation First Subseries 2009 A (A+/A1)(f)
27,750,000	0.000	08/01/32	22,155,878
Puerto Rico Sales Tax Financing Corp. Sales Tax RB for Capital Appreciation First Subseries 2010 A (A+/A1)(f)
10,000,000	0.000	08/01/33	6,379,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Rolls RR II R-11758-1 Series 2009 (AA-/NR)(a)(b)
16,665,000	15.701	12/01/47	19,673,532
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2007 A (AA-/Aa2)
1,000,000	5.250	08/01/57	1,005,230

			304,179,046

Rhode Island — 0.1%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 A (BB/NR)(e)
68,950,000	0.000	06/01/52	1,088,031
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (BB-/NR)(e)
85,300,000	0.000	06/01/52	1,395,508

			2,483,539

South Carolina — 0.4%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
4,190,000	6.875	11/01/35	3,320,240
Lancaster County Assessment Special Assessment for Edenmoor Improvement District Series 2006 A (NR/NR)(g)
4,865,000	5.750	12/01/37	1,702,750

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
South Carolina — (continued)
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B+/B1)
$12,230,000	5.700%	01/01/24	$11,612,262

			16,635,252

South Dakota — 0.2%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2007 (AA-/A1)
5,000,000	5.000	11/01/40	4,840,450
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2009 (AA-/A1)
1,500,000	5.250	11/01/29	1,530,915
2,500,000	5.500	11/01/40	2,552,775

			8,924,140

Tennessee — 1.0%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A (NR/NR)
1,675,000	5.125	04/01/23	1,423,013
Chattanooga Health Educational & Housing Facility Board RB Refunding for CDFI Phase I LLC Project Series 2005 A (BBB-/NR)
660,000	5.000	10/01/15	673,035
11,710,000	5.000	10/01/25	10,836,668
14,500,000	5.125	10/01/35	12,980,690
Johnson City Health & Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A (NR/NR)
1,000,000	6.250	02/15/32	953,300
Knox County Tennessee Health Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,000,000	5.250	04/01/36	1,905,000
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A (AMT) (NR/NR)(c)
9,080,000	5.750	04/01/25	4,988,734
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A (NR/NR)
2,000,000	5.625	09/01/26	1,912,980

			35,673,420

Texas — 10.3%
Alliance Airport Authority Special Facilities RB Refunding for American Airlines, Inc. Project Series 2007 (AMT) (CCC+/NR)
73,225,000	5.250	12/01/29	48,931,874
29,000,000	5.750	12/01/29	20,710,930
Austin Texas Convention Enterprises, Inc. RB Third Tier Series 2001 C-2 (NR/NR)
9,540,000	9.750	01/01/26	9,626,242
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)
3,250,000	6.200	07/01/45	3,322,735
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2006 (AMT) (CCC/Caa3)
17,740,000	5.000	03/01/41	8,260,276

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Brazos River Authority PCRB Refunding for TXU Electric Co. LLC Project Series 2001 C (AMT) (CCC/Caa3)(c)
$8,000,000	5.750%	11/01/11	$7,663,920
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 C (AMT) (CCC/Caa3)
9,275,000	6.750	10/01/38	5,194,464
Dallas County Flood Control District No. 1 GO Bonds Refunding Series 2002 (NR/NR)(b)
6,000,000	7.250	04/01/32	6,259,560
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1995 (CCC+/Caa2)
15,230,000	6.000	11/01/14	14,112,727
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1999 (AMT) (GTY AGMT) (CCC+/Caa2)
51,785,000	6.375	05/01/35	38,941,284
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for Delta Airlines, Inc. Series 1991 (NR/NR)(g)
3,250,000	7.625	11/01/21	213,525
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Refunding for American Airlines, Inc. Series 2007 (AMT) (CCC+/NR)
20,200,000	5.500	11/01/30	14,011,124
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Series 2001 A-1 (AMT) (NR/Ba2)
17,100,000	6.150	01/01/16	17,149,077
Gulf Coast Waste Disposal Authority Environmental Facilities RB for BP Products North America, Inc. Project Series 2004 (AA/Aa1)(c)
5,000,000	2.300	09/03/13	4,421,900
Gulf Coast Waste Disposal Authority RB Refunding Series 2002 A (AMT) (BBB/Baa3)
8,265,000	6.100	08/01/24	8,296,324
Houston Airport System RB Refunding Senior Lien Series 2009 A (AA-/Aa3)
18,335,000	5.500	07/01/34	19,655,120
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Series 1998 B (AMT) (CCC+/B3)
1,000,000	5.700	07/15/29	818,240
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power and Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
5,200,000	6.300	11/01/29	5,699,564
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
2,025,000	5.500	02/15/25	1,884,404
4,115,000	5.625	02/15/35	3,611,695
Metro Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B+/NR)(h)
4,200,000	7.200	01/01/11	4,335,618
5,000,000	7.250	01/01/11	5,162,650
North Texas Tollway Authority RB for First Tier Series 2009 A (A-/A2)
25,585,000	6.250	01/01/39	27,774,564

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
North Texas Tollway Authority RB Refunding Toll Second Tier Series 2008 F (BBB+/A3)
$53,205,000	5.750%	01/01/38	$55,233,707
Rio Grande Valley Health Facilities Development Corp. Texas Hospital RB for Valley Health Medical Centre Project Series 1992 A (NATL-RE) (A/Baa1)
4,040,000	6.375	08/01/22	4,052,443
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project RMKT 11/29/05 Series 2001 C (CCC/Caa3)
5,950,000	5.200	05/01/28	2,979,046
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project Series 2000 A (AMT) (CCC/Caa3)
7,110,000	6.450	06/01/21	4,434,791
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project Series 2001 A (CCC/Caa3)(c)
19,065,000	5.500	11/01/11	18,358,070
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligation Group Series 2007 (BBB/NR)
4,180,000	5.125	05/15/37	3,533,187
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,500,000	6.875	12/31/39	7,632,000
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health System Project Series 2001 (BBB+/Ba1)
2,000,000	6.750	05/15/21	2,056,060
Tomball Hospital Authority RB Refunding Series 2005 (NR/Baa3)
250,000	5.000	07/01/15	252,303
8,650,000	5.000	07/01/20	8,105,915
5,850,000	5.000	07/01/23	5,297,994

			387,993,333

U.S. Virgin Islands — 0.1%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Capital Projects Series 2009 A-1 (BBB/Baa2)
2,000,000	5.000	10/01/39	1,937,140
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (BBB-/Baa3)
2,000,000	6.000	10/01/39	2,099,520

			4,036,660

Utah — 0.1%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (NR/NR)
4,720,000	6.375	08/15/11	4,714,997

Vermont — 0.0%
Vermont Economic Development Authority Mortgage RB for Wake Robin Corp. Project Series 2006 A (NR/NR)
1,300,000	5.250	05/01/26	1,126,853

Virginia — 0.3%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007 (NR/NR)
1,000,000	5.000	01/01/31	904,810

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Virginia — (continued)
Bedford County IDA RB Refunding for Nekoosa Packaging Corp. Project Series 1998 (AMT) (NR/Ba3)
$520,000	5.600%	12/01/25	$498,238
Loudoun County IDA Residential Care Facility RB Refunding for Falcons Landing Series 2004 A (NR/NR)
1,750,000	6.000	08/01/24	1,766,590
Norfolk Redevelopment & Housing Authority RB for First Mortgage Retirement Community Series 2004 A (NR/NR)
500,000	6.000	01/01/25	469,625
1,100,000	6.125	01/01/35	979,781
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006 (NR/NR)
725,000	5.150	09/01/24	671,937
1,000,000	5.300	09/01/31	850,790
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005 (NR/NR)
500,000	5.000	11/01/22	464,220
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
4,000,000	7.750	07/01/38	4,554,280

			11,160,271

Washington — 1.2%
King County Washington Sewer RB for Construction of Improvement Series 2009 (AA+/Aa2)
16,645,000	5.000	01/01/39	17,333,770
Port of Camas-Washougal Public Industrial Corp. PCRB Refunding for James River Corp. Project Series 1993 (BB-/NR)
2,465,000	6.700	04/01/23	2,466,849
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (AA+/NR)(a)(b)(c)
3,955,000	15.853	12/14/17	5,659,921
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (AA+/NR)(a)(b)(c)
4,150,000	15.860	12/14/17	5,776,551
Terrace Heights Sewer District RB Refunding for Capital Improvement Series 2006 (NR/NR)
680,000	4.750	01/01/29	620,173
1,075,000	5.000	01/01/33	974,176
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AAA/Aa3)
750,000	6.000	08/15/39	803,723
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AAA/Aa3)
1,750,000	6.000	08/15/39	1,875,353
Washington Health Care Facilities Authorty RB Series 2007 C (Radian) (BBB/Baa2)
10,300,000	5.500	08/15/42	9,829,908

			45,340,424

West Virginia — 0.1%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2010 A (BBB/Baa2)
4,000,000	5.375	12/01/38	3,996,880

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Wisconsin — 2.5%
Kaukauna Wisconsin Environmental Improvement RB for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
$6,510,000	5.250%	06/01/29	$5,810,761
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+/NR)
1,500,000	6.100	05/01/34	1,520,190
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
5,825,000	5.125	05/15/29	5,278,091
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
2,200,000	5.000	05/15/36	1,877,370
Wisconsin State Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB-/NR)
3,000,000	5.100	03/01/25	2,819,730
3,800,000	5.250	03/01/35	3,412,818
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (BBB+/Baa2)
2,450,000	5.250	08/15/19	2,507,648
9,700,000	5.250	08/15/23	9,681,279
7,565,000	5.250	08/15/24	7,468,168
9,715,000	5.250	08/15/25	9,516,134
2,000,000	5.250	08/15/31	1,826,100
24,175,000	5.250	08/15/34	21,849,607
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Services, Inc. Series 2003 A (BBB+/Baa2)
5,000,000	5.250	08/15/25	4,897,650
2,715,000	5.125	08/15/33	2,419,879
Wisconsin State Health & Educational Facilities Authority RB Refunding for Illinois Senior Housing, Inc. Series 2006 (NR/NR)
1,275,000	5.650	08/01/21	1,239,224
2,385,000	5.800	08/01/29	2,238,513
Wisconsin State Health & Educational Facilities Authority RB Refunding for Wheaton Healthcare Series 2006 B (BBB+/Baa2)
11,470,000	5.125	08/15/30	10,343,187

			94,706,349

Wyoming — 0.3%
Sweetwater County Wyoming PCRB Refunding for Idaho Power Co. Project Series 2006 (A-/A2)
12,000,000	5.250	07/15/26	12,752,880

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$3,597,022,057

Other Municipal Debt Obligations — 1.3%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2000 (NR/Baa2)(b)(c)
$7,000,000	7.750%	11/01/10	$5,740,700

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipal Debt Obligations — (continued)
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 (NR/Baa2)(b)(c)
$4,000,000	5.200%	09/30/14	$2,840,640
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 (NR/Baa3)(b)(c)
3,000,000	5.400	09/30/14	1,965,660
3,000,000	5.800	09/30/19	1,965,090
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 A-2 (NR/Baa1)(b)(c)
6,000,000	4.900	09/30/14	4,501,260
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 C (NR/Baa3)(b)(c)
13,000,000	9.750	09/30/12	12,107,680
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (NR/Ba1)(b)(c)
6,000,000	5.900	09/30/20	3,120,600
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (NR/Baa1)(b)(c)
8,000,000	5.125	09/30/15	5,842,000
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (NR/Baa2)(b)(c)
8,000,000	5.300	09/30/15	5,561,600
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (NR/Baa1)(b)(c)
4,000,000	4.950	09/30/12	3,161,480
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (NR/Baa3)(b)(c)
3,000,000	5.500	09/30/15	1,902,750

TOTAL OTHER MUNICIPAL DEBT OBLIGATIONS			$48,709,460

Shares	Description	Value
Common Stock — 0.0%
13,415	Delta Air Lines, Inc.(i)	$157,626

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — 1.9%
Alaska — 0.1%
Valdez Alaska Marine Terminal VDRN RB Refunding for Exxon Mobil Co. Pipeline Project Series 1993 A (A-1+/VMIG1)(c)
$5,600,000	0.090%	07/01/10	$5,600,000

Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority VRDN RB for Ascension Health Series 2005 Y-2 (A-1+/VMIG1)(d)
2,500,000	0.080	07/01/10	2,500,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-1 (A-1+/VMIG1)(d)
6,800,000	0.080	07/01/10	6,800,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-2 (A-1+/VMIG1)(d)
6,300,000	0.080	07/01/10	6,300,000

			15,600,000

Illinois — 0.2%
Chicago Illinois Sales Tax VRDN RB Refunding RMKT 07/17/08 Series 2002 (A-1+/VMIG1)(d)
4,800,000	0.130	07/01/10	4,800,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
Illinois — (continued)
Chicago Illinois VRDN GO Bonds Project and Refunding Series 2003 B (A-1+/Aa2)(d)
$1,500,000	0.130%	07/01/10	$1,500,000

			6,300,000

Massachusetts — 0.2%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Series 1999 R (GO OF INSTN) (A-1+/VMIG1)(d)
6,000,000	0.080	07/01/10	6,000,000

Mississippi — 0.3%
Jackson County VRDN PCRB Refunding for Chevron U.S.A., Inc. Project Series 1993 (NR/VMIG1)(d)
1,500,000	0.100	07/01/10	1,500,000
Mississippi Business Finance Corp. VRDN RB for Chevron U.S.A., Inc. Project Series 2009 C (NR/VMIG1)(d)
4,200,000	0.100	07/01/10	4,200,000
Mississippi Business Finance Corp. VRDN RB for Chevron U.S.A., Inc. Project Series 2009 E (NR/VMIG1)(d)
5,000,000	0.090	07/01/10	5,000,000

			10,700,000

Missouri — 0.0%
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2000 B (A-1+/VMIG1)(d)
1,200,000	0.130	07/01/10	1,200,000

New Hampshire — 0.2%
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2007 A (A-1+/VMIG1)(d)
4,700,000	0.160	07/01/10	4,700,000
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2007 B (A-1+/VMIG1)(d)
2,000,000	0.160	07/01/10	2,000,000

			6,700,000

New York — 0.3%
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second Generation Resolution Series 2008 BB-1 (A-1/VMIG1)(d)
1,900,000	0.170	07/01/10	1,900,000
New York City VDRN GO Bonds Subseries 1993 A-7 (LOC - JPMorgan Chase Bank, N.A.) (A-1+/VMIG1)(d)
3,000,000	0.130	07/01/10	3,000,000
New York City VRDN GO Bonds Subseries 1993 A-8 (LOC - JPMorgan Chase Bank, N.A.) (A-1+/VMIG1)(d)
6,500,000	0.150	07/01/10	6,500,000

			11,400,000

Texas — 0.2%
Texas Water Development Board VRDN RB Refunding State Revolving Sub Lien Series 2007 A (A-1+/VMIG1)(d)
9,119,000	0.150	07/01/10	9,119,000

TOTAL SHORT-TERM INVESTMENTS			$72,619,000

Shares	Rate	Value
Investment Companies — 0.4%
JPMorgan Tax Free Money Market Fund — Institutional Shares(d)
12,913,433	0.120%	$12,913,433
Morgan Stanley Institutional Liquidity Fund — Tax-Exempt Portfolio — Institutional Shares(d)
266,535	0.110%	266,535

TOTAL INVESTMENT COMPANIES		$13,179,968

TOTAL INVESTMENTS — 99.2%		$3,731,688,111

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		31,505,836

NET ASSETS — 100.0%		$3,763,193,947

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Inverse variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(b) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $115,397,986, which represents approximately 3.1% of net assets as of June 30, 2010.

(c) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2010.

(d) Variable rate security. Except for floating rate notes, maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2010.

(e) Issued with zero coupon. Income is recognized through the accretion of discount.

(f) Security is issued with zero coupon until the next reset date.

(g) Security is currently in default.

(h) Pre-refunded security. Maturity date disclosed is pre-refunding date.

(i) Non-income producing security.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investor Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—	Insured by ACE Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AGM-CR	—	Insured by Assured Guaranty Municipal Corp.-Insured Custodial Receipts
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
ASSURED GTY	—	Insured by Assured Guaranty
BANS	—	Bond Anticipation Notes
BNY	—	Insured by the Bank of New York Mellon Corp.
CA MTG INS	—	Insured by California Mortgage Insurance
CIFG	—	CIFC Assurance North America, Inc.
COMWLTH GTD	—	Commonwealth Guaranteed
COPS	—	Certificates of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA INS	—	Insured by Federal Housing Administration
GO	—	General Obligation
GO OF AUTH	—	General Obligation of Authority
GO OF CITY	—	General Obligation of City
GO OF INSTN	—	General Obligation of Institution
GTY AGMT	—	Guaranteed Agreement
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
LIBOR	—	London Interbank Offered Rate
LOC	—	Letter of Credit
MUN GOVT GTD	—	Municipal Government Guaranteed
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	—	National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
PCRB	—	Pollution Control Revenue Bond
Q-SBLF	—	Qualified School Board Loan Fund
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RITES	—	Residual Interest Tax-Exempt Securities
RMKT	—	Remarketed
TCRS	—	Transferable Custodial Receipts
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2010, the Fund had outstanding swap contracts with the following terms:

CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rates		Credit Spread at
	Reference	Amount	Received	Termination	June 30, 2010(a)	Market
Counterparty	Obligation	(000’s)	by the Fund	Date	(basis points)	Value(b)

Protection Sold:
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$10,000	3.000%	06/20/19	360	$(243,950)
Deutsche Bank AG	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	10,000	3.450	09/20/20	360	(65,336)

TOTAL						$(309,286)

(a) A credit spread on the referenced obligation, together with the period of expiration, is an indicator of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

(b) There are no upfront payments on the swap contracts listed above, therefore the unrealized loss on the swap contracts is equal to their market value.
TAX INFORMATION — At June 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,016,103,896

Gross unrealized gain	221,239,442
Gross unrealized loss	(505,655,227)

Net unrealized security loss	$(284,415,785)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — 97.1%
Alabama — 1.3%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA/NR)(a)(b)(c)
$1,000,000	13.860%	11/03/16	$1,225,250
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
1,780,000	5.750	12/01/36	1,585,820
Birmingham Alabama GO Bonds for Capital Improvement Warrants Series 2000 A (AA/Aa2)
1,000,000	5.550	08/01/21	1,011,290
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
575,000	5.000	11/15/17	585,235
100,000	5.000	11/15/21	96,257
Mobile Alabama Board of Water & Sewer Commissioners RB Series 2002 (NATL-RE FGIC) (AA-/Aa3)
1,000,000	5.250	01/01/18	1,044,350
Tuscaloosa Alabama Educational Building Authority RB for Stillman College Project Series 2007 A (BBB-/NR)
2,900,000	5.250	06/01/37	2,568,298

			8,116,500

Alaska — 0.8%
Alaska State Housing Finance Corp. RB for General Housing Series 2005 A (FGIC) (AA/Aa2)
4,000,000	5.250	12/01/34	4,031,040
Anchorage Alaska Water RB Refunding Series 2004 (NATL-RE) (AA/NR)(d)
1,000,000	5.125	05/01/14	1,148,100

			5,179,140

Arizona — 2.0%
Arizona Health Facilities Authority RB for Phoenix Children’s Hospital Series 2007 A (NR/NR)(c)(e)
2,170,000	1.310	02/02/15	1,910,446
Arizona School Facilities Board RB for State School Trust Series 2004 A (AMBAC) (NR/NR)(d)
3,410,000	5.750	07/01/14	4,003,408
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
2,200,000	7.250	02/01/40	2,515,106
Navajo County Arizona Pollution Control Corp. PCRB Series 2009 B (BBB-/Baa2)(c)
2,000,000	5.500	06/01/14	2,133,380
Northern Arizona University RB Series 2003 (FGIC) (A+/A1)(d)
1,235,000	5.500	06/01/14	1,436,355
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB/A3)
500,000	5.000	01/01/26	500,185

			12,498,880

Arkansas — 0.1%
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA/FNMA) (AAA/NR)
520,000	5.500	07/01/23	549,692

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — 20.2%
Abag Finance Authority RB for Non-Profit Corps. RB for San Diego Hospital Association Series 2001 A (A-/A3)
$1,790,000	6.125%	08/15/20	$1,819,284
Bay Area Toll Authority California Toll Building Authority RB for San Francisco Bay Area Series 2008 F-1 (AA/Aa3)
4,000,000	5.500	04/01/43	4,261,280
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (GO OF INSTN) (AAA/Aa1)
5,000,000	5.000	11/01/39	5,289,750
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA/Aa2)
1,000,000	6.500	10/01/33	1,118,040
California Infrastructure & Economic Development Bank RB for Los Angeles County Department of Public Social Services Series 2003 (AMBAC) (NR/NR)
1,000,000	5.750	09/01/23	1,020,230
California State GO Bonds Refunded Balance Series 2000 (FGIC) (AAA/Baa1)(d)
75,000	5.250	09/01/10	75,569
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (AGM) (AAA/Aa2)
2,000,000	5.375	10/01/19	2,142,280
California State Various Purpose GO Bonds 2009 (A-/A1)
5,000,000	5.250	10/01/25	5,211,350
10,000,000	5.250	10/01/29	10,160,100
5,000,000	6.500	04/01/33	5,611,650
2,750,000	6.000	04/01/38	2,912,525
California State Various Purpose GO Bonds Series 2010 (A-/A1)
1,250,000	6.000	03/01/33	1,337,775
1,500,000	5.500	03/01/40	1,520,070
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (CAL MTG INS) (A-/NR)
1,435,000	5.750	08/15/38	1,445,992
California Statewide Community Development Authority Water & Wastewater RB Unrefunded Balance Series 2004 (AGM) (AAA/Aa3)
155,000	5.250	10/01/19	167,679
Chabot-Las Positas Community College District GO Bonds for Capital Appreciation Series 2006 C (AMBAC) (AA-/Aa1)(f)
6,340,000	0.000	08/01/35	1,269,268
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA-/Aa2)(f)
6,500,000	0.000	06/01/34	1,438,580
East Bay California Municipal Utility District Water System RB Rolls II R-11826-1 Series 2010 (AAA/NR)(a)(b)
1,670,000	13.454	12/01/17	1,950,610
Eastern California Municipal Water District Community Facilities Special Tax District No. 2003-25 Improvement Area D Series 2006 (NR/NR)
425,000	5.000	09/01/36	328,206
Eastern California Municipal Water District Community Facilities Special Tax District No. 2005-40 Mahogany Promontory Pointe Series 2006 (NR/NR)
410,000	5.000	09/01/36	328,332

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Foothill-De Anza California Community College District GO Bonds for Capital Appreciation Series 2007 B (AMBAC) (AA/Aaa)(f)
$11,235,000	0.000%	08/01/36	$2,439,568
Foothill-De Anza California Community College District GO Bonds for Santa Clara County Election of 2006 Series 2007 A (AMBAC) (AA/Aaa)
6,000,000	5.000	08/01/27	6,320,820
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (BB/NR)(f)
50,000,000	0.000	06/01/47	1,404,000
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (BBB-/NR)(f)
19,500,000	0.000	06/01/47	547,560
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-1 (AAA/Aaa)
1,225,000	6.750	06/01/13	1,422,568
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-3 (AAA/Aaa)(d)
350,000	7.875	06/01/13	417,669
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-5 (AAA/Aaa)(d)
650,000	7.875	06/01/13	775,671
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (BBB/Baa3)
5,000,000	5.000	06/01/33	3,815,400
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2003 B (AAA/Aaa)(d)
7,800,000	5.500	06/01/13	8,780,148
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGM-CR) (FGIC) (AAA/Aa3)
3,500,000	5.000	06/01/35	3,417,015
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (BBB+/A2)
3,075,000	5.000	06/01/45	2,751,848
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (BBB/Baa3)
4,500,000	5.750	06/01/47	3,201,120
Hacienda La Puente California Unified School District GO Bonds for Election of 2000 Series 2003 B (AGM) (AAA/Aa3)(d)
1,200,000	5.250	08/01/13	1,361,976
Lake Elsinore California Unified School District Community Facilities District Special Tax Series 2005-3 (NR/NR)
595,000	5.000	09/01/25	496,111

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AAA/Aa3)(f)
$2,000,000	0.000%	08/01/37	$363,440
4,500,000	0.000	08/01/38	765,720
4,500,000	0.000	08/01/39	716,895
Menlo Park California GO Bonds Series 2002 (AAA/Aaa)
1,000,000	5.250	08/01/27	1,053,790
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A/NR)(f)
1,205,000	0.000	08/01/26	436,041
Metropolitan Water District Waterworks of Southern California RB Refunding Series 2001 A (AAA/Aa1)
1,000,000	5.100	07/01/25	1,034,920
M-S-R Energy Authority Gas RB Series 2009 A (A/NR)
1,750,000	6.500	11/01/39	1,890,263
M-S-R Energy Authority Gas RB Series 2009 C (A/NR)
3,500,000	6.125	11/01/29	3,685,150
1,750,000	6.500	11/01/39	1,890,263
Palomar Pomerado Health COPS Series 2009 (BBB/Baa2)
2,500,000	6.750	11/01/39	2,674,425
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AAA/Aa3)(f)
2,150,000	0.000	08/01/31	617,459
4,150,000	0.000	08/01/32	1,111,328
3,500,000	0.000	08/01/33	875,070
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AAA/Aa3)(g)
6,450,000	0.000	08/01/38	4,132,709
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa2)(e)
3,000,000	0.891	12/01/35	2,072,400
San Diego Community College District GO Bonds for Election of 2002 Series 2005 (AGM) (AAA/Aa1)
3,000,000	5.000	05/01/30	3,066,750
San Diego County Water Authority COPS Series 2008 A (AGM) (AAA/Aa2)
10,000,000	5.000	05/01/33	10,193,800
San Diego Unified School District GO Bonds for Election of 1998 Series 2002 D (FGIC) (AA/Aa1)
1,000,000	5.250	07/01/24	1,093,380
San Gabriel Unified School District GO Bonds Unrefunded Balance Series 2002 A (AGM) (AAA/Aa3)
55,000	5.375	08/01/21	58,363
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (A/Baa1)(f)
1,605,000	0.000	01/15/26	472,063
Silicon Valley Tobacco Securitization Authority Tobacco Settlement RB Capital Appreciation Turbo Asset-Backed Bonds for Santa Clara County Tobacco Securitization Corp. Series 2007 A (BBB/NR)(f)
8,000,000	0.000	06/01/36	776,560

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Temecula Valley Unified School District Community Facilities District Special Tax District No. 2004-1 Improvement Area A Series 2007 (NR/NR)
$1,865,000	5.000%	09/01/37	$1,528,573
Torrance California COPS for Refunding & Public Improvement Project Series 2005 B (AMBAC) (AA/Aa3)
310,000	5.250	06/01/34	310,415
Vernon California Redevelopment Agency Tax Allocation for Industrial Redevelopment Project Series 2005 (NATL-RE) (A/Baa1)
725,000	5.250	09/01/19	723,905
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE FGIC) (A/NR)(f)
1,175,000	0.000	08/01/25	498,611

			128,602,337

Colorado — 1.2%
Colorado Health Facilities Authority Hospital RB for Poudre Valley Health Care, Inc. Series 2005 F (A-/A3)
800,000	5.000	03/01/25	804,896
Colorado Health Facilities Authority RB for Catholic Health Initiatives Series 2001 (AA/Aa2)(d)
325,000	5.500	09/01/11	343,691
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
1,150,000	5.000	12/01/35	969,254
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (NR/NR)(d)
275,000	6.500	11/15/11	299,445
E-470 Public Highway Authority RB for Capital Appreciation Series 2004 B (NATL-RE) (A/Baa1)(f)
5,000,000	0.000	09/01/27	1,722,600
La Plata County Colorado Durango School District No. 9-R GO Bonds Series 2002 (NATL-RE) (ST AID WITHHLDG) (NR/NR)(d)
1,000,000	5.250	11/01/12	1,105,710
West Metro Fire Protection District GO Bonds Series 2006 A (NATL-RE) (NR/Aa2)
2,200,000	5.250	12/01/26	2,396,658

			7,642,254

Connecticut — 0.3%
Connecticut State Development Authority PCRB Refunding for The Connecticut Light & Power Co. RMKT 9/23/98 Series 1993 A (BBB/Baa1)
2,150,000	5.850	09/01/28	2,188,055

District of Columbia — 1.1%
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/Baa3)
560,000	6.250	05/15/24	564,234
1,000,000	6.500	05/15/33	980,090
District of Columbia Water & Sewer Authority RB Public Utility Senior Lien Series 2009 A (AA/Aa2)
5,000,000	6.000	10/01/35	5,617,100

			7,161,424

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — 7.9%
Arbor Greene Community Development District Special Assessment Refunding Series 2006 (BBB+/NR)
$1,860,000	5.000%	05/01/19	$1,834,072
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
2,415,000	6.000	05/01/35	2,419,758
Bridgewater Wesley Chapel Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
2,275,000	5.750	05/01/35	2,162,478
Citizens Property Insurance Corp. RB Senior Secured for High Risk Account Series 2009 A-1 (A+/A2)
3,650,000	5.500	06/01/17	3,846,625
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
945,000	5.375	05/01/36	824,390
Coral Gables Health Facilities Authority RB for Baptist Health South Florida Series 2004 (AGM) (AAA/Aaa)(d)
1,000,000	5.250	08/15/14	1,159,250
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-/NR)
570,000	5.000	05/01/21	573,112
Crossings At Fleming Island Community Development District RB Refunding Series 2007 (NATL-RE) (A/Baa1)
125,000	4.750	10/01/36	125,905
Crossings At Fleming Island Community Development District Special Assignment Refunding Series 2000 B (NATL-RE) (A/Baa1)
1,765,000	5.800	05/01/16	1,779,438
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004 (NR/NR)
1,570,000	6.000	05/01/34	1,542,509
Double Branch Community Development District Special Assessment Series 2005 A (A-/NR)
540,000	5.350	05/01/34	501,563
Florida State Municipal Power Agency RB Series 2009 A (A+/A1)
1,000,000	6.250	10/01/31	1,143,990
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (NATL-RE) (A/Baa1)
2,755,000	5.375	05/01/22	2,799,548
High Ridge Quantum Community Development District Special Assessment for Boyton Beach Series 2005 A (NR/NR)
1,820,000	5.750	05/01/35	1,747,873
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (A-/A3)
300,000	5.625	03/01/24	298,422
Keys Cove Community Development District Special Assessment Series 2004 (NR/NR)
1,130,000	5.875	05/01/35	1,091,987
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB/NR)
2,500,000	5.000	11/15/13	2,501,375

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
$1,220,000	5.375%	05/01/30	$1,053,543
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A (NR/NR)
930,000	6.000	05/01/35	896,241
Miami-Dade County Florida Aviation RB RMKT 03/17/08 Series 2003 E (AMT) (NATL-RE) (A-/A)
500,000	5.250	10/01/13	536,825
425,000	5.250	10/01/14	456,101
575,000	5.250	10/01/16	612,329
Miami-Dade County Florida Expressway Authority RB Series 2004 B (NATL-RE FGIC) (A/A3)
1,000,000	5.250	07/01/26	1,031,130
Port Everglades Authority RB for Port Facilities Series 1986 (ETM) (AAA/Aaa)
2,135,000	7.125	11/01/16	2,473,910
Sail Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
940,000	5.500	05/01/36	834,786
Sonoma Bay Community Development District Special Assessment Series 2005 A (NR/NR)
625,000	5.450	05/01/36	564,962
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
2,000,000	6.500	11/15/39	2,187,460
Sumter Landing Florida Community Development District Recreational RB Series 2005 A (NATL-RE) (A/Baa1)
250,000	4.625	10/01/30	210,525
Tampa Palms Open Space & Transportation Community Development District Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (NATL-RE) (A/Baa1)
1,395,000	4.500	05/01/18	1,457,580
Tampa Water & Sewer RB Refunding Series 2001 A (AA/Aa1)
1,000,000	5.250	10/01/19	1,046,940
Thousand Oaks Community Development District Special Assessment Series 2005 A-1 (NR/NR)
925,000	5.350	05/01/35	832,426
Verona Walk Community Development District RB for Capital Improvement Series 2004 (NR/NR)
4,485,000	5.850	05/01/35	4,386,958
Village Community Development District No. 5 Special Assessment Series 2003 A (NR/NR)
2,325,000	6.100	05/01/34	2,331,022
Village Community Development District No. 6 Special Assessment Series 2007 (NR/NR)
2,055,000	5.250	05/01/37	1,830,553
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
985,000	5.600	05/01/36	916,454

			50,012,040

Georgia — 0.2%
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BBB-/Baa2)
325,000	5.500	01/01/34	293,342

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Georgia — (continued)
Georgia State GO Bonds Prerefunded Series 1992 B (ETM) (AAA/Aaa)
$5,000	6.000%	03/01/12	$5,461
Georgia State GO Bonds Unrefunded Balance Series 1992 B (AAA/Aaa)
995,000	6.000	03/01/12	1,085,823

			1,384,626

Guam — 0.4%
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB-/NR)
600,000	5.375	12/01/24	629,070
850,000	5.625	12/01/29	881,034
750,000	5.750	12/01/34	774,697

			2,284,801

Hawaii — 0.6%
Hawaii State Airport System RB Refunding Series 2000 B (AMT) (NATL-RE FGIC) (A/A2)(d)
3,500,000	6.625	07/01/10	3,535,000

Idaho — 0.2%
Idaho Health Facilities Authority RB for St. Luke’s Health System Project Series 2008 (A/A2)
1,000,000	6.750	11/01/37	1,100,670

Illinois — 4.0%
Chicago Illinois GO Bonds Unrefunded Balance Series 2000 C (NATL-RE FGIC) (AA-/Aa2)
815,000	5.500	01/01/19	842,074
Chicago Illinois O’Hare International Airport RB Refunding Third Lien Series 2003 A-1 (XLCA) (A-/A1)
490,000	5.250	01/01/34	491,695
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (NR/NR)
750,000	5.000	11/15/11	770,903
1,250,000	6.250	11/15/13	1,297,025
Chicago Single Family Mortgage RB Series 2001 A (AMT) (GNMA/FNMA/FHLMC) (AAA/Aaa)
1,150,000	6.250	10/01/32	1,181,418
Du Page County High School District No. 87 Glenbard Township GO Bonds Unrefunded Balance Series 1998 A (NR/Aa2)
20,000	5.050	12/01/14	20,055
Illinois Development Finance Authority PCRB Refunding for Amerencips RMKT 12/03/01 Series 2000 A (BBB-/Baa3)(c)
2,300,000	5.500	02/28/14	2,305,727
Illinois Finance Authority RB for Edward Hospital RMKT 04/09/08 Series 2008 A (AMBAC) (A+/A2)
350,000	6.250	02/01/33	368,267
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BB+/Ba1)
400,000	5.125	01/01/25	348,540
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2005 A (AMT) (BBB/NR)
400,000	5.050	08/01/29	394,208
Illinois Municipal Electric Agency Power Supply System RB Series 2007 A (NATL-RE FGIC) (A+/A1)
4,020,000	5.250	02/01/22	4,236,437

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois State GO Bonds First Series 2002 (NATL-RE) (A+/Aa3)
$3,000,000	5.375%	07/01/19	$3,169,080
Lake County Illinois Community Consolidated School District No. 41 GO Bonds Series 1999 A (AGM) (AAA/Aa2)
2,725,000	9.000	11/01/16	3,678,314
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Series 1999 (NATL-RE FGIC) (AAA/A2)
800,000	5.250	12/15/28	810,232
Round Lake Illinois Lakewood Grove Special Service Area No. 1 Special Tax Refunding Series 2007 (ASSURED GTY) (AAA/NR)
2,320,000	5.500	03/01/32	2,484,998
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (GO OF DIST) (AAA/NR)(f)
6,500,000	0.000	12/01/25	3,051,555

			25,450,528

Indiana — 2.4%
Eagle-Union Middle School Building Corp. RB Refunding for First Mortgage Series 2001 (AMBAC) (ST AID WITHHLDG) (NR/NR)
125,000	4.850	07/05/15	127,764
Fall Creek Regional Waste District RB Refunding Series 2001 (NATL-RE) (A/Baa1)
100,000	4.700	03/01/13	100,531
Greencastle Indiana Waterworks RB Refunding Series 2001 (NATL-RE) (A/Baa1)
300,000	4.250	07/01/13	313,620
Indiana Bond Bank RB for Special Program Series 1998 A (AGM) (AAA/Aa3)
290,000	4.600	02/01/13	293,004
Indiana Health & Educational Facilities Financing Authority Hospital RB for Clarian Health Obligation Series 2006 A (A+/A2)
3,900,000	5.000	02/15/39	3,662,997
Indiana State Educational Facilities Authority RB for Earlham College Project Series 1998 (NR/Aa3)
325,000	4.950	10/15/12	325,995
Indianapolis Indiana Airport Authority RB Refunding Special Facilities for Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
640,000	5.100	01/15/17	671,827
Indianapolis Indiana Gas Utility RB Second Lien Series 2008 A (ASSURED GTY) (AAA/Aa3)(c)
3,500,000	5.000	08/15/13	3,797,185
Indianapolis Local Public Improvement Bond Bank RB for Waterworks Project Series 2009 A (AA-/A1)
2,000,000	5.750	01/01/38	2,142,660
Jasper County PCRB Refunding for Northern RMKT 8/25/08 Series 1994 C (NATL-RE) (A/Baa1)
650,000	5.850	04/01/19	720,187
Mitchell Multi School Building Corp. RB Refunding for First Mortgage Series 2002 (ST AID WITHHLDG) (AA+/NR)
275,000	4.650	07/05/13	302,679
North Montgomery High School Building Corp. RB for First Mortgage Series 2000 (NATL-RE FGIC) (AA+/NR)(d)
400,000	5.050	01/15/11	409,872

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Indiana — (continued)
Perry Township Multi School Building Corp. RB for First Mortgage Series 2001 (NATL-RE FGIC) (ST AID WITHHLDG) (NR/Aa3)(d)
$240,000	4.625%	07/15/10	$242,659
Porter County Jail Building Corp. RB Refunding for First Mortgage Series 2001 (AGM) (AAA/Aa3)
300,000	5.000	07/10/16	306,354
Princeton Indiana Sewer Works RB Refunding Series 2003 (NR/NR)
275,000	4.500	05/01/13	277,002
Vanderburgh County Indiana Redevelopment Commission Tax Increment Tax Allocation Series 2006 (A/NR)
1,400,000	5.250	02/01/31	1,387,778

			15,082,114

Iowa — 0.4%
Coralville Iowa COPS Series 2006 D (NR/A1)
1,325,000	5.250	06/01/22	1,382,929
Tobacco Settlement Authority of Iowa RB Asset-Backed Bonds Series 2005 C (BBB/Baa3)
1,875,000	5.375	06/01/38	1,375,781

			2,758,710

Kentucky — 1.8%
Kentucky Economic Development Finance Authority RB for Ashland Hospital Corp. King’s Daughters Medical Center Series 2010 (A+/A1)
3,000,000	5.000	02/01/40	2,963,370
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(a)(b)
470,000	17.510	11/11/14	684,414
Kentucky Economic Development Finance Authority System RB Pre-refunded for Norton Healthcare, Inc. Series 2000 C (NATL-RE) (A/NR)(d)
1,085,000	6.000	10/01/13	1,264,394
Kentucky Economic Development Finance Authority System RB Unrefunded Balance for Norton Healthcare, Inc. Series 2000 C (NATL-RE) (A/Baa1)
2,165,000	6.000	10/01/18	2,311,376
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (A/A3)
3,750,000	6.125	02/01/37	3,943,050

			11,166,604

Louisiana — 2.0%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
675,000	5.000	11/01/18	652,786
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
2,560,000	4.750	03/01/19	2,366,310
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AAA/Aa3)
1,230,000	5.250	08/01/28	1,319,814
Louisiana Local Government Environmental Facilities & Community Development Authority for Louisiana Tech University Student Housing Series 2007 (AMBAC) (NR/A3)
2,000,000	5.250	10/01/27	2,020,220

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Louisiana — (continued)
Louisiana Public Facilities Authority RB for Cleco Power LLC Project Series 2008 (BBB/Baa2)(c)
$900,000	7.000%	12/01/11	$961,920
Louisiana State Offshore Terminal Authority Deepwater Port RB Refunding for Loop LLC Project Series 2003 C (A/A3)
1,000,000	5.250	09/01/15	1,061,900
New Orleans Louisiana Aviation Board RB Refunding for Restructuring GARBs Series 2009 A-1 (ASSURED GTY) (AAA/Aa3)
500,000	6.000	01/01/23	561,410
St. John Baptist Parish Louisiana RB for Marathon Oil Corp. Series 2007 A (BBB+/Baa1)
2,500,000	5.125	06/01/37	2,392,675
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 B (BBB/Baa3)
1,220,000	5.875	05/15/39	1,189,293

			12,526,328

Maryland — 2.1%
Baltimore Maryland RB for Wastewater Projects Series 2005 B (NATL-RE) (AA/NR)(d)
3,260,000	5.000	07/01/15	3,790,858
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
1,165,000	6.500	07/01/31	1,166,596
Frederick County Maryland Special Tax Unrefunded Balance for Lake Linganore Village Community Development Series 2001 A (Radian) (NR/NR)
280,000	5.600	07/01/20	280,154
555,000	5.700	07/01/29	533,238
Maryland State Health & Higher Educational Facilities Authority RB for Anne Arundel Health System Series 2010 (A-/A3)
1,000,000	5.000	07/01/32	1,001,430
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (A-/A2)
500,000	5.375	08/15/24	515,840
750,000	5.500	08/15/33	765,683
Maryland State Industrial Development Financing Authority RB Refunding for Synagro-Baltimore Series 2008 A (AMT) (BBB+/NR)
2,000,000	5.250	12/01/12	2,046,980
1,025,000	5.375	12/01/14	1,052,183
500,000	5.625	12/01/16	511,420
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa1)
1,500,000	5.000	03/01/19	1,705,815

			13,370,197

Massachusetts — 1.7%
Massachusetts Bay Transportation Authority Assessment RB Series 2004 A (AAA/Aaa)(d)
1,000,000	5.000	07/01/14	1,149,160
Massachusetts Educational Financing Authority RB Series 2008 H (AMT) (ASSURED GTY) (AAA/Aa3)
2,420,000	6.350	01/01/30	2,589,787

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 (BBB+/Baa1)
$3,000,000	5.750%	07/01/31	$3,011,400
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Care Series 1998 A (AGM) (AAA/Aa3)
3,750,000	5.250	07/01/12	3,757,463
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BB-/NR)
575,000	5.500	07/01/40	428,812

			10,936,622

Michigan — 1.6%
Michigan Higher Education Student Loan Authority RB Series 2003-17-1 (AMT) (AMBAC) (AA/A1)
5,000,000	5.200	03/01/24	4,985,150
Michigan State Hospital Finance Authority RB Refunding for Detroit Medical Center Series 2008 A (BHAC-CR) (AMBAC) (AA+/Aa1)
5,000,000	5.500	08/15/24	5,014,850
Pontiac Tax Increment Finance Authority Tax Allocation Unrefunded Balance for Development of Area No.3 Series 2002 (ACA) (B/NR)
360,000	5.375	06/01/17	253,580

			10,253,580

Minnesota — 0.7%
Minneapolis Minnesota Health Care System RB for Fairview Health Services Series 2008 A (A/A2)
1,500,000	6.750	11/15/32	1,673,085
St. Paul Minnesota Housing & Redevelopment Authority RB for Healthpartners Obligated Group Project Series 2006 (BBB/Baa1)
2,900,000	5.250	05/15/36	2,739,311

			4,412,396

Mississippi — 0.2%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources, Inc. Project Series 1998 (BBB/Ba1)
685,000	5.875	04/01/22	687,582
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (NR/Aa2)
500,000	5.375	10/01/33	537,030

			1,224,612

Missouri — 1.0%
Jefferson County Missouri School District No. R-1 Northwest GO Bonds Refunding and Improvement for Missouri Direct Deposit Program Series 2004 (NATL-RE) (AA+/Aa1)
300,000	4.350	03/01/16	316,779
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A2)
270,000	4.750	06/01/25	258,033
4,125,000	5.000	06/01/35	3,857,494
Missouri State Health & Educational Facilities Authority RB for St. Louis University Series 1998 (AA-/A1)
1,000,000	5.500	10/01/15	1,136,870

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Missouri — (continued)
Missouri State Health & Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (AGM) (AAA/Aa3)
$1,000,000	5.500%	12/01/15	$1,040,220

			6,609,396

Nevada — 0.7%
Clark County Nevada Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB/Baa2)(c)
765,000	5.450	03/01/13	820,310
Clark County Nevada School District GO Bonds Refunding Series 1998 (AGM) (AAA/Aa1)
800,000	5.500	06/15/13	891,256
Henderson Nevada Local Improvement District No. T-14 Limited Obligation Special Assessment Refunding Senior Series 2007 A (AGM) (AAA/Aa3)
835,000	4.250	03/01/12	856,576
North Las Vegas Nevada Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
640,000	4.850	12/01/15	616,410
1,435,000	5.100	12/01/22	1,262,283
University of Nevada RB for Community College System Series 2002 A (NATL-RE FGIC) (AA-/Aa2)
250,000	4.450	07/01/12	257,940

			4,704,775

New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority RB for Southern New Hampshire University Series 2006 (ACA) (BBB/NR)
1,000,000	5.000	01/01/27	945,210
New Hampshire Municipal Bond Bank RB Series 2003 (NATL-RE) (AA/NR)(d)
1,000,000	5.250	08/15/13	1,135,010
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (BBB/NR)
1,250,000	5.200	05/01/27	1,253,088

			3,333,308

New Jersey — 4.2%
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (AA-/Aa3)
360,000	5.000	09/01/34	372,816
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 Z (ASSURED GTY) (AAA/Aa3)
1,000,000	6.000	12/15/34	1,138,220
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2009 AA (AA-/Aa3)
4,000,000	5.500	12/15/29	4,359,280
New Jersey Economic Development Authority Water Facilities RB Refunding for American Water Co., Inc. Project Series 2010 B (AMT) (A/A2)(h)
2,000,000	5.600	11/01/34	2,001,320

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (BBB/Baa3)
$600,000	5.000%	07/01/24	$580,074
175,000	5.500	07/01/30	171,264
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BB+/Ba2)
500,000	6.500	07/01/21	483,645
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
2,500,000	6.625	07/01/38	2,583,575
New Jersey State GO Bonds Refunding Series 1999 F (AA/Aa2)
1,000,000	5.500	08/01/11	1,053,590
New Jersey State Higher Education Assistance Authority RB for Student Loan Series 2008 A (AMT) (ASSURED GTY) (AAA/Aa3)
3,000,000	6.125	06/01/30	3,169,830
New Jersey State Housing and Mortgage Finance Agency RB for Single Family Housing Series 2008 AA (AA/Aa2)
700,000	6.150	10/01/23	738,269
New Jersey State Turnpike Authority RB Series 2009 G (A+/A3)
1,650,000	5.000	01/01/18	1,835,872
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 (AAA/Aaa)(d)
2,370,000	6.000	06/01/12	2,613,186
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (BB-/NR)(f)
11,250,000	0.000	06/01/41	451,575
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa)(d)
300,000	6.750	06/01/13	350,262
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
3,015,000	4.625	06/01/26	2,483,063
3,000,000	5.000	06/01/29	2,413,680

			26,799,521

New Mexico — 1.4%
Farmington New Mexico PCRB Refunding for Public Service Co. San Juan Project Series 2010 D (BB+/Baa3)
5,000,000	5.900	06/01/40	5,001,150
New Mexico Mortgage Financial Authority Multi-Family Housing RB for Sunset View Senior Apartments Series 2006 A(AMT) (FNMA) (AAA/NR)(c)
2,800,000	4.700	08/01/28	2,740,836
Santa Fe County New Mexico RB for Gross Receipts Series 2008 (AGM) (AAA/Aa3)
1,000,000	5.250	06/01/31	1,061,660

			8,803,646

New York — 2.9%
Erie County New York Industrial Development Agency RB for the City of Buffalo School District Series 2008 A (AGM) (AAA/Aa3)
4,500,000	5.750	05/01/26	5,001,705
4,500,000	5.750	05/01/29	4,951,080
New York City GO Bonds Series 2006 A (AA/Aa2)
400,000	5.000	08/01/18	446,432

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New York — (continued)
New York City Industrial Development Agency RB for Polytechnic University Project Series 2007 (ACA) (BB+/NR)
$2,045,000	5.000%	11/01/12	$2,159,438
New York Mortgage Agency RB for Homeowner Mortgage (AMT) Series 2003-109 (NR/Aa1)
900,000	4.800	10/01/23	906,372
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (NATL-RE) (A/Baa1)
1,500,000	5.500	11/01/14	1,661,055
New York State Environmental Facilities Corp. State Clean Water & Drinking RB Refunding for Revolving Funds Pooled Financing Program Series 2002 F (AAA/Aaa)
175,000	5.250	11/15/20	192,722
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 A-1 (AA-/Aa3)
2,600,000	5.500	06/01/19	2,839,928

			18,158,732

North Carolina — 0.7%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/38	2,144,580
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2003 C (A-/Baa1)
500,000	5.375	01/01/16	528,980
850,000	5.375	01/01/17	888,862
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ASSURED GTY) (AAA/Aa3)
500,000	6.000	01/01/19	558,655
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Pre-refunded Series 2003 A (ETM) (A/A2)
145,000	5.500	01/01/13	161,894
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Unrefunded Balance Series 2003 A (A/A2)
305,000	5.500	01/01/13	336,317

			4,619,288

North Dakota — 0.3%
Ward County North Dakota Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+/NR)
2,250,000	5.125	07/01/25	2,065,478

Ohio — 1.4%
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (BBB/Baa3)
440,000	5.125	06/01/24	372,605
4,050,000	6.500	06/01/47	3,184,920
Marysville Ohio Wastewater Treatment System RB Series 2006 (XLCA) (A-/NR)
1,670,000	5.250	12/01/24	1,746,486
1,755,000	5.250	12/01/25	1,825,463
1,350,000	5.250	12/01/26	1,397,372
Toledo-Lucas County Ohio Port Authority Development RB Northwest Ohio Bond Fund for Truckloan Place Series 2005 C (AMT) (BBB-/NR)
400,000	5.125	11/15/25	351,276

			8,878,122

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Oklahoma — 0.0%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB-/NR)
$240,000	5.000%	12/01/27	$221,846
140,000	5.125	12/01/36	125,391

			347,237

Oregon — 0.8%
Deschutes County Oregon Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008 (NR/A3)
1,500,000	8.250	01/01/38	1,797,000
Klamath Falls Oregon Intercommunity Hospital Authority RB Pre-refunded for Merle West Medical Center Series 2002 (BB+/NR)(d)
1,255,000	6.125	09/01/12	1,416,343
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Series 2002 (BB+/NR)
745,000	6.125	09/01/22	733,348
Medford Oregon Hospital Facilities Authority RB for Asante Health System Series 2005 (AGM) (AAA/Aa3)
1,000,000	5.000	08/15/40	1,008,640

			4,955,331

Pennsylvania — 0.8%
Mifflin County Pennsylvania School District GO Bonds Series 2007 (NATL-RE-IBC) (XLCA) (ST AID WITHHLDG) (A/Baa1)
2,000,000	7.500	09/01/26	2,423,240
Montgomery County Pennsylvania Higher Education & Health Authority RB for Catholic Health System East Series 2004 C (A+/A1)(d)
150,000	5.375	11/15/14	174,982
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (A-/A1)
2,000,000	6.250	11/01/31	2,029,580
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A+/A1)(d)
225,000	5.375	11/15/14	261,439

			4,889,241

Puerto Rico — 6.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa1)
2,000,000	6.000	07/01/38	2,103,460
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa1)(g)
3,000,000	0.000	07/01/24	3,074,160
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 A (AAA/A3)(d)
980,000	5.250	07/01/16	1,165,543
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (BBB-/A3)
3,000,000	6.500	07/01/37	3,304,260
Puerto Rico Commonwealth GO Bonds Refunding Subseries 2003 C-7 (NATL-RE) (A/A3)
2,000,000	6.000	07/01/27	2,111,480
Puerto Rico Commonwealth GO Bonds Series 2008 A (BBB-/A3)
2,500,000	5.375	07/01/33	2,482,050

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 1996 Y (XLCA-ICR) (BBB+/Aaa)(d)
$2,500,000	5.000%	07/01/16	$2,938,100
Puerto Rico Commonwealth Highway & Transportation Authority RB Subseries 2003 (FGIC) (BBB-/Baa1)
900,000	5.250	07/01/18	920,934
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2006 B (BBB+/A3)
1,250,000	5.000	07/01/25	1,253,838
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2004 J (AMBAC) (COMWLTH GTD) (BBB-/A3)(c)
1,480,000	5.000	07/01/12	1,540,724
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank of Puerto Rico) (BBB-/Baa1)(c)
5,400,000	5.750	02/01/12	5,603,958
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subordinate Series 2010 C (A+/A1)
5,000,000	5.250	08/01/41	4,917,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB for Capital Appreciation First Subseries 2009 A (A+/A1)(f)(g)
13,000,000	0.000	08/01/32	10,379,330

			41,794,837

Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp. RB Series 2007 A-1 (AMT) (AGM) (AAA/Aa3)
2,800,000	4.900	10/01/37	2,693,936

South Carolina — 0.7%
Columbia South Carolina Waterworks and Sewer System RB Series 2010 (AA/Aa1)
1,000,000	5.000	02/01/40	1,059,240
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
2,500,000	5.000	08/01/30	2,147,925
Spartanburg South Carolina Waterworks System RB Series 2009 (ASSURED GTY) (AAA/Aa3)
1,500,000	5.000	06/01/39	1,554,450

			4,761,615

South Dakota — 0.1%
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (A+/A1)
500,000	5.500	07/01/35	514,300
300,000	5.250	07/01/38	302,331

			816,631

Tennessee — 1.1%
Johnson City Tennessee Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
1,775,000	5.500	07/01/36	1,703,947
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,700,000	5.250	04/01/36	2,571,750

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Tennessee — (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (AMT) (FNMA) (AAA/NR)(c)
$1,000,000	4.850%	06/01/25	$997,430
Sullivan County Tennessee Health, Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+/NR)
2,100,000	5.250	09/01/36	1,878,030

			7,151,157

Texas — 12.3%
Beaumont Independent School District Unlimited Tax GO Bonds for School Building Series 2008 (PSF-GTD) (AAA/Aaa)
1,085,000	5.250	02/15/27	1,180,100
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 A (AMT) (CCC/Caa3)
700,000	7.700	04/01/33	399,063
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 C (AMT) (CCC/Caa3)
1,200,000	7.700	03/01/32	708,168
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 2001 C (AMT) (CCC/Caa3)(c)
1,045,000	5.750	11/01/11	1,001,100
Brazos River Authority RB Refunding for Reliant Energy, Inc. Project Series 1999 A (BBB-/Ba1)
1,250,000	5.375	04/01/19	1,259,237
Dallas County Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 B (AMBAC) (BBB+/A3)
2,675,000	5.375	02/15/29	2,670,158
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 04/04/08 Series 2002 C (AMT) (NATL-RE) (A+/A1)
1,000,000	6.250	11/01/28	1,001,010
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 04/11/08 Subseries 2003 C-2 (AMT) (XLCA) (A+/A1)
2,000,000	6.125	11/01/18	2,004,740
Fort Bend County Texas Municipal Utility District No. 30 GO Bonds Series 2004 (AGM) (AAA/Aa3)
2,015,000	5.750	09/01/27	2,081,878
Frisco Texas Independent School District GO Bonds Series 2002 (PSF-GTD) (AAA/Aaa)
1,000,000	5.125	08/15/30	1,024,730
Grand Prairie Texas Independent School District GO Bonds Series 2003 (AGM) (AAA/Aa2)(d)
1,000,000	5.375	02/15/13	1,120,340
Gulf Coast Waste Disposal Authority Texas RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa2)
1,000,000	6.650	04/01/32	1,008,150
Harris County Texas GO Bonds Refunding for Permanent Improvement Series 2008 C (AAA/Aa1)(d)
2,580,000	5.750	10/01/18	3,157,507
Hidalgo County Health Services RB for Mission Hospital, Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	700,189

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Houston Utilities System RB Refunding First Lien Series 2004 A (NATL-RE) (AA/Aa2)
$1,000,000	5.250%	05/15/25	$1,070,430
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
5,000,000	5.750	05/15/37	5,229,750
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
1,300,000	6.300	11/01/29	1,424,891
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (NATL-RE) (AA-/Baa1)
2,500,000	5.200	05/01/30	2,288,675
Matagorda County Texas Navigation District No. 1 RB Refunding for American Electric Power Texas Central Co. Project Series 2008 (BBB/Baa2)
7,500,000	5.125	06/01/11	7,714,650
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
150,000	5.500	02/15/25	139,586
235,000	5.625	02/15/35	206,257
Mesquite Texas Independent School District GO Bonds Refunding Series 2002 (PSF-GTD) (AAA/NR)
1,160,000	5.500	08/15/21	1,222,918
Metro Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (ETM) (NR/NR)
400,000	6.625	01/01/11	411,800
Mission Economic Development Corp. RB for Waste Management, Inc. Project Series 2008 (AMT) (BBB/NR)(c)
1,000,000	6.000	08/01/13	1,073,030
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
2,500,000	6.250	01/01/24	2,837,850
1,100,000	6.250	01/01/39	1,194,138
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A-/A2)(f)(g)
6,000,000	0.000	01/01/43	4,756,740
North Texas Tollway Authority System RB Refunding First Tier Series 2008 A (A-/A2)
5,000,000	5.750	01/01/40	5,209,550
Pharr-San Juan-Alamo Independent School District Unlimited Tax GO Bonds for Hidalgo School Building Series 2007 (PSF-GTD) (AAA/Aaa)
1,420,000	5.500	02/01/27	1,555,681
1,000,000	5.500	02/01/29	1,087,080
1,670,000	5.500	02/01/31	1,801,412
Port of Houston Authority Harris Country Unlimited Tax GO Bonds Refunding Series 2008 A (AMT) (AAA/Aaa)
3,000,000	6.125	10/01/33	3,252,690
Round Rock Texas Independent School District Unlimited Tax GO Bonds for School Building Series 2009 (AA/Aaa)
2,730,000	5.250	08/01/34	2,951,567
Sam Rayburn Municipal Power Agency RB Refunding Series 2002 (Radian) (BBB/Baa2)
5,000,000	5.750	10/01/21	5,098,100

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Schertz Texas GO Bonds Series 2006 (NATL-RE) (AA/Baa1)
$1,715,000	5.250%	02/01/25	$1,850,331
1,900,000	5.250	02/01/27	2,033,133
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligation Group Series 2007 (BBB/NR)
425,000	5.125	05/15/37	359,236
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A/A2)
3,000,000	6.250	12/15/26	3,125,490
Tomball Hospital Authority RB Refunding Series 2005 (NR/Baa3)
650,000	5.000	07/01/20	609,115
250,000	5.000	07/01/23	226,410
Waxahachie Independent School District GO Bonds Unrefunded Balance for Capital Appreciation Series 2000 (PSF-GTD) (AAA/Aaa)(f)
80,000	0.000	08/15/13	66,379

			78,113,259

U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Series 2004 A (BBB/Baa2)
1,750,000	5.250	10/01/16	1,876,630

Utah — 1.0%
Tooele County Utah Hazardous Waste Treatment RB for Union Pacific Project RMKT 4/28/98 Series 1992 A (AMT) (BBB/Baa2)
2,000,000	5.700	11/01/26	2,016,560
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class I (AMT) (AAA/Aaa)
2,125,000	5.875	07/01/39	2,197,186
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class II (AMT) (AAA/Aa2)
2,110,000	5.900	07/01/36	2,189,252

			6,402,998

Virginia — 1.0%
Bristol Virginia Utilities System RB Refunding Series 2003 (NATL-RE) (A/Baa1)
1,850,000	5.250	07/15/26	1,930,790
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C-1 (BB/NR)(f)
2,250,000	0.000	06/01/47	69,210
Virginia State Housing Development Authority RB Series 2008 E (GO OF AUTH) (AAA/Aaa)
3,000,000	6.250	07/01/31	3,242,340
Washington County Virginia IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
1,000,000	7.750	07/01/38	1,138,570

			6,380,910

Washington — 3.1%
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (AA+/NR)(a)(b)(c)
700,000	15.853	12/14/17	1,001,756
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (AA+/NR)(a)(b)(c)
730,000	15.860	12/14/17	1,016,116

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Washington — (continued)
Skagit County Washington Public Hospital District No. 2 GO Bonds Refunding and Improvement Series 2005 (NATL-RE) (A+/Baa1)
$2,000,000	5.000%	12/01/30	$1,940,180
Tacoma Washington GO Bonds Series 2004 (NATL-RE) (AA/Aa3)
2,000,000	5.000	12/01/30	2,070,140
Tobacco Settlement Authority of Washington RB Asset-Backed Bonds Series 2002 (BBB/Baa3)
3,165,000	6.625	06/01/32	3,165,981
Vancouver Washington Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA) (NR/NR)
3,025,000	6.000	01/01/34	2,571,341
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
500,000	6.400	06/01/17	596,125
Washington State Health Care Facilities Authority RB for Group Health Corp. Series 2006 (Radian) (BBB+/NR)
315,000	5.000	12/01/36	272,759
Washington State Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AAA/Aa3)
250,000	6.000	08/15/39	267,908
Washington State Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AAA/Aa3)
250,000	6.000	08/15/39	267,907
Washington State Health Care Facilities Authority RB for Swedish Health Services Series 2009 A (A+/A2)
3,000,000	6.500	11/15/33	3,187,290
Washington State Health Care Facilities Authority RB for Virginia Mason Medical Series 2007 B (ACA) (BBB/Baa2)
3,000,000	6.000	08/15/37	3,037,800
Washington State Various Purpose GO Bonds Series 2002 A (AA+/Aa1)
300,000	5.000	07/01/14	324,159

			19,719,462

West Virginia — 0.5%
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (BBB+/NR)
2,000,000	5.250	07/01/25	2,048,380
West Virginia Hospital Finance Authority Hospital RB Refunding and Improvement for West Virginia United Health System Obligated Group Series 2009 C (A+/A2)
1,000,000	5.500	06/01/39	1,025,630

			3,074,010

Wisconsin — 2.1%
Badger Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2002 (AAA/Aaa)(d)
1,000,000	6.375	06/01/12	1,106,670
Madison Community Development Authority Development RB for Wisconsin Alumni Research Foundation Project Series 2009 (AAA/NR)
3,215,000	5.000	10/01/39	3,359,900
Wisconsin State Health & Educational Facilities Authority RB for Sinai Samaritan Medical Center, Inc. Series 1996 (NATL-RE) (A/Baa1)
5,000,000	5.875	08/15/26	5,013,600

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Wisconsin — (continued)
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
$375,000	5.125%	05/15/29	$339,791
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
100,000	5.000	05/15/36	85,335
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (BBB+/Baa2)
1,750,000	5.250	08/15/24	1,727,600
1,750,000	5.250	08/15/31	1,597,838

			13,230,734

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$617,617,364

Other Municipal Debt Obligation — 0.2%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (NR/Baa3)(b)(c)
$2,000,000	5.500%	09/30/15	$1,268,500

Short-Term Investments — 2.9%
Alaska — 0.5%
Valdez Alaska Marine Terminal VDRN RB Refunding for Exxon Mobil Co. Pipeline Project Series 1993 A (A-1+/VMIG1)(e)
$3,000,000	0.090%	07/01/10	$3,000,000

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-2 (A-1+/VMIG1)(e)
800,000	0.080	07/01/10	800,000

Illinois — 0.1%
Chicago Illinois Sales Tax VRDN RB Refunding RMKT 07/17/08 Series 2002 (A-1+/VMIG1)(e)
600,000	0.130	07/01/10	600,000

Massachusetts — 0.1%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Series 1999 R (GO OF INSTN) (A-1+/VMIG1)(e)
1,000,000	0.080	07/01/10	1,000,000

Missouri — 0.1%
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2000 B (A-1+/VMIG1)(e)
800,000	0.130	07/01/10	800,000

New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2007 A (A-1+/VMIG1)(e)
2,500,000	0.160	07/01/10	2,500,000
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2007 B (A-1+/VMIG1)(e)
4,900,000	0.160	07/01/10	4,900,000

			7,400,000

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
New York — 0.6%
New York City Transitional Finance Authority VRDN RB for New York City Recovery Subseries 2002 1-C (LIQ - JPMorgan Chase Bank, NA) (A-1+/VMIG1)(e)
$3,600,000	0.130%	07/01/10	$3,600,000

Texas — 0.2%
Texas Water Development Board VRDN RB Refunding State Revolving Sub Lien Series 2007 A (A-1+/VMIG1)(e)
1,465,000	0.150	07/01/10	1,465,000

TOTAL SHORT-TERM INVESTMENTS			$18,665,000

Shares	Rate	Value
Investment Company — 0.1%
JPMorgan Tax Free Money Market Fund — Institutional Shares(e)
473,450	0.120%	$473,450

TOTAL INVESTMENTS — 100.3%		$638,024,314

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(2,216,938)

NET ASSETS — 100.0%		$635,807,376

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Inverse variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(b) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,146,646, which represents approximately 1.1% of net assets as of June 30, 2010.

(c) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2010.

(d) Pre-refunded security. Maturity date disclosed is pre-refunding date.

(e) Variable rate security. Except for floating rate notes, maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2010.

(f) Issued with zero coupon. Income is recognized through the accretion of discount.

(g) Security is issued with zero coupon until the next reset date.

(h) When-issued security.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investor Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AGM	—	Insured by Assured Guaranty Municipal Corp.
AGM-CR	—	Insured by Assured Guaranty Municipal Corp. -Insured Custodial Receipts
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
ASSURED GTY	—	Insured by Assured Guaranty
BHAC-CR	—	Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CAL MTG INS	—	Insured by California Mortgage Insurance
COMWLTH GTD	—	Commonwealth Guaranteed
COPS	—	Certificates of Participation
CRA	—	Community Reinvestment Act
ETM	—	Escrowed to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GO OF AUTH	—	General Obligation of Authority
GO OF INSTN	—	General Obligation of Institution
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	—	National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
NATL-RE-IBC	—	Insured by National Public Finance Guarantee Corp. Insured Bond Certificates
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RITES	—	Residual Interest Tax-Exempt Securities
RMKT	—	Remarketed
ST AID WITHHLDG	—	State Aid Withholding
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.
XLCA-ICR	—	Insured by XL Capital Assurance, Inc. - Insured Custodial Receipts

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At June 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$625,073,765

Gross unrealized gain	34,081,576
Gross unrealized loss	(21,131,027)

Net unrealized security gain	$12,950,549

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — 92.5%
Alabama — 1.6%
Alexander City Alabama Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
$1,110,000	5.000%	12/01/11	$1,140,237
Birmingham Waterworks & Sewer Board RB Series 2002 B (NATL-RE) (AAA/NR)(a)
5,000,000	5.000	01/01/13	5,527,650
Courtland Industrial Development Board RB Refunding for International Paper Co. Project Series 2003 A (BBB/Baa3)
1,415,000	5.000	11/01/13	1,496,377
Infirmary Health System Special Care Facilities Financing Authority of Mobile RB for Infirmary Health System, Inc. Series 2010 A (A-/NR)
1,185,000	5.000	02/01/11	1,203,853
500,000	5.000	02/01/12	521,080
1,000,000	5.000	02/01/13	1,061,570
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (BBB/B3)
3,500,000	5.250	01/01/11	3,427,900
Jefferson County Alabama Sewer Warrants RB for Capital Improvement Series 2002 D (FGIC) (AAA/Aaa)(a)
5,000,000	5.250	08/01/12	5,469,850
Tuscaloosa Alabama Public Educational Building Authority RB Refunding Series 2009 B (AA-/NR)
1,350,000	2.000	08/15/10	1,351,485
1,550,000	2.000	08/15/11	1,559,842
1,925,000	3.000	08/15/12	1,971,758
2,345,000	3.000	08/15/13	2,398,185
2,795,000	3.500	08/15/14	2,880,247
3,300,000	4.000	08/15/15	3,426,588
3,850,000	3.000	08/15/16	3,746,936

			37,183,558

Alaska — 0.4%
Alaska State Housing Finance Corp. RB Series 2002 A (NATL-RE) (GO OF CORP) (AA/Aa2)
1,000,000	5.000	07/01/11	1,041,470
Anchorage Alaska GO Bonds Series 2001 B (NATL-RE FGIC) (AA/Aa2)
1,010,000	5.500	07/01/12	1,058,480
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (BBB+/Baa3)
7,815,000	4.625	06/01/23	7,340,004

			9,439,954

Arizona — 1.7%
Arizona Health Facilities Authority RB for Banner Health Series 2007 B (A+/NR)(b)
2,150,000	1.005	01/01/37	1,376,172
Arizona Health Facilities Authority RB for Catholic Healthcare West Series 2009 E (A/A2)(c)
2,000,000	5.000	07/02/12	2,100,800
Arizona Health Facilities Authority RB for Phoenix Children’s Hospital Series 2007 A (NR/NR)(c)
4,500,000	1.310	02/02/15	3,961,755

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Arizona — (continued)
Goodyear Arizona McDowell Road Commercial Corridor Improvement District Special Assessment for Improvement Series 2007 A (AMBAC) (A-/A1)
$1,160,000	5.250%	01/01/11	$1,176,947
1,225,000	5.250	01/01/12	1,281,534
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 A (BBB-/Baa2)(c)
4,500,000	6.000	05/01/14	4,824,765
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 E (BBB-/Baa2)(c)
1,000,000	6.000	05/01/14	1,072,320
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2010 A (BB+/Baa3)(c)
5,000,000	4.000	06/01/15	5,002,050
Maricopa County Community College District GO Bonds Series 2009 C (AAA/Aaa)
5,000,000	3.000	07/01/13	5,304,100
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 B (BBB-/Baa2)(c)
3,000,000	5.500	06/01/14	3,200,070
Phoenix Arizona GO Bonds Refunding Series 2009 C (AAA/Aa1)
1,225,000	2.000	07/01/12	1,257,095
4,000,000	2.500	07/01/13	4,180,920
Phoenix Civic Improvement Corp. RB Refunding Junior Lien Series 2009 B (AAA/Aa2)
1,000,000	3.000	07/01/12	1,044,270
Scottsdale Arizona GO Bonds for Projects of 1999 and 2000 Series 2004 (AAA/Aaa)
3,900,000	5.000	07/01/14	4,435,977

			40,218,775

Arkansas — 0.3%
Arkansas State GO Bonds Federal Highway Series 2001 A (AA/Aa1)
5,000,000	5.250	08/01/12	5,017,150
Springdale Arkansas Sales & Use Tax RB Series 2004 (NATL-RE) (NR/NR)(a)
270,000	4.000	07/01/11	270,000
Washington County Arkansas Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa1)
1,000,000	5.000	02/01/11	1,011,530

			6,298,680

California — 12.0%
Adelanto Public Financing Authority RB Refunding Series 2006 (NR/NR)
1,460,000	4.050	09/15/11	1,471,782
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2009 F (A/A2)(c)
2,500,000	5.000	07/01/14	2,725,800
California Health Facilities Financing Authority RB Refunding for St. Joseph Health System Series 2009 C (AA-/A1)(c)
5,000,000	5.000	10/16/14	5,476,300

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
California Health Facilities Financing Authority RB Unrefunded Balance for Catholic Healthcare West Series 2004 H (A/A2)(c)
$3,785,000	4.450%	07/01/11	$3,889,731
California Infrastructure & Economic Development Bank RB for The J. Paul Getty Trust RMKT 08/02/06 Series 2003 A (AAA/Aaa)(c)
4,650,000	3.900	12/01/11	4,847,997
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (BBB-/Baa2)
1,000,000	5.000	02/01/12	1,030,110
California State Economic Recovery GO Bonds Pre-refunded Series 2004 A (ETM) (AAA/Aaa)
255,000	5.250	07/01/14	296,052
California State Economic Recovery GO Bonds Refunding Series 2009 B (A+/Aa3)(c)
40,290,000	5.000	07/01/14	44,588,943
California State Economic Recovery GO Bonds Series 2008 B (AAA/Aaa)(a)
8,400,000	5.000	07/01/10	8,400,000
5,925,000	5.000	07/01/11	6,197,787
California State Economic Recovery GO Bonds Unrefunded Balance Series 2004 A (A+/Aa3)
890,000	5.250	07/01/14	1,006,127
California State GO Bonds Refunding Series 2002 (A-/A1)
2,000,000	5.000	02/01/12	2,123,280
California State GO Bonds Refunding Series 2005 (A-/A1)
3,000,000	5.000	05/01/14	3,332,790
California State GO Bonds Series 1993 (FGIC-TCRS) (A/A1)
4,150,000	4.750	09/01/23	4,150,664
California State GO Bonds Series 2004 (A-/A1)
2,000,000	4.125	04/01/13	2,140,740
California State Public Works Board Lease RB for Various Capital Projects Subseries 2009 G-1 (BBB+/A2)
5,000,000	4.000	10/01/11	5,128,200
California State Various Purpose GO Bonds Series 1991 (NATL-RE) (A/NR)(d)
1,750,000	0.000	09/01/11	1,708,753
California State Various Purpose GO Bonds Series 2005 (A-/A1)
3,850,000	5.000	03/01/13	4,202,237
California State Various Purpose GO Bonds Series 2006 (A-/A1)
2,500,000	5.000	03/01/14	2,767,525
California Statewide Communities Development Authority RB for California State Proposition 1A Receivables Program Series 2009 (A-/A1)
12,725,000	4.000	06/15/13	13,452,106
30,425,000	5.000	06/15/13	33,028,772
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2002 C (A+/NR)(c)
1,000,000	3.850	06/01/12	1,037,780
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2009 A (A+/NR)
5,000,000	5.000	04/01/14	5,474,850

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2009 E (A+/NR)(c)
$3,000,000	3.500%	05/02/11	$3,037,800
Coachella Valley California Water District Improvement Bond Act of 1913/1915 Limited Obligation Improvement Assessment District 70 Series 2006 (NR/NR)
100,000	4.350	09/02/11	100,612
Fairfield-Suisun Unified School District Public Financing Authority Special Tax Refunding Series 2006 A (AMBAC) (A-/Baa2)
350,000	5.000	08/15/11	360,276
550,000	5.000	08/15/12	580,844
250,000	5.000	08/15/14	265,800
Foothill-De Anza Community College District GO Bonds Series 2007 A (AMBAC) (AA/Aaa)
2,070,000	4.000	08/01/11	2,145,141
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-1 (AAA/Aaa)(a)
2,000,000	6.750	06/01/13	2,322,560
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (BBB/Baa3)
17,295,000	4.500	06/01/27	14,759,207
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2003 B (AAA/Aaa)(a)
2,000,000	5.500	06/01/13	2,251,320
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AMBAC) (BBB+/A2)
1,815,000	5.000	06/01/11	1,861,954
1,150,000	5.000	06/01/12	1,200,888
Kings River Conservation District COPS for Peaking Project Series 2004 (NR/Baa1)
300,000	5.000	05/01/11	309,162
300,000	5.000	05/01/12	315,993
Los Angeles Community Redevelopment Agency Tax Allocation for Hollywood Redevelopment Project Series 1998 C (NATL-RE) (A/Baa1)
540,000	5.500	07/01/17	569,743
Los Angeles County Metropolitan Transportation Authority Sales Tax RB First Tier Senior Refunding Series 2009 A (AAA/Aa2)
4,000,000	5.000	07/01/11	4,180,480
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding Second Senior Series 2009 B (AA+/Aa2)
2,385,000	4.000	07/01/13	2,592,781
Los Angeles Department of Water & Power RB for Power System Series 2001 A (NATL-RE) (AA-/Aa3)
2,435,000	5.375	07/01/13	2,542,237
Los Angeles Department of Water & Power RB for Power System Series 2001 A (NATL-RE)(AA-/Aa3)(a)
4,345,000	5.375	07/01/11	4,536,354
Los Angeles Unified School District GO Bonds Refunding Series 2009 A (AA-/Aa2)
4,065,000	2.500	07/01/11	4,144,471
4,010,000	5.000	07/01/12	4,323,823
3,080,000	3.000	07/01/13	3,220,848
3,735,000	3.000	07/01/14	3,893,476

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Los Angeles Unified School District GO Bonds Series 2003 A (NATL-RE) (AA-/Aa2)
$2,000,000	5.000%	07/01/13	$2,211,080
Northern California Power Agency Capital Facilities RB Refunding Series 2010 A (A-/A3)
1,250,000	2.000	08/01/12	1,267,550
1,790,000	3.000	08/01/13	1,857,662
1,235,000	4.000	08/01/14	1,321,561
1,705,000	3.000	08/01/15	1,735,554
Oakland California RANS Series 2009 A (SP-1+/MIG1)
20,000,000	2.500	07/16/10	20,017,000
Poway Unified School District GO BANS for School Facilities Improvement District No. 2007-1, Election of 2008 Series 2010 (NR/MIG1)(d)
12,000,000	0.000	12/01/11	11,725,920
Richmond California Wastewater RB Refunding Series 2006 A (AMBAC) (AA-/A2)
255,000	5.000	08/01/14	275,005
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa2)(b)
1,650,000	0.891	12/01/35	1,139,820
San Bernardino County Transportation Authority RB Series 2009 A (SP-1+/MIG1)
1,500,000	4.000	05/01/12	1,575,345
San Diego Public Facilities Financing Authority RB Refunding Series 2009 B (A+/Aa3)
1,000,000	5.000	05/15/13	1,105,550
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2010 D (AGM) (AAA/Aa3)
4,455,000	5.000	05/01/17	5,032,858
San Francisco City & County Redevelopment Agency Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB/NR)
500,000	4.000	08/01/10	500,460
350,000	4.000	08/01/11	355,019
250,000	4.500	08/01/13	260,242
200,000	5.000	08/01/14	210,662
San Luis & Delta-Mendota Water Authority RB for DHCCP Development Projects Series 2009 A (A+/NR)
3,000,000	4.500	03/01/14	3,166,200
Tobacco Securitization Authority of Northern California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2005 A-1 (BBB/Baa3)
1,600,000	4.750	06/01/23	1,456,912
Tobacco Securitization Authority of Southern California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2002 A (AAA/Aaa)(a)
4,590,000	5.250	06/01/12	5,000,530
William S. Hart Union High School District GO BANS Series 2009 (SP-1/NR)
3,730,000	4.000	12/01/11	3,800,870
2,825,000	5.000	12/01/11	2,917,349

			284,927,245

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Colorado — 1.0%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
$500,000	5.000%	12/01/10	$505,385
Denver Colorado Airport System RB Series 2009 A (A+/A1)
500,000	5.000	11/15/12	539,300
Denver Colorado GO Bonds for Better Denver and Zoo Series 2009 A (AAA/Aaa)
1,025,000	4.000	08/01/11	1,064,452
E-470 Public Highway Authority RB Senior Series 1997 A (NATL-RE) (A/Baa1)
4,125,000	5.750	09/01/13	4,427,610
E-470 Public Highway Authority RB Series 2007 B-2 (NATL-RE) (A/Baa1)(c)
3,000,000	5.000	09/02/11	3,121,950
Northwest Parkway Public Highway Authority RB Senior for Capital Appreciation Series 2001 B (AMBAC) (NR/NR)(a)(d)
6,500,000	0.000	06/15/11	2,218,450
Northwest Parkway Public Highway Authority RB Senior Series 2001 A (AGM) (AAA/Aa3)(a)
11,400,000	5.250	06/15/11	12,136,098

			24,013,245

Connecticut — 1.9%
Connecticut State GO Bonds for Economic Recovery Series 2009 D (AA/Aa2)
10,000,000	5.000	01/01/13	11,000,500
Connecticut State GO Bonds Refunding Series 2004 B (NATL-RE) (AA/Aa2)
4,325,000	5.000	12/01/13	4,883,704
Connecticut State Health & Educational Facilities Authority RB for Ascension Health Series 1999 B (AA/Aa1)(c)
965,000	3.500	02/01/12	998,630
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-3 (AAA/Aaa)(c)
4,500,000	4.000	02/07/13	4,838,985
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-4 (AAA/Aaa)(c)
19,345,000	5.000	02/12/15	22,176,334
University of Connecticut GO Bonds Series 2010 A (GO OF UNIV) (AA/Aa2)
1,000,000	5.000	02/15/13	1,101,630

			44,999,783

District of Columbia — 0.2%
District of Columbia Income Tax Secured RB Refunding Series 2010 C (AAA/Aa1)(b)
5,000,000	0.490	12/01/11	4,996,100

Florida — 6.7%
Alachua County Health Facilities Authority RB for Shands HealthCare Project Series 2010 B (A/A2)
2,065,000	3.000	12/01/11	2,100,312
920,000	3.000	12/01/12	938,418
Broward County Florida Port Facilities RB Series 2009 A (A-/A2)
1,415,000	3.000	09/01/10	1,418,948
2,360,000	5.000	09/01/11	2,455,108
2,765,000	5.000	09/01/12	2,966,154

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Broward County Florida Resource Recovery RB Refunding for Wheelabrator Series 2001 A (AA/A3)
$4,000,000	5.375%	12/01/10	$4,009,360
Broward County Florida School Board COPS Series 2002 B (AGM) (AAA/Aa3)(a)
4,105,000	5.375	07/01/11	4,308,280
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A (AAA/NR)(a)(e)
5,000,000	8.950	10/01/12	5,926,550
Citizens Property Insurance Corp. Senior Secured RB for High-Risk Account Series 2010 A-1 (A+/A2)
7,500,000	5.000	06/01/14	7,906,800
Citizens Property Insurance Corp. Senior Secured RB Refunding for High Risk Account Series 2007 A (NATL-RE) (A+/A2)
4,515,000	5.000	03/01/13	4,739,892
Escambia Country Florida Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/Baa1)
1,980,000	5.000	08/15/13	2,103,295
2,240,000	5.000	08/15/14	2,389,542
2,365,000	5.000	08/15/15	2,519,293
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2006 A (NATL-RE-IBC) (AA-/Aa3)
800,000	5.000	07/01/10	800,000
17,300,000	5.000	07/01/11	17,914,669
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2008 A (AA-/Aa3)
8,000,000	5.000	07/01/13	8,529,200
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2010 A (AA-/Aa3)
13,305,000	5.000	07/01/15	14,223,311
Florida State Board of Education GO Bonds for Public Education Capital Outlay Series 2009 F (AAA/Aa1)
3,195,000	3.000	06/01/13	3,369,830
Florida State Board of Education GO Bonds Series 2002 B (AAA/Aa1)
1,505,000	5.375	01/01/11	1,541,767
Florida State Department of Environmental Protection Florida Forever RB Refunding Series 2010 C (AA-/Aa3)
7,500,000	4.000	07/01/11	7,757,925
Florida State Department of Transportation GO Bonds for Right-of-Way Acquisition and Bridge Construction Series 2002 (AAA/Aa1)
3,790,000	5.375	07/01/13	4,157,971
Florida State Municipal Power Agency RB for St. Lucie Project Series 2009 A (A/A2)
2,845,000	5.000	10/01/13	3,122,331
2,985,000	5.000	10/01/14	3,300,813
Florida State Municipal Power Agency RB for Stanton Project Series 2009 A (A+/A1)
885,000	4.000	10/01/12	937,073
415,000	5.000	10/01/13	459,040
890,000	5.000	10/01/14	991,380

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Florida State Municipal Power Agency RB for Stanton II Project Series 2009 A (A+/A1)
$420,000	4.000%	10/01/12	$444,713
250,000	4.000	10/01/14	268,940
Florida State Municipal Power Agency RB for Tri-City Project Series 2009 A (A+/A1)
265,000	3.000	10/01/12	274,776
290,000	3.000	10/01/13	303,030
290,000	3.000	10/01/14	300,280
Florida State Municipal Power Agency RB Refunding for Stanton Project Series 2008 (A+/A1)
1,030,000	4.250	10/01/12	1,096,260
Halifax Hospital Medical Center RB Refunding & Improvement Series 2006 A (A-/NR)
1,255,000	5.000	06/01/13	1,340,842
855,000	5.000	06/01/14	917,842
Highlands County Florida Health Facilities Authority RB for Adventist Health System/Sunbelt Obligated Group Series 2002 (AA-/Aa3)(c)
2,450,000	3.950	09/01/12	2,565,469
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2009 E (AA-/Aa3)
2,000,000	5.000	11/15/13	2,193,220
1,000,000	5.000	11/15/15	1,126,220
Hillsborough County Aviation Authority RB for Tampa International Airport Series 2009 A (A+/Aa3)
3,050,000	5.000	10/01/13	3,341,275
JEA Florida Electric System RB Refunding Series 2009-3A (AA-/Aa2)
2,275,000	5.000	10/01/13	2,547,022
JEA Florida Electric System RB Refunding Subseries 2009 B (A+/Aa3)
2,000,000	5.000	10/01/11	2,088,640
JEA Florida Electric System RB Refunding Subseries 2009 C (ASSURED GTY) (AAA/Aa3)
2,000,000	5.000	10/01/14	2,231,720
Miami-Dade County School Board COPS Series 2003 B (NATL-RE) (A/A1)(c)
1,500,000	5.000	05/01/11	1,539,450
1,400,000	5.500	05/01/11	1,442,490
Miami-Dade County School Board COPS Series 2008 A (AMBAC) (A/A1)
3,000,000	5.000	08/01/10	3,007,890
Miami-Dade County School District GO Bonds Refunding Series 1996 (NATL-RE) (A+/Aa3)
1,170,000	5.000	07/15/11	1,216,133
Miami-Dade County Water and Sewer System RB Refunding Series 2008 B (AGM) (AAA/Aa2)
1,500,000	5.000	10/01/13	1,660,185
Miami-Dade County Water and Sewer System RB Refunding Series 2008 C (BHAC) (AA+/Aa1)
1,750,000	5.000	10/01/12	1,904,787

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Orange County School Board COPS Series 1997 A (NATL-RE) (A+/Aa3)
$2,870,000	6.000%	08/01/11	$3,014,964
Osceola County School Board COPS for Harter Educational Facilities Lease Purchase Agreement Series 2009 A (ASSURED GTY) (AAA/Aa3)
1,665,000	3.000	06/01/12	1,701,247
2,495,000	5.000	06/01/14	2,695,573
Palm Beach County Airport System RB Unrefunded Balance Series 2002 (NATL-RE) (A/A2)
2,000,000	5.750	10/01/11	2,102,660
Tampa Bay Water Utility System RB Refunding for Regulation of Water Supply Authority Series 2004 (NATL-RE FGIC) (AA+/Aa2)
5,145,000	5.000	10/01/13	5,753,190

			157,966,080

Georgia — 2.9%
Albany-Dougherty County Hospital Authority RB for Regional Linked Stars and Cars Series 1993 (AMBAC) (AA-/Aa3)
3,250,000	5.700	09/01/13	3,260,140
Atlanta Georgia Wastewater RB Series 2009 A (A/A1)
2,500,000	4.000	11/01/11	2,561,100
Cherokee County Georgia GO Bonds Series 2009 (AA+/Aa1)
1,200,000	3.000	04/01/11	1,223,628
Clayton County & Clayton County Water Authority Water and Sewerage RB Refunding Series 2009 (AA+/NR)
500,000	3.000	05/01/12	519,825
1,000,000	4.000	05/01/13	1,079,410
Clayton County & Clayton County Water Authority Water and Sewerage RB Refunding Series 2010 (AA+/NR)
500,000	3.000	05/01/12	519,825
Cobb County Water and Sewer Improvement RB Series 2009 (AAA/Aaa)
1,025,000	5.000	07/01/13	1,149,517
1,000,000	4.500	07/01/14	1,126,820
Cobb County-Marietta Water Authority Georgia RB Series 2009 (AAA/Aaa)
1,500,000	5.000	11/01/13	1,692,765
2,850,000	5.000	11/01/14	3,264,361
Coffee County School District Sales Tax GO Bonds Series 2009 (ST AID WITHHLDG) (AA+/NR)
700,000	3.000	08/01/12	728,896
Columbia County Georgia Sales Tax GO Bonds Series 2009 (AA+/Aa1)
1,265,000	4.000	04/01/12	1,341,887
De Kalb County School District GO Bonds Series 2007 (ST AID WITHHLDG) (AA+/Aa1)
10,000,000	5.000	02/01/13	11,033,600
East Point Building Authority RB for Water and Sewer Project Series 2006 A (XLCA) (NR/NR)
1,025,000	5.000	02/01/12	1,049,364
750,000	5.000	02/01/13	771,818
East Point Building Authority RB Refunding for Water and Sewer Project Series 2007 (XLCA) (NR/NR)
600,000	4.000	02/01/12	604,254

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Georgia — (continued)
Fulton County Facilities Corp. COPS for Public Purposes Project Series 2009 (AA-/Aa3)
$1,100,000	3.000%	11/01/11	$1,123,639
Fulton Dekalb Georgia Hospital Authority RB Refunding Certificates Series 2003 (AGM) (AAA/Aa3)
1,705,000	5.000	01/01/11	1,740,771
Georgia State GO Bonds Refunding Series 2005 B (AAA/Aaa)
3,425,000	5.000	07/01/12	3,728,489
Georgia State GO Bonds Refunding Series 2009 E (AAA/Aaa)
2,220,000	4.000	07/01/13	2,425,750
Henry County School District GO Bonds Refunding Series 2001 (AA-/Aa2)
1,000,000	5.125	08/01/14	1,046,840
Marietta Georgia GO Bonds Refunding Series 2009 A (AA+/Aa2)
1,000,000	2.500	02/01/13	1,032,280
1,000,000	5.000	02/01/14	1,122,300
Marietta Georgia GO Bonds Refunding Series 2009 B (AA+/Aa2)
645,000	4.000	01/01/12	675,528
710,000	2.000	01/01/13	722,993
Monroe County Development Authority PCRB for Georgia Power Co. First Series 1995 (A/A2)(c)
2,000,000	4.500	04/01/11	2,054,940
Municipal Electric Authority Geogia RB for Combustion Turbine Project Series 2002 A (NATL-RE) (A/A1)
8,260,000	5.250	11/01/13	9,074,766
Municipal Electric Authority Georgia RB Subseries 2010 B (A/A2)
1,200,000	3.000	01/01/12	1,232,076
2,355,000	3.000	01/01/13	2,438,555
1,685,000	3.000	01/01/14	1,743,200
Polk School District GO Bonds for Capital Appreciation Series 2008 (ST AID WITHHLDG) (AA+/Aa1)(d)
1,355,000	0.000	04/01/12	1,321,437
Public Gas Partners, Inc. RB Series 2009 A (A+/A2)
6,130,000	5.000	10/01/15	6,666,988

			70,077,762

Guam — 0.7%
Guam Education Financing Foundation COPS for Public School Facilities Project Series 2006 A (A-/NR)
1,030,000	5.000	10/01/12	1,072,827
Guam Government Limited Obligation RB for Section 30 Series 2009 A (BBB-/NR)
1,000,000	5.000	12/01/13	1,076,300
Guam Power Authority RB Subseries 2010 A (BBB-/Ba2)
2,000,000	6.000	10/01/11	1,997,420
11,680,000	6.500	10/01/12	11,621,133

			15,767,680

Hawaii — 0.4%
Hawaii State GO Bonds Refunding Series 2003 DT (AA/Aa1)
4,000,000	4.000	11/01/14	4,420,200
Hawaii State GO Bonds Series 2003 DA (NATL-RE) (AA/Aa1)(a)
3,745,000	5.250	09/01/13	4,257,765

			8,677,965

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Idaho — 0.4%
Madison County Idaho Hospital COPS Refunding Series 2006 (BBB-/NR)
$250,000	4.375%	09/01/10	$250,410
425,000	5.000	09/01/11	432,365
University of Idaho RB Refunding Series 2007 A (AGM) (AAA/Aa3)(c)
9,240,000	4.375	04/01/11	9,517,293

			10,200,068

Illinois — 5.1%
Berwyn Illinois GO Bonds Refunding Series 2004 (ETM) (AMBAC) (NR/NR)
200,000	5.000	12/01/12	213,662
Chicago Illinois GO Bonds for City Colleges of Chicago Capital Improvement Project Series 1999 (NATL-RE FGIC) (AA-/Aa2)(d)
2,000,000	0.000	01/01/14	1,844,840
Chicago Illinois GO Bonds for Lakefront Millennium Parking Facility Series 1999 (NATL-RE) (AA-/NR)(a)
5,000,000	5.750	01/01/12	5,491,400
Chicago Illinois GO Bonds Refunding Series 2005 A (AGM) (AAA/Aa2)
5,000,000	5.000	01/01/15	5,606,300
Chicago Illinois O’Hare International Airport RB Series 2008 A (AGM) (AAA/Aa3)
6,275,000	5.000	01/01/15	6,858,701
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvement Series 2000 (XLCA-ICR) (NR/A1)(a)
1,610,000	5.650	01/01/11	1,651,490
Chicago Illinois Public Building Commission RB Refunding Series 2006 (AMBAC) (A/A1)
1,000,000	5.000	03/01/15	1,099,440
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (NR/NR)
300,000	5.000	11/15/11	308,361
2,715,000	6.250	11/15/13	2,817,138
Illinois Educational Facilities Authority RB for University of Chicago Series 1998 (AA/Aa1)(c)
2,500,000	3.375	02/03/14	2,647,150
Illinois Finance Authority RB for The Art Institute of Chicago Series 2010 B (A+/A1)
5,250,000	4.000	07/01/15	5,523,210
Illinois Finance Authority RB Refunding for Advocate Health Care Network Series 2010 D (AA/Aa2)
1,000,000	3.000	04/01/12	1,028,380
5,110,000	3.000	04/01/13	5,238,414
Illinois Finance Authority RB Refunding for Resurrection Health Care Corp. Series 2009 (BBB+/Baa1)
1,750,000	5.000	05/15/13	1,845,130
5,000,000	5.000	05/15/14	5,277,500
4,400,000	5.250	05/15/15	4,644,420
Illinois Health Facilities Authority RB for Advocate HealthCare Network Series 2003 A (AA/Aa2)(c)
1,875,000	4.375	07/01/14	1,978,387

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois Health Facilities Authority RB for Delnor Hospital RMKT 06/04/08 Series 2003 A (AGM) (AAA/Aa3)
$1,875,000	5.000%	05/15/11	$1,930,069
Illinois Municipal Electric Agency RB Refunding Series 2007 C (NATL-RE FGIC) (A+/A1)
1,200,000	5.000	02/01/11	1,222,812
Illinois State Build Illinois Sales Tax RB Junior Obligation Series 2010 (AAA/NR)
5,050,000	5.000	06/15/14	5,603,177
Illinois State GO Bonds Refunding Series 2007 B (A+/A1)
1,800,000	5.000	01/01/11	1,834,380
Illinois State GO Bonds Refunding Series 2010 (A+/A1)
25,345,000	5.000	01/01/14	27,509,463
Illinois State GO Bonds Refunding Series 2010 (AGM) (AAA/Aa3)
6,725,000	5.000	01/01/15	7,392,255
Illinois State GO Bonds Series 2004 B (A+/A1)
7,560,000	5.000	03/01/13	8,124,656
Illinois State GO Bonds Series 2009 A (A+/A1)
10,000,000	3.500	09/01/13	10,396,800
University of Illinois COPS for Utilities Infrastructure Projects Series 2001 A (AMBAC) (AA-/Aa2)(a)
3,000,000	5.000	08/15/11	3,152,790

			121,240,325

Indiana — 1.7%
Anderson Indiana RB Refunding for Anderson University Improvement Project Series 2007 (BBB-/NR)
605,000	4.500	10/01/10	606,658
Anderson School Building Corp. RB for First Mortgage Series 2003 (AMBAC) (AA+/NR)(a)
1,750,000	5.000	07/15/13	1,969,800
Delaware County Indiana Hospital Authority RB Refunding for Ball Memorial Hospital, Inc. Obligated Group Series 2009 A (NR/Baa3)
2,545,000	5.000	08/01/13	2,632,624
Duneland School Building Corp. RB Refunding for First Mortgage Series 2009 (ST AID WITHHLDG) (AA+/NR)
1,070,000	4.000	02/01/13	1,131,889
Indiana Bond Bank RB for State Revenue Funding Program Series 2004 B (AAA/NR)
4,000,000	5.000	02/01/13	4,409,160
Indiana Health Facility Financing Authority RB for Ascension Health Series 2001 (AA/Aa1)(c)
2,000,000	3.625	08/01/11	2,067,280
Indiana Health Facility Financing Authority RB for Ascension Health Series 2009 A (AA-/Aa2)(c)
1,500,000	5.000	08/01/13	1,654,530
Indiana Transportation Finance Authority Highway RB Series 2000 (NATL-RE-IBC) (AA+/NR)(a)
3,600,000	5.500	12/01/10	3,674,844
Indiana Transportation Finance Authority Highway RB Series 2003 A (AGM) (AAA/Aa1)(a)
13,580,000	5.000	06/01/13	15,196,563
Indiana University RB for Student Fees Series 2008 S (AA/Aaa)
1,200,000	5.000	08/01/12	1,302,972

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Indiana — (continued)
Jasper County PCRB Refunding for Northern Indiana Public Service Co. Project RMKT 08/25/08 Series 1994 B (NATL-RE) (BB+/Baa1)
$2,500,000	5.200%	06/01/13	$2,694,350
Rockport Indiana PCRB Refunding for Michigan Power Co. Project Series 2009 B (BBB/Baa2)(c)
2,500,000	6.250	06/02/14	2,820,850

			40,161,520

Iowa — 0.5%
State University of Iowa RB for Academic Building Revenue Flood Anticipation Project Series 2009 (SP-1+/MIG1)
8,600,000	3.000	01/01/13	8,762,368
State University of Iowa RB Refunding for University’s Utility System Series 2009 S (NR/Aa1)
1,000,000	3.000	11/01/12	1,049,980
1,185,000	3.000	11/01/13	1,258,186

			11,070,534

Kansas — 0.7%
Burlington Kansas Environmental RB Refunding for Kansas City Power & Light RMKT 04/08/08 Series 2007 A-1 (FGIC) (NR/Baa2)(c)
2,000,000	5.125	04/01/11	2,041,080
Kansas Development Finance Authority Health Facilities RB for Hays Medical Center, Inc. Series 2005 L (NR/A2)
500,000	5.250	11/15/10	506,665
Kansas Development Finance Authority Hospital RB for Adventist Health System Series 2009 (AA-/Aa3)
1,000,000	4.000	11/15/12	1,056,740
2,390,000	4.000	11/15/13	2,557,324
Kansas Development Finance Authority Hospital RB for Adventist Health System/Sunbelt Obligated Group Series 2009 D (AA-/Aa3)
475,000	3.000	11/15/11	488,043
355,000	3.500	11/15/12	371,050
200,000	5.000	11/15/13	220,486
225,000	5.000	11/15/14	252,135
Kansas Development Finance Authority RB for Public Water Supply Revolving Loan Fund Series 2004 (AAA/Aaa)
4,455,000	5.000	04/01/13	4,941,085
Kansas Development Finance Authority RB for University of Kansas Housing System Project Series 2010 A (AA/Aa1)
1,000,000	3.000	11/01/14	1,054,760
Lawrence Kansas Hospital RB for Lawrence Memorial Hospital Series 2006 (NR/A3)
350,000	5.000	07/01/10	350,000
Overland Park City Kansas GO Bonds for Internal Improvement Series 2006 A (AAA/Aaa)
2,065,000	4.250	09/01/13	2,276,828

			16,116,196

Kentucky — 0.1%
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(e)(f)
940,000	17.510	11/11/14	1,368,828

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Kentucky — (continued)
Western Kentucky University RB for General Recipients Series 2009 (ASSURED GTY) (AAA/Aa2)
$1,080,000	3.000%	09/01/13	$1,119,539

			2,488,367

Louisiana — 1.1%
DeSoto Parish Louisiana PCRB Refunding for International Paper Co. Projects Series 2002 A (BBB/Baa3)
1,240,000	5.000	10/01/12	1,301,157
East Baton Rouge Parish Louisiana RB Refunding for Public Improvement Series 2004 ST (AMBAC) (AA/A1)(a)
4,405,000	5.000	02/01/14	5,030,334
Greater New Orleans Expressway Commission RB Refunding Series 2009 (ASSURED GTY) (AAA/Aa3)
225,000	2.750	11/01/12	229,882
100,000	2.750	11/01/13	102,072
205,000	2.750	11/01/14	206,831
Livingston Parish Louisiana RB Certificates of Indebtedness Series 2005 (NR/NR)
2,500,000	4.750	05/01/15	2,388,675
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Jefferson Parish Series 2009 A (AA-/Aa2)
250,000	3.000	04/01/11	253,452
400,000	3.000	04/01/12	411,072
370,000	3.000	04/01/13	382,199
Louisiana Public Facilities Authority RB for Archdiocese of New Orleans Project Series 2007 (CIFG) (NR/Baa2)
440,000	5.000	07/01/10	440,000
350,000	5.000	07/01/12	366,643
Louisiana Public Facilities Authority RB for Cleco Power LLC Project Series 2008 (BBB/Baa2)(c)
600,000	7.000	12/01/11	641,280
Louisiana Public Facilities Authority RB for Hurricane Recovery Program Series 2007 (AMBAC) (A+/Aa3)
2,030,000	4.000	06/01/12	2,124,050
Louisiana State Gasoline and Fuels Tax RB Second Lien RMKT 06/01/10 Series 2009 A-1 (AA/Aa2)(c)
5,000,000	1.060	06/01/13	4,997,150
Louisiana State GO Bonds Series 2000 A (FGIC) (AAA/Aa2)(a)
3,000,000	5.250	11/15/10	3,052,800
Morehouse Parish Louisiana PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
3,520,000	5.250	11/15/13	3,758,304
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 B (BBB/Baa3)
180,000	5.500	05/15/30	177,676

			25,863,577

Maine — 0.3%
Ellsworth Maine GO BANS Series 2009 (SP-1+/NR)
4,119,000	2.000	12/15/11	4,192,689
Finance Authority of Maine Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 (BBB/NR)(c)
3,125,000	3.800	11/01/15	3,186,781

			7,379,470

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Maryland — 1.9%
Anne Arundel County Maryland GO Bonds for Consolidated General Improvements Series 2002 (AAA/NR)(a)
$3,270,000	5.250%	03/01/12	$3,530,979
Anne Arundel County Maryland GO Bonds for Consolidated General Improvements Series 2009 (AAA/Aa1)
2,345,000	4.000	04/01/13	2,543,012
Baltimore County Maryland GO Bonds 71st issue for Metropolitan District Public Improvement Series 2008 (AAA/Aaa)
1,420,000	5.000	02/01/14	1,610,635
Baltimore County Maryland GO Bonds Refunding for Pension Funds Series 2009 (AAA/Aaa)
3,575,000	5.000	08/01/13	4,021,231
Maryland State GO Bonds for State and Local Facilities Loan Second Series 2008 (AAA/Aaa)
5,000,000	5.000	07/15/12	5,453,800
Maryland State GO Bonds Refunding Series 2004 (AAA/Aaa)
5,225,000	5.000	02/01/12	5,597,229
5,000,000	5.000	02/01/13	5,543,800
Maryland State Transportation Authority Grant and Revenue Anticipation Bonds Series 2008 (AAA/Aa1)
4,500,000	5.250	03/01/15	5,218,200
Montgomery County Maryland GO Bonds for Consolidated Public Improvement Series 2001 (AAA/Aaa)(a)
5,000,000	4.750	02/01/11	5,176,700
Montgomery County Maryland GO Bonds Refunding for Consolidated Public Improvement Series 2009 A (AAA/Aaa)
5,000,000	5.000	11/01/13	5,665,350

			44,360,936

Massachusetts — 1.8%
Boston Massachusetts GO Bonds Refunding Series 2009 C (AA+/Aaa)
1,000,000	3.000	02/01/13	1,055,310
Boston Massachusetts GO Bonds Series 2009 A (AA+/Aaa)
1,000,000	4.000	04/01/13	1,084,440
Massachusetts Bay Transportation Authority Senior Sales Tax RB Series 2002 A (AAA/Aa1)(a)
10,000,000	5.250	07/01/12	10,881,300
Massachusetts State Department of Transportation RB for Metropolitan Highway System Senior Series 2010 B (A/A3)
4,000,000	5.000	01/01/15	4,438,000
Massachusetts State Development Finance Agency RB for Boston University Series 2009 V-2 (A/A2)
4,000,000	2.875	10/01/14	4,029,360
Massachusetts State Development Finance Agency Resource Recovery RB for SEMASS System Series 2001 A (NATL-RE) (AA-/Baa1)
2,175,000	5.625	01/01/12	2,255,431
260,000	5.625	01/01/14	270,208
Massachusetts State GO Bonds Refunding Series 2010 A (AA/Aa2)(b)
2,500,000	0.840	02/01/14	2,515,900
Massachusetts State GO Bonds Series 2001 C (AA/Aa1)
6,250,000	5.500	12/01/12	6,674,375
Massachusetts State GO Bonds Series 2005 C (AA/Aa1)
3,250,000	5.000	09/01/12	3,547,310

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Massachusetts State Health & Educational Facilities Authority RB for Amherst College Series 2009 K-2 (AAA/Aaa)(c)
$3,750,000	2.750%	01/05/12	$3,859,200
Massachusetts State Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (NR/NR)
445,000	5.000	08/15/10	446,197
780,000	5.000	08/15/11	791,139
465,000	5.000	08/15/12	472,691
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Care Series 1998 A (AGM) (AAA/Aa3)
690,000	5.250	07/01/12	691,373
Massachusetts State Health & Educational Facilities Authority RB for Milford Regional Medical Center Series 2007 E (BBB-/Baa3)
500,000	5.000	07/15/10	500,140
285,000	5.000	07/15/11	287,716

			43,800,090

Michigan — 1.4%
Detroit Michigan Sewage Disposal RB Refunding Series 2003 A (AGM) (AAA/Aa3)
3,000,000	5.000	07/01/11	3,073,770
Kent Hospital Finance Authority RB Refunding for Spectrum Health System Series 2008 A (AA/Aa3)(c)
6,850,000	4.250	01/15/14	7,263,946
Michigan Municipal Bond Authority State Aid Revenue Notes for Detroit School District Series 2010 B (SP-1/NR)
7,000,000	5.000	03/21/11	7,008,470
Michigan State Building Authority RB Refunding for Facilities Program Series 2002 III (ETM) (A+/Aa3)
3,595,000	5.000	10/15/10	3,640,585
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health System Series 2006 A (A/A1)
500,000	5.000	11/15/10	504,970
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health System Series 2009 (A/A1)
1,000,000	3.000	11/15/10	1,002,850
1,000,000	3.500	11/15/11	1,017,960
1,000,000	3.000	11/15/12	1,012,740
Michigan Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 ET-1 (A-/NR)(c)
2,500,000	5.250	08/01/14	2,768,475
Michigan Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Pollution Control Project Series 1995 CC (AMBAC) (BBB/Baa1)(c)
25,000	4.850	09/01/11	25,871
Monroe County Hospital Finance Authority Hospital RB Refunding for Mercy Memorial Hospital Corporate Obligations Series 2006 A (BB+/Baa3)
980,000	5.000	06/01/12	990,349
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
2,000,000	6.250	09/01/14	2,271,160

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Michigan — (continued)
Wyandotte Electric RB Refunding Series 2009 A (ASSURED GTY) (AAA/Aa3)
$3,235,000	4.000%	10/01/12	$3,385,880

			33,967,026

Minnesota — 2.2%
Hennepin County Minnesota GO Bonds Refunding Series 2009 B (AAA/Aaa)
8,280,000	3.000	12/01/12	8,755,355
Minnesota State COPS for Technology System Lease Purchase Agreement Series 2009 (AA+/NR)
8,575,000	4.000	06/01/14	9,360,727
Minnesota State GO Bonds Series 2001 (AAA/Aa1)(a)
10,000,000	5.000	10/01/11	10,580,700
Minnesota State GO Bonds Series 2008 C (AAA/Aa1)
3,850,000	5.000	08/01/12	4,204,547
Minnesota State Higher Education Facilities Authority RB for University of St. Thomas Series 2009 Seven-A (GO OF UNIV) (NR/A2)
1,000,000	2.500	10/01/13	1,019,680
950,000	3.000	10/01/14	982,509
Minnesota State Various Purpose GO Bonds Series 2009 D (AAA/Aa1)
9,445,000	5.000	08/01/13	10,626,947
Osseo Independent School District No. 279 GO Bonds Refunding for School Building Series 2009 C (SD CRED PROG) (AAA/Aa2)
3,820,000	3.000	02/01/13	4,032,278
St. Paul Independent School District No. 625 GO Bonds Refunding for Minnesota School Credit Enhancement Program Series 2009 C (SD CRED PROG) (AAA/Aa2)
1,930,000	4.000	02/01/12	2,033,274

			51,596,017

Mississippi — 0.6%
DeSoto County Mississippi GO Bonds Refunding Series 2009 (AA/Aa2)
250,000	3.000	11/01/11	256,835
250,000	3.000	11/01/12	260,495
700,000	3.000	11/01/13	736,897
Greenville Public School District RB Refunding Series 2009 (AA-/NR)
580,000	4.000	08/01/12	610,282
605,000	4.000	08/01/13	645,504
Jackson State University Educational Building Corp. RB for Campus Facilities Project Series 2008 (NR/Aa2)(c)
2,375,000	5.000	03/01/11	2,447,105
Mississippi Development Bank Special Obligation RB Refunding Series 2009 B-1 (ASSURED GTY) (AAA/Aa3)
500,000	3.000	07/01/11	508,645
Mississippi State GO Bonds for Capital Improvement Series 2002 (AGM-CR) (AAA/Aa2)(a)
5,000,000	5.000	11/01/12	5,457,350
Ocean Springs School District GO Bonds Series 2009 (AA-/NR)
1,135,000	4.000	05/01/13	1,223,485

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Mississippi — (continued)
University Education Building Corp. RB Refunding Series 2009 B (AA/Aa2)
$1,790,000	3.000%	10/01/13	$1,874,488

			14,021,086

Missouri — 0.3%
Clay County Missouri Reorganized School District No. R-1 GO Bonds Refunding and Improvement for Missouri State Direct Deposit Program Series 2001 (AA+/Aa1)
2,000,000	5.000	03/01/16	2,053,360
Columbia School District GO Bonds Refunding Series 2005 B (NR/Aa1)
1,000,000	5.000	03/01/12	1,072,080
Missouri State Development Financial Board Infrastructure Facilities Tax Allocation Independence-Centerpoint Project Series 2007 E (A/NR)
225,000	5.000	04/01/11	230,571
Missouri State Highways & Transit Commission First Lien RB Series 2006 A (AAA/Aaa)
4,000,000	5.000	05/01/12	4,324,800

			7,680,811

Nebraska — 0.2%
Omaha Nebraska GO Bonds Refunding Series 2008 (AAA/Aaa)
3,840,000	4.000	06/01/12	4,060,224

Nevada — 0.8%
Clark County GO Bonds Series 2000 (NATL-RE) (AA+/NR)(a)
1,030,000	5.500	07/01/10	1,030,000
Clark County School District Limited Tax GO Bonds Refunding Series 2001 C (NATL-RE FGIC) (AA/Aa1)
8,895,000	5.375	06/15/13	9,545,224
Henderson Nevada Local Improvement Special Assessment Refunding for District No. T-14 Senior Limited Obligation Series 2007 A (AGM) (AAA/Aa3)
1,405,000	4.250	03/01/11	1,415,678
Las Vegas Valley Water District GO Bonds Refunding Series 2008 B (AA+/Aa1)
5,000,000	5.000	06/01/13	5,517,750
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Sub-Special Improvement District No. 60-B Series 2006 (NR/NR)
560,000	4.600	12/01/11	558,477
615,000	4.700	12/01/12	610,843
540,000	4.800	12/01/14	524,345

			19,202,317

New Hampshire — 0.8%
Manchester New Hampshire General Airpport RB Refunding Series 2009 B (A-/A3)
4,855,000	5.000	01/01/12	5,070,125
5,105,000	5.000	01/01/13	5,417,120
5,240,000	5.000	01/01/14	5,589,770
New Hampshire Health & Education Facilities Authority RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
355,000	5.000	07/01/11	365,700
New Hampshire Health & Education Facilities Authority RB for Dartmouth-Hitchcock Obligated Group Series 2009 (A+/NR)
2,900,000	3.250	08/01/13	2,976,821

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Hampshire — (continued)
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB-/Baa3)
$375,000	5.250%	06/01/11	$380,239
395,000	5.250	06/01/12	404,598

			20,204,373

New Jersey — 2.8%
Atlantic County Utilities Authority Sewer RB Refunding Series 2009 (ASSURED GTY) (AA-/NR)
1,000,000	5.000	01/15/12	1,054,130
4,000,000	5.000	01/15/13	4,319,720
Franklin Township School District GO Bonds Refunding Series 2009 (SCH BD RES FD) (AA/NR)
1,315,000	4.000	08/15/12	1,399,647
Morris County GO Bonds Refunding Series 2009 (AAA/Aaa)
3,500,000	3.000	03/15/12	3,647,210
New Jersey COPS for Equipment Lease Purchase Agreement Series 2009 A (AA-/Aa3)
2,000,000	5.000	06/15/13	2,191,600
New Jersey Economic Development Authority RB for School Facilities Construction Series 2003 F (ETM) (AA-/Aa3)
6,000,000	5.000	06/15/12	6,518,580
New Jersey Economic Development Authority RB for School Facilities Construction Series 2003 F (NATL-RE FGIC) (AA-/Aa3)
2,695,000	5.250	06/15/14	2,915,855
New Jersey Economic Development Authority RB for School Facilities Construction Series 2008 RMKT 04/30/08 (AGM) (AAA/Aa3)(c)
2,000,000	5.000	09/01/14	2,180,320
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2008 W (ETM) (AA-/Aa3)
1,300,000	5.000	03/01/13	1,444,469
New Jersey Health Care Facilities Financing Authority Department of Human Services RB for Greystone Park Psychiatric Hospital Series 2005 (AA-/Aa3)
2,000,000	5.000	09/15/10	2,015,920
New Jersey State Turnpike Authority RB Refunded Balance Series 2000 A (NATL-RE) (A+/A3)
2,120,000	6.000	01/01/11	2,176,328
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2001 C (AGM) (AAA/Aa3)
5,285,000	5.750	12/15/12	5,861,858
Newark Housing Authority RB for South Ward Police Facility Series 2009 (ASSURED GTY) (GO OF CITY) (NR/Aa3)
1,155,000	3.500	12/01/11	1,180,283
1,000,000	3.500	12/01/12	1,042,190
1,235,000	3.500	12/01/13	1,281,572
Somerset County New Jersey GO Bonds Series 2009 A (AAA/Aaa)
3,320,000	2.000	08/01/13	3,433,378
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 (AAA/Aaa)(a)
6,925,000	5.750	06/01/12	7,488,764
5,000,000	6.000	06/01/12	5,513,050
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa)(a)
1,750,000	6.750	06/01/13	2,043,195

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Jersey — (continued)
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
$4,965,000	4.500%	06/01/23	$4,476,196
Union County New Jersey GO Bonds Refunding for General Improvement Series 2009 (AAA/Aaa)
4,195,000	4.000	03/01/14	4,610,347

			66,794,612

New Mexico — 1.5%
Albuquerque Municipal School District No. 12 GO Bonds for School Building Series 2009 A (ST AID WITHHLDG) (AA/Aa1)
1,000,000	4.000	08/01/11	1,038,930
Albuquerque Municipal School District No. 12 GO Bonds Refunding for School Building Series 2006 C (ST AID WITHHLDG) (AA/Aa1)
2,955,000	5.000	08/01/12	3,217,522
Albuquerque New Mexico GO Bonds Series 2009 A (AAA/Aa1)
4,000,000	3.000	07/01/13	4,243,280
Farmington New Mexico PCRB Refunding for Southern California Edison Co. Four Corners Project Series 2010 B (A/A1)(c)
10,000,000	2.875	04/01/15	10,193,200
New Mexico Finance Authority State Transportation RB Refunding Senior Lien Series 2009 A (AA+/Aa1)
6,000,000	2.000	06/15/12	6,164,280
New Mexico State Severance Tax RB Series 2009 A (AA/Aa1)
10,000,000	4.000	07/01/12	10,670,300

			35,527,512

New York — 7.9%
Metropolitan Transportation Authority Dedicated Tax Fund RB Series 2004 A (NATL-RE) (AA/Aa3)
600,000	5.000	11/15/10	609,960
Metropolitan Transportation Authority RB Series 2008 (A/A2)(c)
1,825,000	5.000	11/15/12	1,976,858
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (BBB+/A2)
1,480,000	5.000	08/01/13	1,591,829
Monroe County Industrial Development Agency Civic Facilities RB Refunding for Highland Hospital of Rochester Series 2005 (BBB+/A2)
1,000,000	5.000	08/01/12	1,060,710
Nassau County New York GO Bonds Refunding Series 2009 E (A+/Aa3)
500,000	4.000	06/01/12	530,445
3,000,000	4.000	06/01/13	3,241,590
New York City GO Bonds Refunding Series 2002 C (AA/Aa2)
2,000,000	5.250	08/01/10	2,006,800
New York City GO Bonds Series 2002 C (AGM) (AAA/Aa2)
7,625,000	5.250	08/01/11	7,994,812
New York City GO Bonds Series 2009 C (AA/Aa2)
7,000,000	5.000	08/01/13	7,787,990
New York City GO Bonds Series 2009 E (AA/Aa2)
9,340,000	3.000	08/01/13	9,830,630
New York City GO Bonds Series 2009 H-1 (AA/Aa2)
2,500,000	4.000	03/01/13	2,685,600

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New York — (continued)
New York City Health & Hospital Corp. RB Refunding for Health System Series 2003 A (AMBAC) (GO OF CORP) (A+/Aa3)
$500,000	5.000%	02/15/11	$512,280
New York City Industrial Development Agency RB Refunding for Polytechnic University Project Series 2007 (ACA) (BB+/NR)
1,630,000	5.000	11/01/11	1,688,338
New York City Transitional Finance Authority RB Future Tax Secured Subseries 2009 B (AAA/Aa1)
17,250,000	3.000	11/01/12	18,157,005
2,750,000	5.000	11/01/12	3,020,903
New York City Trust Cultural Resources RB for Juilliard School Series 2009 B (AA/Aa2)(c)
1,500,000	2.750	07/01/12	1,546,695
New York State Dormitory Authority Lease RB for Municipal Health Facilities Improvement Program Series 2010-1 (AA-/Aa3)(g)
4,825,000	5.000	01/15/14	5,325,690
New York State Dormitory Authority RB for New York University Hospital Center Series 2007 A (BBB/Baa2)
1,000,000	5.000	07/01/11	1,018,990
New York State Dormitory Authority RB for State University Educational Facilities Series 1993 A (NATL-RE-IBC) (A/Aa3)
6,880,000	5.500	05/15/13	7,484,064
New York State GO Bonds Refunding Series 2009 C (AA/Aa2)
27,085,000	3.000	02/01/13	28,434,374
23,075,000	3.000	02/01/15	24,367,431
New York State Thruway Authority General BANS Series 2009 (SP-1+/MIG1)
15,000,000	4.000	07/15/11	15,531,300
New York State Thruway Authority RB for Local Highway and Bridge Service Contract Series 2009 (AA-/NR)
4,560,000	4.000	04/01/13	4,898,762
2,730,000	5.000	04/01/14	3,066,309
New York State Urban Development Corp. RB for State Personal Income Tax Series 2009 B-1 (AAA/NR)
1,300,000	3.000	03/15/11	1,322,867
1,060,000	5.000	03/15/13	1,172,911
New York State Urban Development Corp. RB Unrefunded Balance Senior Lien Series 1996 (GO OF CORP) (AAA/Aaa)
1,360,000	5.500	07/01/16	1,364,039
New York State Urban Development Corp. RB Unrefunded Balance Series 2002 A (AA-/Aa3)(c)
2,000,000	5.500	01/01/11	2,047,000
Newburgh New York BANS Series 2009 A (NR/NR)
2,000,000	4.875	08/31/10	2,003,680
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 A-1 (AA-/Aa3)
4,445,000	5.500	06/01/15	4,460,380
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 B-1C (AA-/Aa3)
12,500,000	5.500	06/01/19	13,653,500
Triborough Bridge & Tunnel Authority General Purpose RB Series 2008 (GO OF AUTH) (AA-/Aa2)
2,250,000	5.000	11/15/11	2,384,348

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New York — (continued)
Triborough Bridge & Tunnel Authority RB Series 2001 A (FGIC-TCRS) (GO OF AUTH) (AAA/Aa2)(a)
$5,000,000	5.000%	01/01/12	$5,344,300

			188,122,390

North Carolina — 2.3%
Albemarle Hospital Authority RB Refunding Series 2007 (NR/NR)
270,000	5.000	10/01/10	270,489
Centennial Authority RB Refunding Series 2009 (ASSURED GTY) (AA-/Aa2)
1,715,000	5.000	09/01/12	1,852,680
3,190,000	5.000	09/01/13	3,523,132
Charlotte North Carolina Douglas International Airport RB Series 2010 A (A+/A1)
1,220,000	2.250	07/01/14	1,227,430
Charlotte North Carolina GO Bonds Refunding Series 2009 B (AAA/Aaa)
6,010,000	5.000	06/01/13	6,712,569
Charlotte-Mecklenburg Hospital Authority RB Refunding for Carolinas HealthCare System Series 2009 A (AA-/Aa3)
740,000	4.000	01/15/13	788,514
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2008 A (A-/Baa1)
1,000,000	5.000	01/01/14	1,101,950
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 A (A-/Baa1)
1,235,000	5.000	01/01/12	1,300,158
1,500,000	3.200	01/01/13	1,554,165
500,000	5.000	01/01/13	541,145
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 B (A-/Baa1)
500,000	3.000	01/01/13	515,635
3,000,000	3.000	01/01/14	3,094,380
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (NATL-RE) (A/A2)
1,000,000	5.500	01/01/14	1,123,400
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2008 C (ETM) (A/A2)
5,395,000	5.250	01/01/13	5,990,446
North Carolina State GO Bonds Refunding Series 2009 A (AAA/Aaa)
3,115,000	5.000	03/01/12	3,349,186
10,000,000	5.000	03/01/13	11,108,500
Wake County GO Bonds Refunding Series 2009 D (AAA/Aaa)
10,000,000	4.000	02/01/13	10,830,800

			54,884,579

Ohio — 2.0%
Bowling Green Ohio Student Housing RB for CFP I LLC-Bowling Green State University Project Series 2010 (BBB-/NR)
2,595,000	4.000	06/01/16	2,588,175
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (BBB/Baa3)
3,765,000	5.125	06/01/24	3,188,315
3,420,000	5.375	06/01/24	2,972,048

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Ohio — (continued)
Cincinnati Ohio City School District GO Bonds for Classroom Facilities Construction and Improvement Series 2003 (AGM) (AAA/Aa2)(a)
$5,000,000	5.000%	12/01/13	$5,674,600
Cleveland Ohio Airport System RB Series 2009 C (A-/A3)
5,000,000	4.000	01/01/13	5,235,150
Cleveland Ohio RB Sub Lien for Police & Fire Pension Series 2008 (AA/NR)
2,000,000	5.000	05/15/12	2,137,320
Ohio State Air Quality Development Authority PCRB Refunding for FirstEnergy Generation Corp. Project Series 2009 D (BBB-/Baa1)(c)
10,000,000	4.750	08/01/12	10,580,100
Ohio State GO Bonds Refunding for Higher Education Series 2009 C (AA+/Aa1)
2,450,000	5.000	08/01/13	2,739,958
Ohio State Higher Education Facility Commission RB for University Hospitals Health System, Inc. Series 2009 C (A/A2)(c)
4,100,000	3.750	01/15/13	4,238,867
Ohio State RB for Mental Health Capital Facilities Series II-2009 A (AA/Aa2)
1,735,000	3.500	12/01/12	1,827,944
1,320,000	4.000	12/01/13	1,425,864
Ohio State Water Development Authority Fresh Waste RB Refunding Series 2009 B (AAA/Aaa)
1,500,000	5.000	06/01/11	1,562,250
Ohio State Water Development Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 (BBB/A-2)(c)
2,000,000	2.625	01/02/13	2,000,000

			46,170,591

Oklahoma — 1.2%
Oklahoma County Finance Authority Educational Facilities Lease RB for Western Heights Public Schools Project Series 2006 (ASSURED GTY) (AAA/NR)
1,390,000	5.000	09/01/10	1,399,813
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2010 (AA/NR)
4,020,000	2.000	03/01/13	4,098,390
4,745,000	2.250	03/01/14	4,850,576
Oklahoma Development Finance Authority Hospital RB for Great Plains Regional Medical Center Project Series 2007 (BBB-/NR)
730,000	4.375	12/01/10	733,227
Oklahoma Development Finance Authority RB for Master Oklahoma State System Higher Education Series 2008 A (AA/Aa3)
1,340,000	5.000	06/01/13	1,460,721
Tulsa County Industrial Authority RB for Capital Improvement RMKT 08/17/09 Series 2003 A (AA-/NR)
10,965,000	4.000	05/15/16	11,887,047
Tulsa Oklahoma GO Bonds Refunding Series 2009 A (AA/Aa1)
1,015,000	3.000	03/01/13	1,070,196
Tulsa Oklahoma GO Bonds Refunding Series 2009 B (AA/Aa1)
1,985,000	3.000	03/01/13	2,092,944
Tulsa Oklahoma GO Bonds Series 2009 (AA/Aa1)
1,000,000	5.000	10/01/14	1,149,770

			28,742,684

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Oregon — 0.5%
Clackamas County Hospital Facility Authority RB Legacy Health System Series 2009 C (A+/A2)(c)
$2,000,000	5.000%	07/15/14	$2,136,480
Klamath Falls Oregon Intercommunity Hospital Authority RB for Merle West Medical Center Project Series 2002 (BB+/NR)(a)
550,000	5.800	09/01/12	616,886
520,000	5.900	09/01/12	584,350
Klamath Falls Oregon Intercommunity Hospital Authority RB Refunding for Merle West Medical Center Project Series 2002 (BB+/NR)
400,000	5.500	09/01/11	405,272
550,000	5.600	09/01/12	562,584
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Project Series 2002 (BB+/NR)
325,000	5.800	09/01/14	331,903
175,000	5.900	09/01/15	177,947
Lake Oswego Oregon GO Bonds Series 2009 A (AAA/Aa1)
1,575,000	3.000	12/01/13	1,674,666
North Clackamas School District No. 12 GO Bonds Refunding Series 2004 (AGM) (SCH BD GTY) (AAA/Aa1)
3,000,000	5.000	06/15/13	3,340,500
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2010 A (A+/A2)
500,000	5.000	03/15/13	535,430
500,000	5.000	03/15/14	540,680

			10,906,698

Pennsylvania — 1.7%
Allegheny County Redevelopment Authority Tax Increment Refunding for Waterfront Project Series 2007 A (A/NR)
1,255,000	5.000	12/15/10	1,273,687
1,300,000	4.250	12/15/12	1,329,029
Boyertown Area School District GO Bonds Series 2009 (ASSURED GTY) (ST AID WITHHLDG) (AAA/NR)
600,000	4.000	02/01/11	608,814
Carbon County Hospital Authority RB Refunding for Gnaden Huetten Memorial Hospital Series 2000 (AMBAC) (CNTY GTD) (NR/NR)
1,260,000	5.400	11/15/14	1,316,322
Chester County Health & Education Facilities Authority RB for Jefferson Health System Series 2010 A (AA/Aa3)(g)
1,775,000	4.000	05/15/14	1,882,352
Lampeter-Strasburg School District GO Bonds Series 2010 (ST AID WITHHLDG) (AA/NR)
1,000,000	2.000	03/01/12	1,019,000
North Penn School District GO Bonds Series 2009 (ASSURED GTY) (ST AID WITHHLDG) (NR/Aa2)
1,830,000	4.000	09/01/10	1,840,413
4,185,000	5.000	09/01/11	4,347,294
Pennsylvania Economic Development Financing Authority Exempt Facilities RB Refunding for Exelon Generation Co. LLC Project Series 2009 A (NR/A3)(c)
1,500,000	5.000	06/01/12	1,585,605

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2009 (BBB/NR)(c)
$2,500,000	2.625%	12/03/12	$2,476,625
Pennsylvania State Commonwealth GO Bonds Refunding Second Series 2003 A (NATL-RE FGIC) (AA/Aa1)
10,515,000	5.000	07/01/12	11,416,136
Pennsylvania State Commonwealth GO Bonds Refunding Series 2002 (AA/Aa1)
1,850,000	5.500	02/01/13	2,065,654
Pennsylvania State Department of General Services COPS Refunding Series 2001 (AGM) (AAA/Aa3)
250,000	5.000	11/01/12	263,547
Pennsylvania State Higher Educational Facilities Authority RB for State System of Higher Education Series 2006 AE (NATL-RE) (GO OF UNIV) (AA/Aa2)
2,340,000	5.000	06/15/12	2,524,720
Pittsburgh Water & Sewer Authority RB Refunding Subseries 2009 C-1D (ASSURED GTY) (AAA/NR)(c)
2,000,000	2.625	09/01/12	2,019,860
Red Lion Area School District GO Bonds RMKT 10/01/09 Series 2005 (AGM) (ST AID WITHHLDG) (AAA/NR)
1,000,000	4.000	05/01/13	1,071,040
Sharon City School District GO Bonds Series 2010 (ASSURED GTY) (ST AID WITHHLDG) (AAA/NR)
1,175,000	3.000	05/15/12	1,216,160
University of Pittsburgh RB for University Capital Project RMKT 12/17/08 Series 2005 A (GO OF UNIV) (AA/Aa1)(c)
2,000,000	5.500	09/15/13	2,240,380

			40,496,638

Puerto Rico — 4.8%
Government Development Bank for Puerto Rico RB Refunding RMKT 12/30/09 Series 1985 (NATL-RE) (COMWLTH GTD) (A/NR)
11,365,000	4.750	12/01/15	11,777,890
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa1)
2,500,000	5.000	07/01/12	2,630,300
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2003 H (AMBAC) (BBB/A3)(c)
250,000	5.000	07/01/10	250,000
Puerto Rico Electric Power Authority RB Refunding Series 1999 FF (ETM) (NATL-RE) (A/A3)
500,000	5.250	07/01/10	500,000
Puerto Rico Electric Power Authority RB Refunding Series 1999 OO (CIFG) (BBB+/A3)
500,000	5.000	07/01/13	544,330
Puerto Rico Municipal Finance Agency GO Bonds Series 1999 A (AGM) (AAA/Aa3)
120,000	5.750	08/01/12	121,577
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2004 J (AMBAC) (COMWLTH GTD) (BBB-/A3)(c)
4,965,000	5.000	07/01/12	5,168,714

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2004 J (COMWLTH GTD) (BBB-/A3)(c)
$1,050,000	5.000%	07/01/12	$1,093,081
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank for Puerto Rico) (AMBAC) (BBB-/Baa1)(c)
1,405,000	5.250	02/01/12	1,447,403
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank for Puerto Rico) (FGIC) (BBB-/Baa1)(c)
22,010,000	5.250	02/01/12	22,674,262
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank for Puerto Rico) (NATL-RE) (A/Baa1)(c)
4,270,000	5.250	02/01/12	4,398,869
Puerto Rico Sales Tax Financing Corp. RB Series 2009 A (A+/A1)(c)
61,560,000	5.000	08/01/11	64,633,075

			115,239,501

Rhode Island — 0.3%
Rhode Island Health & Educational Building Corp. RB for Rhode Island University Higher Educational Facilities Series 2000 B (AMBAC) (A+/NR)(a)
5,000,000	5.700	09/15/10	5,101,650
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 A (BBB/Baa3)
1,480,000	6.000	06/01/23	1,499,225

			6,600,875

South Carolina — 1.9%
Beaufort-Jasper South Carolina Water & Sewer Authority Waterworks and Sewer System RB Series 2010 B (AA/Aa1)
500,000	4.000	03/01/12	527,490
1,255,000	4.000	03/01/13	1,349,878
2,400,000	5.000	03/01/14	2,701,104
Greenville County Tourism Public Facilities Corp. COPS for Greenville Hospitality Tax Series 2008 (NATL-RE) (A/A1)
1,075,000	4.000	04/01/11	1,101,316
Lexington One School Facilities Corp. Installment Purchase RB for Lexington County School District No. 1 Series 2006 (NR/Aa3)
500,000	5.000	12/01/10	509,000
Oconee County PCRB Refunding for Duke Power Co. Project Series 2009 (A/A1)
6,000,000	3.600	02/01/17	6,098,340
Richland County South Carolina GO Bonds Series 2009 A (AA+/Aa1)
1,585,000	5.000	03/01/13	1,765,579
Richland County South Carolina School District No. 2 GO Bonds Refunding Series 2009 C (SCSDE) (AA/Aa1)
1,615,000	3.000	03/01/13	1,700,643
1,595,000	3.000	03/01/14	1,686,713
Rock Hill South Carolina RB Refunding for Combined Utility System Series 2009 C (ASSURED GTY) (AAA/Aa3)
1,430,000	4.000	01/01/12	1,486,213

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
South Carolina — (continued)
South Carolina Jobs-Economic Development Authority Hospital RB Refunding and Improvement for Palmetto Health Series 2009 (BBB+/Baa1)
$1,000,000	3.000%	08/01/12	$1,010,210
1,080,000	3.500	08/01/13	1,101,751
South Carolina Jobs-Economic Development Authority Hospital RB Refunding for AnMed Health Project Series 2010 (A+/NR)
1,000,000	3.000	02/01/12	1,028,370
South Carolina State GO Bonds for School Facilities Series 2002 A (AA+/Aaa)
10,060,000	5.000	01/01/13	10,819,832
South Carolina State Public Service Authority RB Refunding Series 2009 A (AA-/Aa2)
2,000,000	5.000	01/01/12	2,133,700
Tobacco Settlement Revenue Management Authority RB Series 2001 B (BBB/Baa3)(a)
1,480,000	6.000	05/15/11	1,513,463
Tobacco Settlement Revenue Management Authority RB Series 2003 (BBB/Baa3)
1,885,000	5.000	06/01/18	1,886,414
Western California Regional Sewer Authority RB Refunding for South Carolina Sewer System Series 2005 B (AGM) (AAA/Aa2)
2,200,000	5.000	03/01/15	2,510,706
York County School District No. 3 GO Bonds Series 2001 (SCSDE) (AA/Aa1)
4,000,000	5.000	03/01/13	4,269,760

			45,200,482

South Dakota — 0.1%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2009 (AA-/A1)
1,250,000	4.250	11/01/14	1,333,187

Tennessee — 2.2%
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
665,000	4.500	07/01/10	665,000
Johnson City Health & Educational Facilities Board Hospital RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
890,000	5.000	07/01/15	934,046
Knox County GO Bonds Refunding Series 2003 (AA+/Aa1)
4,500,000	5.000	04/01/13	4,817,070
Lewisburg Industrial Development Board Solid Waste Disposal RB for Waste Management, Inc. Project Series 2006 (BBB/NR)(c)
2,500,000	2.500	07/01/12	2,503,375
Memphis Tennessee BANS Series 2010 (SP-1+/MIG1)
2,500,000	4.000	05/01/12	2,638,125
Memphis Tennessee Electric System RB Subseries 2003 A (NATL-RE) (AA+/Aa2)(a)
6,000,000	5.000	12/01/13	6,787,980
Memphis Tennessee GO Bonds Refunding for General Improvement Series 2005 (NATL-RE) (AA/Aa2)
4,430,000	5.000	10/01/11	4,677,593

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Tennessee — (continued)
Metropolitan Government Nashville & Davidson County GO Bonds for Metropolitan Government Nashville & Davidson County Improvement Series 2001 A (FGIC) (AA/Aa2)(a)
$5,000,000	5.500%	10/15/11	$5,327,950
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB Refunding for Vanderbilt University Series 2008 A (GO OF UNIV) (AA/Aa2)
5,000,000	4.500	10/01/12	5,425,450
Metropolitan Nashville Airport Authority Airport Improvement RB Refunding Series 2010 A (A/A2)
3,285,000	4.000	07/01/13	3,481,377
Rutherford County GO Bonds Capital Outlay Notes Series 2009 (SP-1+/MIG1)
2,500,000	4.000	04/01/12	2,640,300
Sevier County Public Building Authority RB for Local Government Public Improvement Series VII-D-1 (MUN GOVT GTD) (AA/NR)
5,000,000	4.000	06/01/12	5,276,150
5,000,000	5.000	06/01/14	5,586,300
Sevierville Public Building Authority RB for Local Government Public Improvement Series 2009 (MUN GOVT GTD) (AA/NR)
1,500,000	4.000	06/01/14	1,628,535
Tennessee Housing Development Agency RB for Homeownership Program Series 2005 1-B (AA+/Aa1)
515,000	3.350	07/01/10	515,000

			52,904,251

Texas — 7.8%
Aledo Texas Independent School District GO Bonds for School Building Series 2006 (PSF-GTD) (AAA/NR)(c)
2,100,000	1.900	08/01/10	2,100,420
Bell County GO Bonds Pre-refunded Limited Tax Notes Series 2008 (ETM) (AA/Aa3)
135,000	4.000	02/15/11	138,000
275,000	4.000	02/15/12	290,626
Bell County GO Bonds Unrefunded Balance Limited Tax Notes Series 2008 (AA/Aa2)
365,000	4.000	02/15/11	372,771
225,000	4.000	02/15/12	237,710
Collin County Texas GO Bonds Refunding Limited Tax Series 2009 A (AAA/Aaa)
1,105,000	3.000	02/15/13	1,165,853
1,135,000	3.000	02/15/14	1,204,859
Collin County Texas GO Bonds Refunding Series 2009 A (AAA/Aaa)
1,385,000	5.000	02/15/13	1,532,572
550,000	3.000	02/15/14	583,852
Corpus Christi Texas Utility System RB Series 2005 (AGM) (AAA/Aa3)
1,000,000	5.000	07/15/12	1,075,790

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Cypress-Fairbanks Independent School District GO Bonds Refunding for Capital Appreciation Series 1993 A (PSF-GTD) (AAA/Aaa)(d)
$7,500,000	0.000%	02/15/12	$7,380,600
Dallas County Texas Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 A (AMBAC) (BBB+/A3)
835,000	4.000	02/15/11	840,027
Dallas Texas Independent School District GO Bonds Refunding Series 2009 (A+/Aa2)
2,000,000	5.000	02/15/13	2,198,360
Dallas-Fort Worth International Airport Joint RB Refunding Series 2009 A (A+/A1)
2,500,000	4.000	11/01/13	2,676,400
2,000,000	4.000	11/01/14	2,150,940
Denton Texas Independent School District GO Bonds for Capital Appreciation Series 2002 (PSF-GTD) (AAA/Aaa)(a)(d)
5,745,000	0.000	08/15/12	2,378,717
Duncanville Independent School District Unlimited Tax GO Bonds for School Building Series 2001 B (PSF-GTD) (AAA/Aaa)(a)
1,000,000	5.250	02/15/12	1,073,470
Fort Bend County Texas GO Bonds Unlimited Tax Road Refunding Series 2009 (AA+/Aa1)
400,000	4.000	03/01/11	409,324
500,000	3.000	03/01/12	518,780
800,000	4.000	03/01/13	862,448
500,000	4.000	03/01/14	545,565
Fort Worth Texas General Purpose GO Bonds Series 2009 (AA+/Aa1)
4,260,000	4.000	03/01/13	4,586,699
Harris County Cultural Education Facilities Finance Corp. RB for Texas Childrens Hospitals Project Series 2009 (AA/Aa2)
1,680,000	3.500	10/01/13	1,775,340
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Methodist Hospital System Series 2009 B-2 (AA/NR)(c)
3,000,000	5.000	06/01/13	3,277,410
Harris County Cultural Education Facilities Finance Corp. Thermal Utility RB for TECO Project Series 2009 A (AA/Aa3)
1,000,000	5.000	11/15/12	1,082,000
Harris County Texas GO Bonds Refunding for Permanent Improvement Series 2009 B (AAA/NR)
300,000	4.000	10/01/12	322,062
1,000,000	4.000	10/01/13	1,093,610
Harris County Texas Tax and Sub Lien RB Refunding Series 2004 B (AGM) (AAA/Aaa)(c)
5,500,000	5.000	08/15/12	5,958,975
Hockley County Texas GO Bonds Series 2009 (ASSURED GTY) (AAA/NR)
1,090,000	4.000	02/15/12	1,138,461
1,050,000	4.000	02/15/13	1,113,840
Houston Texas Combined Utility System RB Refunding First Lien RMKT 05/23/08 Series 2004 C-2B (AMBAC) (AA/Aa2)(c)
6,975,000	5.000	05/15/11	7,219,892

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Houston Texas Water and Sewer System Junior Lien RB Forward Refunding Series 2002 B (AMBAC) (AA/NR)(a)
$5,500,000	5.750%	12/01/12	$6,160,605
Houston Texas Water and Sewer System Junior Lien RB Refunding Series 1991 C (AMBAC) (AA/Aa2)(d)
5,000,000	0.000	12/01/11	4,954,000
Houston Texas Water and Sewer System Junior Lien RB Refunding Series 2002 A (AGM) (AAA/Aa3)(a)
7,775,000	5.000	12/01/12	8,550,556
3,855,000	5.125	12/01/12	4,250,986
9,350,000	5.250	12/01/12	10,338,202
Hurst Euless Bedford Texas Independent School District GO Bonds Refunding for Capital Appreciation Series 1994 (PSF-GTD) (AAA/Aaa)(d)
4,620,000	0.000	08/15/11	4,584,842
Klein Texas Independent School District GO Bonds Refunding Series 2003 A (PSF-GTD) (AAA/Aaa)
2,050,000	4.250	08/15/14	2,290,280
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
2,450,000	5.500	05/15/14	2,809,048
Lubbock GO Bonds Certificates for Texas Waterworks System Series 2008 (AGM) (AAA/Aa2)
1,500,000	5.000	02/15/12	1,599,960
Lubbock GO Bonds for Municipal Drainage Utilities Series 2003 D (NATL-RE) (AA+/Aa2)(a)
8,500,000	5.000	02/15/12	9,119,055
Matagorda County Texas Navigation District No. 1 RB Refunding for American Electric Power Texas Central Co. Project Series 2008 (BBB/Baa2)(c)
7,500,000	5.125	06/01/11	7,714,650
Midland Texas Certificates of Obligation GO Bonds Series 2007 (NATL-RE) (AA+/Aa1)
1,155,000	4.000	03/01/13	1,237,294
1,255,000	4.000	03/01/14	1,358,186
Mission Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project Series 2006 (BBB/NR)(c)
4,000,000	3.750	05/01/15	3,998,120
North East Independent School District GO Bonds Unlimited Tax for Capital Appreciation Series 2007 A (PSF-GTD) (AAA/Aaa)(d)
5,300,000	0.000	08/01/11	5,255,480
North East Independent School District GO Bonds Unlimited Tax Refunding Series 2004 (PSF-GTD) (AAA/Aaa)
13,460,000	5.000	08/01/15	15,187,860
North Texas Municipal Water District RB Refunding for Water System Improvement Series 2009 (AAA/Aa2)
765,000	4.000	09/01/12	817,142
North Texas Tollway Authority System RB Refunding First Tier Series 2008 E-2 (A-/A2)(c)
4,000,000	5.250	01/01/12	4,220,240
North Texas Tollway Authority System RB Refunding First Tier Series 2008 H (A-/A2)(c)
4,000,000	5.000	01/01/13	4,300,720

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
North Texas Tollway Authority System RB Refunding First Tier Series 2008 L-1 (A-/A2)(c)
$2,500,000	5.500%	01/01/11	$2,552,550
Northside Independent School District GO Bonds for School Building Series 2009 (AA/Aa1)(c)
3,000,000	2.100	06/01/11	3,030,930
Point Isabel Independent School District GO Bonds Unlimited Tax Refunding for School Building Series 1996 (PSF-GTD) (NR/Aaa)(d)
1,000,000	0.000	02/01/13	968,240
San Antonio Texas Hotel Occupancy RB for Capital Appreciation Series 1996 (ETM) (FGIC) (A+/Aa2)(d)
1,120,000	0.000	08/15/11	1,110,256
Spring Branch Independent School District Unlimited Tax GO Bonds for Schoolhouse Series 2004 (PSF-GTD) (AAA/Aaa)
1,000,000	4.750	02/01/14	1,088,490
Tarrant County Limited Tax GO Bonds Series 2008 (AAA/Aaa)
3,110,000	5.000	07/15/13	3,479,748
Texas Southern University Constitutional Appropriation RB Series 2005 (NR/Aa1)
1,000,000	4.000	10/01/11	1,041,170
Texas State Public Finance Authority GO Bonds Refunding Series 2002 (AA+/Aaa)
5,000,000	5.375	10/01/13	5,544,850
Texas State Public Finance Authority GO Bonds Refunding Series 2008 A (AA+/Aaa)
3,750,000	5.000	10/01/11	3,963,412
Texas Transportation Commission RB Refunding for Central Texas Turnpike System First Tier Series 2009 (BBB+/Baa1)(c)
2,670,000	5.000	02/15/11	2,725,189
University of North Texas Financing System RB Series 2009 A (AA/Aa2)
515,000	5.000	04/15/12	553,038
1,195,000	5.000	04/15/13	1,320,284
Weatherford Texas Independent School District GO Bonds for School Building RMKT 08/03/09 Series 2002 A (PSF-GTD) (AAA/Aaa)
2,000,000	5.000	02/01/12	2,141,500

			185,572,256

U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Senior Lien RB Matching Fund Loan Notes Series 2004 A (BBB/Baa2)
1,525,000	5.000	10/01/10	1,525,625
1,045,000	5.000	10/01/12	1,109,414
Virgin Islands Public Finance Authority Senior Lien RB Refunding Matching Fund Loan Notes Series 2009 B (BBB/Baa2)
2,500,000	5.000	10/01/13	2,693,850
Virgin Islands Water & Power Authority Electric System RB Refunding Series 2010 A (BBB-/Baa2)
605,000	4.000	07/01/12	627,724
1,285,000	4.000	07/01/13	1,336,734
480,000	4.000	07/01/14	504,729
680,000	4.750	07/01/15	736,039

			8,534,115

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Utah — 1.0%
Centerville Utah Sales Tax RB Series 2009 (ASSURED GTY) (AAA/NR)
$1,340,000	4.000%	05/01/14	$1,459,716
Intermountain Power Agency RB Refunding for Subordinated Power Supply Series 2009 A (A+/A1)
3,000,000	5.000	07/01/12	3,226,140
Utah State GO Bonds Series 2009 A (AAA/Aaa)
5,850,000	5.000	07/01/14	6,712,699
Utah State GO Bonds Series 2009 B (AAA/Aaa)
7,450,000	4.000	07/01/14	8,259,517
Utah State University RB Refunding for Student Fee and Housing System Series 2009 (ASSURED GTY) (AAA/Aa3)
1,545,000	4.000	12/01/11	1,618,480
1,615,000	4.000	12/01/12	1,732,524
1,575,000	3.000	12/01/14	1,662,853

			24,671,929

Virginia — 1.8%
Fairfax County Virginia Economic Development Authority Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2007 (BBB/NR)
500,000	4.150	10/01/13	513,385
Fairfax County Virginia GO Bonds for Public Improvement Series 2009 A (ST AID WITHHLDG) (AAA/Aaa)
1,000,000	4.000	04/01/12	1,060,960
Fairfax County Virginia Redevelopment & Housing Authority BANS for Affordable Housing Acquisition Series 2008 A (AA+/Aa2)
4,000,000	4.000	03/01/13	4,076,800
Newport News Virginia GO Bonds Series 2009 B (AA/Aa1)
4,315,000	3.000	09/01/13	4,580,761
Richmond Virginia GO Bonds Series 2000 (AGM) (AAA/Aa3)
5,000,000	5.500	01/15/15	5,171,050
Smyth County Virginia IDA Hospital RB Refunding for Mountain States Health Alliance Series 2010 B (BBB+/Baa1)
3,330,000	5.000	07/01/14	3,547,482
Virginia Beach Virginia GO Bonds for Public Improvement Series 2009 (AAA/Aaa)
2,175,000	3.000	06/01/12	2,274,441
1,000,000	3.000	06/01/13	1,060,620
Virginia Beach Virginia GO Bonds Refunding for Public Improvement Series 2004 B (AAA/Aaa)
1,455,000	5.000	05/01/13	1,621,554
Virginia College Building Authority Educational Facilities RB Pre-refunded for 21st Century College Program Series 2004 A (ETM) (AA+/Aa1)
105,000	5.000	02/01/13	116,307
Virginia College Building Authority Educational Facilities RB Unrefunded Balance for 21st Century College Program Series 2004 (AA+/Aa1)
2,395,000	5.000	02/01/13	2,643,194
Virginia State Housing Development Authority Commonwealth Mortgage RB Subseries 2006 F-1 (GO OF AUTH) (AAA/Aaa)
6,000,000	4.000	04/01/12	6,227,640
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2010 A (AA+/Aa1)
3,015,000	2.500	03/01/15	3,034,778

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Virginia — (continued)
Virginia State Public School Authority School Financing 1997 Resolution RB Series 2003 C (ST AID WITHHLDG) (AA+/Aa1)
$1,500,000	5.250%	08/01/11	$1,577,550
Virginia State Public School Authority School Financing 1997 Resolution RB Series 2005 D (AA+/Aa1)
3,000,000	4.500	08/01/13	3,319,470
York County Economic Development Authority Electricity and Power RB Refunding Series 2009 A (A-/Baa1)(c)
2,000,000	4.050	05/01/14	2,128,740

			42,954,732

Washington — 1.6%
Grant County Washington Public Utility District No. 2 Priest Rapids RB Refunded Series 2001 H (AGM) (AAA/Aa3)
3,000,000	5.375	01/01/12	3,207,900
King County Washington Limited Tax GO Bonds Refunding Series 2009 D (AAA/Aa1)
3,195,000	3.000	12/01/12	3,359,574
King County Washington Public Hospital District No. 2 GO Bonds Refunding & Improvement for Evergreen Healthcare
Series 2006 (NATL-RE) (AA-/Aa3)
1,000,000	4.000	12/01/10	1,012,880
Port of Seattle Washington Passenger Facility Charge RB Series 1998 A (NATL-RE) (A/A2)
5,000,000	5.000	12/01/17	5,038,100
Seattle Washington RB Pre-refunded for Municipal Light and Power Improvement and Refunding Series 2001 (AGM) (AAA/Aa2)(a)
2,195,000	5.500	03/01/11	2,268,774
Seattle Washington RB Pre-refunded for Municipal Light and Power Improvement and Refunding Series 2001 (ETM) (AGM) (AAA/Aa2)
7,710,000	5.250	03/01/11	7,956,566
Seattle Washington RB Unrefunded Balance for Municipal Light and Power Improvement and Refunding Series 2001 (AGM) (AAA/Aa2)
2,630,000	5.250	03/01/11	2,713,581
805,000	5.500	03/01/15	828,176
Tobacco Settlement Authority of Washington RB Asset-Backed Bonds Series 2002 (BBB/Baa3)
2,815,000	6.500	06/01/26	2,876,902
Washington State GO Bonds Refunding Bonds Series 1992 A (AA+/Aa1)
1,155,000	6.250	02/01/11	1,193,935
Washington State Various Purpose GO Bonds Refunding Series 2005 R-A (AMBAC) (AA+/Aa1)
3,500,000	5.000	01/01/13	3,853,815
Washington State Various Purpose GO Bonds Series 2008 C (AA+/Aa1)
3,400,000	4.000	01/01/12	3,574,420

			37,884,623

West Virginia — 0.1%
West Virginia School Building Authority RB Refunding for Capital Improvement Series 2007 A (NATL-RE FGIC) (AA-/Aa3)
2,475,000	5.000	07/01/10	2,475,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Wisconsin — 0.9%
Badger Tobacco Asset Securitization Corp. Tobacco Settlement RB Asset-Backed Bonds Series 2002 (AAA/Aaa)(a)
$10,000,000	6.000%	06/01/12	$10,996,000
Green Bay Area Public School District GO Bonds Refunding Series 2009 (NR/Aa1)
250,000	2.500	04/01/11	253,445
Madison Wisconsin Community Development Authority RB for Wisconsin Alumni Research Foundation Project Series 2009 (AAA/NR)
1,530,000	2.500	10/01/12	1,577,858
Wisconsin State GO Bonds Series 2002 G (NATL-RE) (AA/Aa2)
2,500,000	5.000	05/01/12	2,680,750
Wisconsin State GO Bonds Series 2007 B (AGM) (AAA/Aa2)
4,115,000	5.000	05/01/12	4,435,847
Wisconsin State Health & Educational Facilities Authority RB for Aurora Health Care, Inc. Series 2010 A (A/A3)
1,500,000	5.000	04/15/12	1,568,925

			21,512,825

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$2,194,509,244

Other Municipal Debt Obligation — 0.1%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (NR/Baa1)(c)(e)
$2,000,000	4.950%	09/30/12	$1,580,740

Agency Debentures — 2.9%
FHLB
$10,000,000	4.625%	10/10/12	$10,850,328
15,000,000	3.625	10/18/13	16,116,253
37,500,000	5.250	06/18/14	42,779,715

TOTAL AGENCY DEBENTURES (Cost $67,772,852)			$69,746,296

Short-Term Investments — 1.4%
Arizona — 0.1%
Scottsdale Arizona IDA VRDN RB for Scottsdale Healthcare Series 2006 G (A-1+/VMIG1)(b)
$2,500,000	1.400%	07/01/10	$2,500,000

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-2 (A-1+/VMIG1)(b)
2,000,000	0.080	07/01/10	2,000,000

Delaware — 0.2%
University of Delaware VRDN RB Series 2004 B (A-1/NR)(b)
4,025,000	0.110	07/01/10	4,025,000

Illinois — 0.2%
Chicago Illinois Sales Tax VRDN RB Refunding RMKT 07/17/08 Series 2002 (A-1+/VMIG1)(b)
3,100,000	0.130	07/01/10	3,100,000
Chicago Illinois VRDN GO Bonds Project and Refunding Series 2003 B-1 (A-1+/Aa2)(b)
1,400,000	0.130	07/01/10	1,400,000

			4,500,000

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
Louisiana — 0.2%
East Baton Rouge Parish Louisiana VRDN PCRB Refunding for Exxon Project Series 1989 (A-1+/P-1)(b)
$3,800,000	0.100%	07/01/10	$3,800,000

Massachusetts — 0.1%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Tufts University Series 2008 N-2 (A-1/ VMIG1)(b)
2,000,000	0.080	07/01/10	2,000,000

Mississippi — 0.0%
Jackson County VRDN PCRB Refunding for Chevron U.S.A., Inc. Project Series 1992 (NR/ VMIG1)(b)
1,000,000	0.100	07/01/10	1,000,000

New Hampshire — 0.2%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 A (A-1/ VMIG1)(b)
3,800,000	0.160	07/01/10	3,800,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 B (A-1+/ VMIG1)(b)
2,000,000	0.160	07/01/10	2,000,000
New Hampshire Health & Education Facilities Authority VRDN RB for University of New Hampshire Series 2005 B-1 (A-1+/ VMIG1)(b)
150,000	0.220	07/01/10	150,000

			5,950,000

New York — 0.1%
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second Generation Resolution
Series 2008 BB-1 (A-1/ VMIG1)(b)
1,900,000	0.170	07/01/10	1,900,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Subseries 2008 B-3 (A-1/ VMIG1)(b)
1,000,000	0.160	07/01/10	1,000,000
New York City Transitional Finance Authority VRDN RB for New York City Recovery Subseries 2002 1-D (LIQ - Landesbank Hessen-Thuringen) (A-1+/VMIG1)(b)
260,000	0.130	07/01/10	260,000
New York City VRDN GO Bonds Subseries 1993 A-8 (LOC - JPMorgan Chase Bank, NA) (A-1+/VMIG1)(b)
200,000	0.150	07/01/10	200,000

			3,360,000

Texas — 0.2%
Lower Neches Valley Authority Industrial Development Corp. VRDN RB Refunding for Exxon Mobil Project Subseries 2008 A-3 (NR/ VMIG1)(b)
300,000	0.090	07/01/10	300,000
Texas Water Development Board VRDN RB Refunding State Revolving Sub Lien Series 2007 A (A-1+/ VMIG1)(b)
5,240,000	0.150	07/01/10	5,240,000

			5,540,000

TOTAL SHORT-TERM INVESTMENTS			$34,675,000

Shares	Rate	Value
Investment Companies — 2.6%
Blackrock Municipal Bond Fund — Institutional Shares(b)
61,687,669	0.141%	$61,687,669

TOTAL INVESTMENTS — 99.5%		$2,362,198,949

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		11,161,889

NET ASSETS — 100.0%		$2,373,360,838

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b) Variable rate security. Except for floating rate notes, maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2010.

(c) Securities with ‘‘Put’’ features with resetting interest rates. Maturity dates disclosed are the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2010.

(d) Issued with zero coupon. Income is recognized through the accretion of discount.

(e) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $8,876,118, which represents approximately 0.4% of net assets as of June 30, 2010.

(f) Inverse variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(g) When-issued security.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investor Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AGM	—	Insured by Assured Guaranty Municipal Corp.
AGM-CR	—	Insured by Assured Guaranty Municipal Corp.-
Insured Custodial Receipts
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
ASSURED GTY	—	Insured by Assured Guaranty
BANS	—	Bond Anticipation Notes
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	CIFC Assurance North America, Inc.
CNTY GTD	—	County Guaranteed
COMWLTH GTD	—	Commonwealth Guaranteed
COPS	—	Certificates of Participation
ETM	—	Escrowed to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
GO	—	General Obligation
GO OF AUTH	—	General Obligation of Authority
GO OF CITY	—	General Obligation of City
GO OF CORP	—	General Obligation of Corporation
GO OF UNIV	—	General Obligation of University
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MUN GOVT GTD	—	Municipal Government Guaranteed
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	—	National Public Finance Guarantee Corp.
Re-insures Financial Guaranty Insurance Co.
NATL-RE-IBC	—	Insured by National Public Finance Guarantee Corp. -
Insured Bond Certificates
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
SCH BD GTY	—	School Bond Guaranty
SCH BD RES FD	—	School Bond Reserve Fund
SCSDE	—	South Carolina State Department of Education
SD CRED PROG	—	School District Credit Program
ST AID WITHHLDG	—	State Aid Withholding
TCRS	—	Transferable Custodial Receipts
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.
XLCA-ICR	—	Insured by XL Capital Assurance, Inc. - Insured
Custodial Receipts

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SHORT DURATION TAX-FEE FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At June 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,328,032,666

Gross unrealized gain	38,066,006
Gross unrealized loss	(3,899,723)

Net unrealized security gain	$34,166,283

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L. P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of June 30, 2010:
High Yield Municipal

	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$3,645,179,501	$552,016
Common Stock and/or Other Equity Investments	157,626	—	—
Short-term Investments	13,179,968	72,619,000	—

Total	$13,337,594	$3,717,798,501	$552,016

Liabilities
Derivatives	$—	$(309,286)	$—

Municipal Income

	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$618,885,864	$—
Short-term Investments	473,450	18,665,000	—

Total	$473,450	$637,550,864	$—

Short Duration Tax-Free

	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$2,196,089,984	$—
U.S. Government Agency Obligations	—	69,746,296	—
Short-term Investments	61,687,669	34,675,000	—

Total	$61,687,669	$2,300,511,280	$—

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The following is reconciliation of Level 3 investments in the High Yield Municipal Fund for the period ended June 30, 2010:

Municipal Debt
Level 3	Obligations

Beginning Balance as of April 1, 2010	$552,016
Realized gains (loss)	—
Unrealized gain (loss) relating to instruments still held at reporting date	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—

Ending Balance as of June 30, 2010	$552,016

Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations. The Funds invest in the following types of swaps:
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Funds sell protection through a credit default swap, the Funds could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, the Funds, as sellers of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Funds may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Funds are entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The Funds’ credit default swaps are disclosed in the Additional Investment Information section of the Schedules of Investments. The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     The following table sets forth the gross value of the High Yield Municipal Fund’s derivative contracts for trading activities by certain risk types as of June 30, 2010. The values in the table below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.

Risk	Liabilities

Credit	$(309,286	)(a)

(a) Amount represents the payment to be made pursuant to bilateral agreement should the counterparty exercise its “right to terminate” provisions based on among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral such amount does not include incremental charges directly associated with the close-out of the agreement. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amount and for which the Fund is entitled to a full return.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities and enter into contracts to purchase or sell securities for a fixed price at a future date

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these funds, accounts or individuals of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, industry or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	August 30, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	August 30, 2010

* Print the name and title of each signing officer under his or her signature.